As filed with the Securities and Exchange Commission on April 19, 2001

                                                        Registration No. 33-6486

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                       OF 1933 Pre-Effective Amendment No.
                         Post-Effective Amendment No. 20
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 21

                                   ----------

                    Mutual of America Investment Corporation
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                                 320 Park Avenue
                            New York, New York 10022
                (Address of Principal Executive Office)(Zip Code)
                                 (212) 224-1600
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                         Dolores J. Morrissey, President
                    Mutual of America Investment Corporation
                                 320 Park Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                   ----------

                                    Copy to:
                             Deborah S. Becker, Esq.
                            Senior Vice President and
                            Associate General Counsel
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate space)

            [ ]   immediately upon filing pursuant to paragraph (b)

            [X]   on May 1, 2001 pursuant to paragraph (b)

            [ ]   60 days after filing pursuant to paragraph (a)(1)

            [ ]   on (date) pursuant to paragraph (a)(1)

            [ ]   75 days after filing pursuant to paragraph (a)(2)

            [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

================================================================================

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                              Cross-Reference Sheet

 Items in
 Part A of
 Form N-1A   Caption in Form N-1A                       Caption or Location in Prospectus
 ---------   --------------------                       ---------------------------------
     1       Front and Back Cover Pages ..............  Front and Back Covers
     2       Risk/Return Summary: Investments,
             Risks, and Performance ..................  Summary of How Our Funds Invest
     3       Risk/Return Summary: Fee Table ..........  Not Applicable (shares only to Separate Accounts)
     4       Investment Objectives, Principal
             Investment Strategies, and
             Related Risks ...........................  Details about How Our Funds Invest and Related Risks
     5       Management's Discussion of Fund
             Performance .............................  Not Applicable (Included in Annual Report)
     6       Management, Organization, and
             Capital Structure .......................  Management of the Funds
     7       Shareholder Information .................  Information on Fund Shares
     8       Distribution Agreements .................  Not Applicable
     9       Financial Highlights Information ........  Financial Highlights

 Items in
 Part B of                                              Caption or Location in
 Form N-1A   Caption in Form N-1A                       Statement of Additional Information
 ---------   --------------------                       -----------------------------------
    10       Cover Page and Table of Contents ........  Cover
    11       Fund History ............................  Investment Company's Form of Operations
    12       Description of the Fund and Its
             Investments and Risks ...................  Investment Strategies and Related Risks; Fundamental
                                                        Investment Restrictions; Non-Fundamental Investment
                                                        Policies; Description of Corporate Bond Ratings; Use of
                                                        Standard & Poor's Indices
    13       Management of the Fund ..................  Management of the Investment Company
    14       Control Persons and Principal Holders
             of Securities ...........................  Investment Company's Form of Operations
    15       Investment Advisory and Other
             Services ................................  Investment Advisory Arrangements; Independent Auditors;
                                                        Legal Matters; Custodian
    16       Brokerage Allocation and Other
             Practices ...............................  Portfolio Transactions and Brokerage
    17       Capital Stock and Other Securities ......  Investment Company's Form of Operations
    18       Purchase, Redemption, and Pricing
             of Shares ...............................  Purchase, Redemption and Pricing of Shares
    19       Taxation of the Fund ....................  Taxation of the Investment Company
    20       Underwriters ............................  Distribution Arrangements
    21       Calculation of Performance Data .........  Yield and Performance Information
    22       Financial Statements ....................  Financial Statements

 Items in
 Part C of
 Form N-1A   Caption in Form N-1A and in Part C of Registration Statement
 ---------   ------------------------------------------------------------

    23       Exhibits
    24       Persons Controlled by or Under Common Control with the Fund
    25       Indemnification
    26       Business and Other Connections of the Investment Adviser
    27       Principal Underwriters
    28       Location of Accounts and Records
    29       Management Services
    30       Undertakings

MUTUAL OF AMERICA INVESTMENT CORPORATION
320 Park Avenue, New York, New York 10022
--------------------------------------------------------------------------------

Mutual of America Investment Corporation is a mutual fund. It currently has these nine Funds:

      o     Equity Index Fund

      o     All America Fund

      o     Mid-Cap Equity Index Fund

      o     Aggressive Equity Fund

      o     Composite Fund

      o     Bond Fund

      o     Mid-Term Bond Fund

      o     Short-Term Bond Fund

      o     Money Market Fund

The Funds serve as investment vehicles for account balances under variable accumulation annuity contracts and variable life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York (the Insurance Companies). Separate Accounts of the Insurance Companies purchase Fund shares.

This Prospectus has information a contractholder or policyowner should know before allocating account balance to the Separate Account Funds that invest in shares of the Funds. You should read this Prospectus carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


Prospectus dated May 1, 2001

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         Page
                                                                         ----
Summary of How Our Funds Invest ....................................       1
   Equity Index Fund ...............................................       1
   All America Fund ................................................       1
   Mid-Cap Equity Index Fund .......................................       2
   Aggressive Equity Fund ..........................................       2
   Composite Fund ..................................................       2

   Bond Fund .......................................................       3

   Mid-Term Bond Fund ..............................................       3
   Short-Term Bond Fund ............................................       3
   Money Market Fund ...............................................       4
   Annual Total Returns ............................................       4

   Average Annual Total Returns ....................................       8

Management of the Funds ............................................       9
   The Adviser .....................................................       9
   Subadvisers for a Portion of the All America Fund ...............       9
   Portfolio Managers ..............................................      10

Details about How Our Funds Invest and Related Risks ...............      11
   Investment Objectives and Strategies ............................      11
     Equity Index Fund .............................................      11
     All America Fund ..............................................      11
     Mid-Cap Equity Index Fund .....................................      13

     Aggressive Equity Fund ........................................      13

     Composite Fund ................................................      14

     Bond Fund .....................................................      14

     Mid-Term Bond Fund ............................................      15
     Short-Term Bond Fund ..........................................      16
     Money Market Fund .............................................      16
   Risks of Investing in Stock Funds ...............................      17
   Risks of Investing in Bond Funds ................................      17
   Specific Investments or Strategies, and Related Risks ...........      18

Information About Fund Shares ......................................      20
   Pricing of Funds' Shares ........................................      20
   Purchase of Shares ..............................................      20
   Redemption of Shares ............................................      20
   Dividends, Capital Gains Distributions and Taxes ................      20

Financial Highlights ...............................................      21

You May Obtain More Information ....................................  Back cover

--------------------------------------------------------------------------------
SUMMARY OF HOW OUR FUNDS INVEST
--------------------------------------------------------------------------------

Each Fund of Mutual of America Investment Corporation (the Investment Company) has its own investment objective and tries to achieve its objective with certain investment strategies. The Funds' different investment strategies will affect the return of the Funds and the risks of investing in each Fund. A Fund may not achieve its objective. An investment in any of the Funds could decline in value.

Equity Index Fund
--------------------------------------------------------------------------------


The Fund seeks investment results that correspond to the investment performance of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R) Index). The Fund invests primarily in the 500 common stocks included in the S&P 500 Index to replicate, to the extent practicable, the weightings of such stocks in the Index.


      o Securities in the S&P 500 Index generally are issued by companies with large market capitalizations.

      o     Securities  are  included  in  the  Index  based  on  industry
            weightings  and  the  issuers'  leading   positions  in  those
            industries.

An investment in the Equity Index Fund is subject to market risk and financial risk, as defined below.

All America Fund
--------------------------------------------------------------------------------

The Fund attempts to outperform the S&P 500 Index, by investing in a diversified portfolio of primarily common stocks.


      o Approximately 60% of the Fund's assets are invested in the 500 common stocks included in the S&P 500 Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

      o Approximately 40% of the Fund's assets are invested by the Adviser and two Subadvisers, with an objective of capital appreciation and, to a lesser extent, current income. The Adviser invests approximately 10% of the Fund's assets primarily in small capitalization value stocks and approximately 10% of the Fund's assets primarily in large capitalization value stocks; one Subadviser invests approximately 10% of the Fund's assets primarily in small capitalization growth stocks; and the other Subadviser invests approximately 10% of the Fund's assets primarily in mid- and large capitalization growth stocks. Value stocks are stocks considered to be undervalued in the marketplace. Growth stocks are stocks considered to possess above average growth potential.


An investment in the All America Fund is subject to market and financial risk, as defined below. Approximately 20% of the All America Fund's assets are invested in small capitalization growth and value stocks, many of which trade over-the-counter, and this portion of its portfolio will have more market and financial risk than the portion invested in mid and large capitalization stocks. Equity securities that trade over-the-counter may be more difficult to sell than equity securities that trade on a national securities exchange.

      Risks Defined for Investing in Equity Securities


      -- Market Risk refers to how much the value of a security changes (volatility of price) when conditions in the securities markets change or the economic environment changes. Stocks of companies with smaller market capitalizations generally have more market risk and less liquidity than stocks of companies with larger market capitalizations. Market capitalization refers to the aggregate market value of the equity securities (stock) that a company has issued.


      -- Financial (or credit) risk refers to the earning stability and overall financial soundness of an issuer of an equity security.

Mid-Cap Equity Index Fund
--------------------------------------------------------------------------------

The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400 Index.


The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400 Index to replicate, to the extent practicable, the weightings of such stocks in the Index.

      o Stocks included in the S&P MidCap 400 Index are issued by companies with mid-sized market capitalizations. (Market capitalization refers to the aggregate market value of the equity securities that a company has issued.)

      o The average weighted market capitalization of companies in the Index is around $3 billion (and will vary with market conditions), although companies in the Index may have significantly smaller or larger market capitalizations.


An investment in the Mid-Cap Equity Index Fund is subject to market and financial risk (as defined on page 1).

Aggressive Equity Fund
--------------------------------------------------------------------------------


The Fund seeks capital appreciation. It invests primarily in growth and value common stocks. Many of the stocks purchased are issued by companies that have small market capitalizations and are traded over-the-counter.


The Fund uses two different investment styles to seek its investment objective:

      o The Fund invests in growth stocks issued by companies the Adviser believes to possess above-average growth potential.

      o The Fund invests in value stocks issued by companies the Adviser believes to be undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential.

An investment in the Aggressive Equity Fund is subject to market and financial risk (as defined on page 1). The Aggressive Equity Fund has more market risk and financial risk than our other stock funds, because it generally invests in small capitalization growth and value equity securities that often trade over-the-counter.

Composite Fund
--------------------------------------------------------------------------------

The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments. The portion of the Fund's assets invested in each category of securities will vary, based on the Adviser's view of current economic and market conditions.

      o The current investment strategy for the equity portion on the Fund is to invest in approximately 25 stocks in the S&P 500 Index that are the largest in the Index by market capitalization, and in approximately 50-75 additional stocks that also are included in the S&P 500 Index, as selected by the Adviser.

      o The current investment strategy for the fixed income portion of the Fund is to invest primarily in investment grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities.

An investment in the Composite Fund has market risk. By investing in equity securities and debt securities, the Fund tries to reduce the market risk that would exist for an investment in either a stock fund or a bond fund. An investment in the Composite Fund has moderate financial risk, based on the Fund's purchase of equity securities included in the S&P 500 Index and its purchase of investment grade debt securities. Refer to "Risks Defined for Investing in Equity Securities" on page 1 and "Risks of Investing in any of the Bond Funds" on page 3.

Bond Fund
--------------------------------------------------------------------------------

The Fund seeks current income, with preservation of shareholders' capital a secondary objective. The Fund's securities holdings will have an average maturity that varies according to the Adviser's view of current market conditions. The Fund invests primarily in publicly-traded, investment grade debt securities.

      o The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.


      o The Fund generally will invest a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency mortgage-backed securities, zero coupon securities or securities rated BBB.


      o The Adviser evaluates individual securities and selects securities based on interest income to be generated and does not time purchases and sales based on interest rate predictions.

You should refer to "Risks of Investing in any of the Bond Funds" below.

Mid-Term Bond Fund
--------------------------------------------------------------------------------

The Fund seeks current income, with preservation of shareholders' capital a secondary objective. The Fund's securities holdings will have an average maturity of three to seven years. The Fund invests primarily in publicly-traded, investment grade debt securities.

      o The Fund invests in corporate, U.S. Government securities and U.S. Government agency securities, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.

      o The Fund may have a significant portion of its assets invested in a particular type of debt security, such as U.S. Government agency mortgage-backed securities, zero coupon securities or securities rated BBB.

      o The Adviser generally selects securities based on interest income to be generated and does not time purchases and sales based on interest rate predictions.

You should refer to "Risks of Investing in any of the Bond Funds" below.

Short-Term Bond Fund
--------------------------------------------------------------------------------

The Fund seeks current income, with preservation of shareholders' capital a secondary objective. The Fund's securities holdings will have an average maturity of one to three years. The Fund invests primarily in publicly-traded, investment grade debt securities.

      o The Fund invests in corporate, U.S. Government securities, U.S. Government agency securities and money market instruments, such as bonds, notes, zero coupon securities, mortgage-backed securities and commercial paper.

      o     The Fund may have a significant  portion of its assets invested in a
            particular  debt  security,   such  as  U.S.  Government  or  agency
            securities, which also may be mortgage-backed securities.

      o     The Adviser selects  securities  based on income to be generated and
            does  not  time   purchases   and  sales  based  on  interest   rate
            predictions.

You should refer to "Risks of Investing in any of the Bond Funds" below.

Risks of Investing in any of the Bond Funds

An investment in any of the Bond Funds is subject to market risk, which includes changes in the overall level of interest rates. Interest rate increases usually cause a decline in the value of debt securities, with the amount of the decline greater for securities with longer terms to maturity. For this reason, the Bond Fund has more market risk than the Mid-Term Bond Fund, and the Mid-Term Bond Fund has more market risk than the Short-Term Bond Fund. Lower rated investment grade debt securities, which the Bond Fund and the Mid-Term Bond Fund purchase, may be subject to a greater market risk than higher rated debt securities, and below investment grade securities (rate below BBB) are subject to greater market risk than investment grade debt securities. Zero coupon securities, which the Bond Fund and Mid-Term Bond Fund also may purchase, may be subject to a greater market risk than securities that pay interest on a regular basis. Mortgage-backed securities or certificates, which all of the Funds may purchase and in which the Short-Term Bond Fund from time to time invests a significant portion of its assets, are subject to prepayment risk (shortening the term to maturity) when interest rates fall and to extension risk (lengthening the term to maturity) when interest rates rise.

An investment in any of the Bond Funds also involves credit risk, which refers to the ability of the issuer of a security to pay principal and interest as it becomes due. Securities rated BBB or lower have more credit risk than higher-rated securities.

Money Market Fund
--------------------------------------------------------------------------------

The Fund seeks  current  income and  preservation  of  principal by investing in
money  market   instruments  that  meet  certain   requirements  for  liquidity,
investment quality and stability of capital.

      o The average maturity of the instruments the Fund holds will be short-term - 90 days or less.

      o The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, with most securities rated in the highest category.

      o The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

The Money Market Fund pays dividends of income earned on an annual basis, rather than declaring dividends daily to maintain a stable net asset value of $1.00.

      o The Fund's net asset value will generally rise during the year as the Fund earns income, before dividends are paid.

      o The Fund's net asset value will decline when the Fund declares dividends and pays income to shareholders at the end of December each year.

A shareholder's investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the U.S. Government or any other government agency.

An investment in the Money Market Fund has a small amount of market risk and financial risk, because the Fund holds high quality securities with short terms to maturity. The Fund has a high level of current income volatility, because its securities holdings are short term and it reinvests at current interest rates as its holdings mature.

Annual Total Returns
--------------------------------------------------------------------------------

The bar charts below show the annual return of each Fund for the past ten years, or for the years the Fund has been in operation if less than ten years. A chart indicates the risks of investing in a particular Fund by showing changes in the Fund's performance from year-to-year during the period, but a Fund's past performance does not necessarily indicate how it will perform in the future.

Below each chart is the Fund's highest total return for any calendar quarter during the period covered by the chart, called the best quarter return, and the Fund's lowest total return for any calendar quarter during the period covered, called the worst quarter return. These returns are an indication of the volatility of a Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.

Equity Index Fund:

     1994      1995      1996      1997      1998      1999      2000

     1.5%      36.6%     22.7%     33.1%     28.6%     20.6%     -9.0%

Best quarter return: 21.4% during fourth quarter 1998

Worst quarter return: (9.9%) during third quarter 1998


All America Fund:

     1991   1992   1993    1994   1995    1996    1997    1998    1999    2000

     22.6%  3.2%   12.0%   1.3%   36.6%   20.7%   26.8%   21.3%   25.8%   -5.0%


Best quarter return: 22.1% fourth quarter 1998
Worst quarter return: (14.3%) during third quarter 1998

Mid-Cap Equity Index Fund:

     1999      2000    The Mid-Cap Equity Index Fund began operations on
                       May 3, 1999.

     11.8%     16.7%


Best quarter return: 16.9% during fourth quarter 1999

Worst quarter return: (8.1%) during third quarter 1999

Aggressive Equity Fund:

     1995      1996      1997      1998      1999      2000

     38.2%     27.1%     21.2%     -5.1%     43.3%     -1.2%


Best quarter return: 27.2% during fourth quarter 1999


Worst quarter return: (26.2%) during third quarter 1998

Composite Fund:

     1991   1992   1993    1994   1995    1996    1997    1998    1999    2000

     17.4%  5.9%   16.9%   3.0%   21.9%   11.9%   17.7%   14.5%   15.2%   -0.5%

Best quarter return: 12.9% during fourth quarter 1999

Worst quarter return: (4.6%) during third quarter 1994

Bond Fund:


     1991   1992   1993    1994   1995    1996    1997    1998    1999    2000

     14.0%  8.6%   13.1%   -3.2%  19.4%   3.5%    10.4%   7.2%    -1.9%   8.9%


Best quarter return: 7.0% during fourth quarter 1995

Worst quarter return: (2.9%) during third quarter 1994

Mid-Term Bond Fund:


     1994      1995      1996      1997      1998      1999      2000

     -3.7%     16.3%     3.9%      7.3%      6.4%      1.4%      4.8%

Best quarter return: 6.1% during second quarter 1995

Worst quarter return: (3.0%) during first quarter 1994

Short-Term Bond Fund:

     1994      1995      1996      1997      1998      1999      2000

     1.4%      7.7%      4.9%      6.0%      5.7%      4.2%      7.8%


Best quarter return: 2.6% during fourth quarter 1995

Worst quarter return: (0.3%) during third quarter 1994

Money Market Fund:


     1991   1992   1993    1994   1995    1996    1997    1998    1999    2000

     4.4%   3.3%   2.9%    4.1%   5.8%    5.3%    5.5%    5.4%    5.2%    6.2%


Best quarter return: 1.6% during first quarter 1991

Worst quarter return: (0.7%) during third quarter 1993

Average Annual Total Returns (for periods ended December 31, 2000)
--------------------------------------------------------------------------------

The table below shows the average annual total returns of each Fund for the past one, five and ten years, if the Fund was operating for those periods, and the return for the period of the Fund's operations. The table indicates the risks of investing in the Funds by comparing, for the same periods, each Fund's returns to those of a broad-based, unmanaged index, or to Treasury Bills for money market investments. A Fund's past performance does not necessarily indicate how it will perform in the future. The average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.


                                                                  Past         Past         Past       For Life
                 Fund/Comparative Index(es)                     One Year    Five Years    Ten Years    of Fund*
-------------------------------------------------------------------------------------------------------------------
Equity-Index Fund ..........................................     (9.0)%       18.2%          N/A         16.7%
  S&P 500 Index ............................................     (9.1)%       18.3%                      17.0%
-------------------------------------------------------------------------------------------------------------------
All America Fund** .........................................     (5.0)%       17.3%         16.0%        15.8%
  S&P 500 Index(1) .........................................     (9.1)%       18.3%         17.5%        16.9%
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Index Fund ..................................     16.7%         N/A           N/A         17.3%
  S&P MidCap 400 Index(2) ..................................     17.5%                                   17.9%
-------------------------------------------------------------------------------------------------------------------
Aggressive Equity Fund .....................................     (1.2)%       15.7%          N/A         18.1%
  Russell 2000 Index(3) ....................................     (3.0)%       10.3%                      11.5%
-------------------------------------------------------------------------------------------------------------------
Composite Fund .............................................     (0.5)%       11.5%         11.6%        11.9%
  S&P 500 Index ............................................     (9.1)%       18.3%         17.5%        16.9%
  Lehman Brothers Gov't./Corp. Bond Index(4) ...............     11.8%         6.2%          8.0%         9.3%
  90-day Treasury Bill Rate ................................      6.0%         5.2%          4.9%         5.7%
-------------------------------------------------------------------------------------------------------------------
Bond Fund ..................................................      8.9%         5.5%          8.0%         8.3%
  Lehman Brothers Gov't./Corp. Bond Index ..................     11.8%         6.2%          8.0%         9.3%
-------------------------------------------------------------------------------------------------------------------
Mid-Term Bond Fund .........................................      4.8%         4.7%          N/A          5.4%
  Salomon Brothers Gov't./Corp. 3-7 Year Bond Index(5) .....     10.6%         6.3%                       6.6%
-------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund .......................................      7.8%         5.7%          N/A          5.3%
  Salomon Brothers Gov't./Corp. 1-3 Year Bond Index(5) .....      8.1%         6.0%                       5.8%
-------------------------------------------------------------------------------------------------------------------
Money Market Fund ..........................................      6.2%         5.4%          4.9%         5.7%
  90-day Treasury Bill Rate ................................      6.0%         5.2%          4.9%         5.7%
  7-day current yield for period ended 12/26/00 was 6.3%
  7-day effective yield (reflecting the compounding of
    interest) for period ended 12/26/00 was 6.5%
-------------------------------------------------------------------------------------------------------------------


N/A = Not applicable

 * The Funds commenced operations on the following dates: All America, Composite, Bond and Money Market Funds - January 1, 1985; Equity Index, Mid-Term Bond and Short-Term Bond Funds - February 5, 1993; Aggressive Equity Fund - May 2, 1994; and Mid-Cap Equity Index Fund - May 3, 1999.

** Prior to May 2, 1994, the All America Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers.


(1) The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500.


(2) The S&P MidCap 400 Index is the Standard & Poor's MidCap 400 Index, a market value-weighted index of 400 stocks issued by U.S. companies with medium market capitalizations.


(3) The Russell 2000 Index is a market capitalization-weighted index of common stock prices of the smallest 2000 companies in the Russell 3000.


(4) The Lehman Brothers Government/Corporate Bond Index is an index of U.S. Government and corporate bond prices of investment grade bonds with maturities greater than one year and face values over $1 million.


(5) The Salomon Brothers Government/Corporate Bond Index, for 1-3 years and for 3-7 years, is a market capitalization-weighted index of Treasury, Agency, mortgage and corporate bonds in the Salomon Brothers Broad Investment-Grade Bond Index with the same maturities.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The Adviser
--------------------------------------------------------------------------------


Mutual of America Capital Management Corporation, 320 Park Avenue, New York, New York 10022 (the Adviser or Capital Management) is the investment adviser for the Funds of the Investment Company. The Adviser had total assets under management of approximately $8.1 billion at December 31, 2000, including $2.7 billion for the Investment Company. As Adviser, Capital Management:


      o     places orders for the purchase and sale of securities,

      o     engages in securities research,

      o     makes   recommendations  to  and  reports  to  the  Investment
            Company's   Board  of  Directors,   supplies   administrative,
            accounting and recordkeeping services for the Funds, and

      o provides the office space, facilities, equipment, material and personnel necessary to perform its duties.


For its investment management services, the Adviser receives compensation from each Fund at an annual rate of the Fund's net assets, calculated as a daily charge. These annual rates, which were applicable during 2001, are:


      o All America, Composite, Bond, Mid-Term Bond and Short-Term Bond Funds -- .50%

      o     Aggressive Equity Fund -- .85%

      o     Equity Index and Mid-Cap Equity Index Funds -- .125%

      o     Money Market Fund -- .25%

The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the investment advisory fee paid by the Fund to the Adviser. The Adviser may discontinue this expense limitation at any time.

Subadvisers for a Portion of the All America Fund
--------------------------------------------------------------------------------

The Adviser has delegated its investment advisory responsibilities for a portion of the All America Fund to two Subadvisers. Each Subadviser provides investment advice for approximately 10% of the assets of the All America Fund. The Adviser pays the Subadvisers for their advisory services to the All America Fund.


      o Fred Alger Management, Inc., One World Trade Center, Suite 9333, New York, New York 10048 ("Alger Management"), is a small capitalization growth adviser for its portion of the All America Fund. It provides investment management services to institutional, corporate and individual clients, including other registered management investment companies. At December 31, 2000, Alger Management had assets under management of approximately $18.4 billion.

      o Oak Associates, Ltd., 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is a mid- and large capitalization growth adviser for its portion of the All America Fund. It provides investment management services for individual and corporate clients, primarily in connection with retirement plans. At December 31, 2000, Oak Associates had assets under management of approximately $24.1 billion.

Portfolio Managers
--------------------------------------------------------------------------------

The person(s) primarily responsible for the day-to-day management of the Funds' investment portfolios are listed below. No information is given for the Money Market Fund because of the type of investments it makes. No information is given for the Equity Index Fund, the Indexed Assets of the All America Fund or the Mid-Cap Equity Index Fund, because the investment objective for each is to replicate the performance of an index.

All America Fund

Thomas P. Larsen, Executive Vice President of the Adviser, is responsible for managing the Adviser's portions of the actively managed assets of the Fund. Mr. Larsen joined the Adviser in June 1998 from his position as Senior Vice President of Desai Capital Management. He has almost 30 years of experience in selecting securities for and managing equity portfolios.


David D. Alger and Bonnie Smithwick are primarily responsible for the day-to-day management of the Alger Management portion of the Fund. Mr. Alger, President and Chief Executive Officer of Alger Management, has been employed by Alger
Management since 1971 and has been President since 1995, and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ms. Smithwick has been employed by Alger Management since June 2000 as a Vice President and portfolio manager. Prior thereto, she served as a Director of Global Custody Sales for Citibank, N.A. from 1993 to 1996 and was a Senior Vice President and Financial Analyst for Bramwell Capital Management from 1996 to June 2000.


James D. Oelschlager is the portfolio manager of the Oak Associates portion of the Fund. Since establishing Oak Associates in 1985, Mr. Oelschlager has served as its portfolio manager. Previously, he served as the Assistant Treasurer of Firestone Tire & Rubber Company, where he was directly responsible for the management of the company's pension assets. Mr. Oelschlager is assisted with portfolio management responsibilities by Donna Barton and Margaret Ballinger, trading, and Doug MacKay, equity research. These individuals have combined experience of over seventy years in the investment business and play a key role in the day-to-day management of the firm's portfolios.

Aggressive Equity Fund

Thomas P. Larsen, Executive Vice President of the Adviser, has responsibility for managing the Fund. Mr. Larsen, who has almost 30 years of experience in selecting securities for and managing equity portfolios, joined the Adviser in June 1998 and before that was Senior Vice President of Desai Capital Management.

Composite Fund

Thomas P. Larsen, Executive Vice President of the Adviser, is responsible for managing the equity portion of the Fund. Mr. Larsen, who joined the Adviser in June 1998 and whose most recent prior position was as Senior Vice President of Desai Capital Management. He has almost 30 years of experience in selecting securities for and managing equity portfolios.

Andrew L. Heiskell, Executive Vice President of the Adviser, is responsible for managing the fixed income portion of the Fund. Mr. Heiskell has more than 30 years of experience in selecting securities for and managing fixed-income portfolios.

Bond Fund, Mid-Term Bond Fund and Short-Term Bond Fund

Andrew L. Heiskell, Executive Vice President of the Adviser, has responsibility for setting the fixed income investment strategy and overseeing the day-to-day operations of the Bond Fund, the Mid-Term Bond Fund and the Short-Term Bond Fund. He has been the portfolio manager for the Bond Fund since February 1991 and of the Mid-Term and Short-Term Bond Funds since their inception in 1993. Mr. Heiskell has more than 30 years of experience in selecting securities for and managing fixed-income portfolios.

--------------------------------------------------------------------------------
DETAILS ABOUT HOW OUR FUNDS INVEST AND RELATED RISKS
--------------------------------------------------------------------------------

Investment Objectives and Strategies
--------------------------------------------------------------------------------


Equity  Index Fund:     The investment  objective of the Equity Index Fund is to
                        provide   investment  results  that  correspond  to  the
                        performance of the S&P 500 Index.


The Fund seeks to achieve its objective primarily by:

      o Purchasing shares of the 500 common stocks that are included in the S&P 500 Index.

            o Stocks are selected in the order of their weightings in the S&P 500 Index, beginning with the heaviest weighted stocks.

            o The percentage of the Fund's assets invested in each of the selected stocks will be approximately the same as the percentage the stock represents in the S&P 500 Index.

            o The Fund attempts to be fully invested at all times, and at least 80% of the Fund's net assets will be invested in the stocks that comprise the S&P 500 Index.

      o Purchasing futures contracts on the S&P 500 Index and options on futures contracts on the S&P 500 Index to invest cash prior to the purchase of common stocks, in an attempt to have the Fund's performance more closely correlate with the performance of the S&P 500 Index.

The Adviser uses a computer program to determine which stocks are to be purchased or sold to copy the S&P 500 Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P 500 Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

The Fund's investment performance may not precisely duplicate the performance of the S&P 500 Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P 500 Index.


All  America  Fund:     The  investment  objective of the All America Fund is to
                        outperform   the  S&P  500  Index  by   investing  in  a
                        diversified portfolio of primarily common stocks.


At least 65% of the All America Fund's total assets will be invested in equity securities under normal market conditions. The issuers of at least 80% of the Fund's total assets will be United States corporations or entities.

Indexed Assets. The Fund invests approximately 60% of its assets to provide investment results that correspond to the performance of the S&P 500 Index. This portion of the All America Fund is called the Indexed Assets. The Fund invests Indexed Assets in the 500 common stocks included in the S&P 500 Index and in futures contracts on the S&P 500 Index. The Fund attempts to match the weightings of stocks in the Indexed Assets with the weightings of those stocks in the S&P 500 Index, and it periodically rebalances the Indexed Assets to maintain those weightings.

Active Assets. The Fund invests approximately 40% of its assets to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. The Adviser and two Subadvisers actively manage this portion of the All America Fund, which is called the Active Assets.

--------------------------------------------------------------------------------


      Standard & Poor's (S&P) does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", the "S&P 500 Index(R)" and the "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Company. Standard & Poor's has no obligation or liability for the sale or operation of the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the Funds.

The Fund tries to maintain, to the extent possible, approximately equal amounts in each segment of the Active Assets. The Adviser periodically rebalances assets in the All America Fund to retain the approximate 60%/40% relationship between Indexed Assets and Active Assets, based on then current market values.


If the Adviser or Subadvisers actively trade Fund securities, the Fund will incur higher transaction costs, which may reduce Fund performance.


Adviser--Small Capitalization Value Stocks. The Adviser generally invests in stocks that it considers undervalued and with the potential for above average investment returns, issued by companies with small market capitalizations. Some of the companies whose stocks the Adviser selects may have limited Wall Street coverage and low institutional ownership, which may make the stocks more difficult to sell in certain market conditions.

      o The Adviser seeks securities with a depressed valuation compared to their previous valuations or compared to a universe of peer companies. The Adviser determines depressed valuation primarily through consideration of earnings, cash flow or net equity.

      o Issuers must have executive management that the Adviser considers strong and capable of executing a clear business strategy for the company.

The Adviser may at times actively trade the securities in this segment of the All America Fund, depending on market conditions.

Adviser--Large Capitalization Value Stocks. The Adviser invests this portion of Active Assets in stocks it considers to be of high quality with lower than average price volatility and low price/earning ratios, issued by companies with large market capitalizations. Companies generally will have:

      o     below market debt levels,

      o     earnings growth of 10% or more,

      o     current yield greater than the average of the S&P 500, and

      o market capitalization not less than that of any company included in the S&P Barra Value Index, updated quarterly.

The Adviser may at times actively trade the securities in this segment of the All America Fund, depending on market conditions.

Fred Alger Management, Inc.--Small Capitalization Growth Stocks. This Subadviser invests in stocks that it considers to be fundamentally sound with the potential for strong growth and for earnings in excess of market expectations, issued by companies with small market capitalizations.

      o The securities of these companies often are traded in the over-the-counter market.

      o Except during temporary defensive periods, at least 65% of the assets will be invested in equity securities of companies that, at the time of the Fund's purchase, have total market capitalization within the range of capitalization of the companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index(R), updated quarterly. During defensive periods, Alger Management may not achieve the investment objective for its portion of the All America Fund.


Alger Management uses a bottom-up approach in selecting stocks for its portion of the Fund, evaluating each issuer of securities before making an investment. Through in-house research by analysts who are organized according to industry groups, it develops stock selection recommendations that are presented to executive officers and portfolio managers for evaluation and discussion. The portfolio manager then determines the individual stocks that are appropriate for purchase. Alger Management actively trades the securities in its portion of the All America Fund, and its portfolio turnover rate generally will be higher than the portfolio turnover rate for the other portions of the Active Assets.

Oak  Associates,   Ltd.--Mid-  and  Large  Capitalization  Growth  Stocks.  This
Subadviser invests in mid- and large capitalization stocks, which often have low current income and the potential for significant growth. Its approach is to:

      o     monitor 200 stocks,


      o at any one time to invest in approximately 15-25 common stocks without regard for market industry weighting, and

      o usually hold securities that have appreciated in value, rather than selling them to realize capital gains.

Oak Associates identifies industries it believes are attractive from a long-term perspective, based on the direction of interest rates, the overall stock market environment, the inflation rate and evolving relationships of economic sectors. In selecting individual stocks, Oak Associates evaluates companies' growth prospects and utilizes relative valuation measures such as price to earnings ratio as compared to long-term growth rate, historical levels and the S&P 500 Index.


Mid-Cap Equity Index Fund:    The  investment  objective  of the Mid-Cap  Equity
                              Index Fund is to provide investment results that correspond to the performance of the S&P MidCap
                              400 Index.


The Fund seeks to achieve its objective primarily by:

      o Purchasing shares of the 400 common stocks that are part of the S&P MidCap 400 Index.

            o Stocks are selected in the order of their weightings in the S&P MidCap 400 Index, beginning with the heaviest weighted stocks.

            o The percentage of the Fund's assets invested in each of the selected stocks will be approximately the same as the percentage the stock represents in the S&P MidCap 400 Index.

            o The Fund attempts to be fully invested at all times, and at least 80% of the Fund's net assets will be invested in the stocks that comprise the S&P MidCap 400 Index.

      o Purchasing futures contracts on the S&P MidCap 400 Index and options on futures contracts on the S&P 400 Index to invest cash prior to the purchase of common stocks, in an attempt to have the Fund's performance more closely correlate with the performance of the S&P MidCap 400 Index.

The Adviser uses a computer program to determine which stocks are to be purchased or sold to copy the S&P MidCap 400 Index. From time to time, the Fund makes adjustments in its portfolio (rebalances) because of changes in the composition of the S&P MidCap 400 Index or in the valuations of the stocks within the Index relative to other stocks within the Index.

There is a risk that the Fund's investment performance may not precisely duplicate the performance of the S&P MidCap 400 Index, due to cash flows in and out of the Fund and investment timing considerations. The Fund also pays investment advisory expenses that are not applicable to an unmanaged index such as the S&P MidCap 400 Index.


Aggressive  Equity Fund:      The investment objective of the Aggressive  Equity
                              Fund is capital appreciation.


The Fund invests in growth stocks and value stocks, and the Adviser determines the percentage of the Fund's assets invested in growth stocks or value stocks at any one time. At least 85% of the Aggressive Equity Fund's total assets will be invested in equity securities under normal market conditions.

      o Growth stocks are stocks that the Adviser considers to have above-average growth potential, based on earnings, sales or prospective economic or political changes.

      o Value stocks are stocks that the Adviser views as undervalued, based on the issuer's assets, earnings or growth potential.

The Adviser uses a "bottom-up" approach in selecting stocks for the Fund (see definition below). The Adviser continually reviews the universe of companies with small market capitalization to identify securities with growth or value characteristics that meet its requirements. In evaluating an individual security, the Adviser determines the security's valuation relative to other securities in the same sector or industry.

Some of the stocks the Fund purchases have small market capitalizations and may be traded-over-the counter instead of on an exchange. During different market cycles, either growth or value stocks may be out of favor with investors and may have more market risk (price volatility) than larger capitalization stocks.


Composite Fund:   The  investment  objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of common stocks, debt securities and money market instruments.


The Adviser varies the portion of the Fund's assets invested in each category of securities, based on economic conditions, the general level of common stock prices, interest rates and other relevant considerations.

      o     The  Fund  invests  in   publicly-traded   common  stocks  for
            long-term growth of capital and, to a lesser extent, income from dividends.

      o     It  invests   in   publicly-traded,   investment   grade  debt
            securities and money market instruments for current income.


      o At December 31, 2000, the Fund's net assets were 52% invested in equity securities, 41% invested in fixed-income securities and 7% invested in money market instruments.


For defensive purposes, the Fund may invest up to 75% of its assets in common stock and other equity-type securities, or up to 75% of its assets in debt securities with a remaining maturity of more than one year, or 100% of its assets in money market instruments.

The Fund's current strategy for its equity investments is to invest in approximately 75 to 100 stocks, all of which are included in the S&P 500 Index.

      o The Fund selects approximately 25 stocks of companies with the largest market capitalizations and invests in these stocks in a range by market weight of 50%-150% of the S&P 500 Index market weight for these stocks.

      o The Adviser selects approximately 50 to 75 additional stocks, based on its stock selection analysis. The Fund invests in these stocks in a range by economic sector weighting of 65% to 135% of the economic sector weightings of the S&P 500 Index.

The Fund's current strategy for its fixed income investments is to invest primarily in investment grade debt securities of U.S. corporations, the U.S. Government and U.S. Government agencies. The Adviser manages this portion of the Composite Fund in substantially the same way as it manages the Bond Fund, described below.


Bond Fund:  The primary  investment  objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of shareholders' capital.


The average maturity of the debt securities held by the Bond Fund will vary according to market conditions and the stage of the interest rate cycle. The Fund's Adviser anticipates that the average maturity of the Fund's securities holdings will be between five and ten years. The average maturity for the Bond Fund will be longer than the average maturity of the debt securities held by the Mid-Term Bond Fund.


--------------------------------------------------------------------------------
      Definition We Use


      -- Bottom-up investing means that the Adviser evaluates an issuer of securities before purchasing those securities for the Fund, without taking into account possible changes in the general economy.

The Fund invests at least 80% of its assets in investment grade debt obligations issued by U.S. corporations or by the U.S. Government or its agencies.

      o     The  Fund  invests  in  various  types  of  debt   securities,
            including bonds, mortgage-backed securities, zero coupon securities and asset-backed securities, with ratings that range from AAA to BBB at the time of purchase.

      o The percentage of the Fund's portfolio invested in corporate securities and the percentage invested in U.S. Government and agency securities will vary, depending on market conditions and the Adviser's assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities.


      o At December 31, 2000, the Bond Fund's net assets were invested approximately 1% in U.S. Government agency mortgage-backed securities, 38% in U.S. Government securities and 61% in corporate debt securities. At that date, the Fund had approximately 42% of its net assets in obligations rated AAA, 43.5% of its net assets in corporate obligations rated BBB and 6% of its net assets in corporate obligations rated below investment grade, and 14% of its net assets were invested in zero coupon securities.

The Fund's non-investment grade holdings at year end were due to ratings downgrades subsequent to purchase by the Fund. The Fund does not purchase securities that are rated below investment grade but may hold securities that have been downgraded when the Adviser considers the securities to be undervalued due to factors such as lack of liquidity or uncertainty in the marketplace.


The Adviser uses a "bottom-up" approach in selecting debt securities for the Fund (see definition on page 14). The Adviser's approach generally is to purchase securities for income. In selecting an individual security, it reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Fund does not generally purchase and sell securities in anticipation of interest rate changes in the economy. The Adviser may sell a security that it considers to have become overvalued relative to alternative investments, and reinvest in an alternative security.


Mid-Term Bond Fund:     The  primary  investment  objective  of the  Fund  is to
                        provide as high a level of current  income  over time as
                        is believed to be  consistent  with  prudent  investment
                        risk.   A  secondary   objective  is   preservation   of
                        shareholders' capital. The average maturity of the Fund's securities holdings will be between three and seven years.


The Fund invests at least 80% of its assets in investment grade debt obligations issued by United States corporations or issued by the U.S. Government or its agencies.


      o     The  Fund  invests  in  various  types  of  debt   securities,
            including bonds, mortgage-backed securities, zero coupon securities and asset-backed securities, with ratings that range from AAA to BBB at the time of purchase.


      o The percentage of the Fund's portfolio invested in corporate securities and the percentage invested in U.S. Government and agency securities will vary, depending on market conditions and the Adviser's assessment of the income and returns available from corporate securities in relation to the risks of investing in these securities.


      o At December 31, 2000, the Mid-Term Bond Fund's net assets were invested approximately 10% in U.S. Government agency mortgage-backed securities, 20% in U.S. Government securities and 53% in corporate debt securities. At that date, the Fund had approximately 46% of its net assets in obligations rated AAA, 33% in corporate obligations rated BBB and 8.5% in obligations rated below investment grade (due to ratings downgrades subsequent to purchase by the Fund).


The Adviser uses a "bottom-up" approach in selecting securities for the Mid-Term Bond Fund. Its approach generally is to purchase securities for income. In selecting an individual security, the Adviser reviews historical financial measures and considers the price and yield relationship to other securities to determine a proper relative value for the security.

The Fund generally does not purchase and sell securities in anticipation of interest rate changes in the economy. The Adviser may sell a security in the Fund's portfolio that the Adviser considers to have become overvalued relative to alternative investments.


Short-Term Bond Fund:   The  primary  investment  objective  of the  Fund  is to
                        provide as high a level of current  income  over time as
                        is believed to be  consistent  with  prudent  investment
                        risk.   A  secondary   objective  is   preservation   of
                        shareholders' capital. The average maturity of the Fund's securities holdings will be between one and three years.


The Fund invests at least 80% of its assets in investment grade debt obligations issued by United States corporations or by the U.S. Government or its agencies and in money market instruments of the type that the Money Market Fund purchases.

      o At times, the Fund may invest a significant portion of its assets in mortgage-backed securities.


      o     At December 31, 2000,  the  Short-Term  Bond Fund had invested approximately 1% of its net assets in U.S. Government securities and 76% of its net assets in U.S. Government agency mortgage-backed securities.


Most of the mortgage-backed securities the Fund purchases are considered to be U.S. Government agency securities, with issuers such as Ginnie Mae and Fannie Mae. U.S. Government and agency securities have little financial risk, but mortgage-backed securities do have market risk and the prepayment risks specific to mortgage-backed securities. When interest rates change, mortgage-backed securities may prepay at a faster or slower rate than originally anticipated, which may negatively affect their yield and price.


Money  Market  Fund:    The investment  objective of the Fund is to realize high
                        current  income  to  the  extent   consistent  with  the
                        maintenance   of  liquidity,   investment   quality  and
                        stability of capital.


In selecting specific  investments for the Fund, the Adviser seeks securities or
instruments   with  the  highest   yield  or  income  that  meet  the  following
requirements.


      o The Fund invests only in money market instruments and other short-term debt securities including commercial paper issued by U.S. corporations and Treasury securities issued by the U.S. Government. At December 31, 2000, the Fund was 100% invested in commercial paper.


      o All of the securities the Fund purchases have a rating in one of the two highest rating categories from at least two nationally recognized rating agencies, and substantially all (at least 95%) have a rating in the highest category from at least two of these rating agencies.

      o At the time of purchase, a security must mature in 13 months or less (or 25 months for U.S. Government securities). The dollar-weighted average maturity of the Fund's securities must be 90 days or less.

      o The Fund will not invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government or agency securities.

The Fund does not maintain a stable net asset value. The Fund does not declare dividends daily, and income the Fund earns on its portfolio holdings increases the Fund's net asset value per share until the Fund declares a dividend. At least yearly the Fund distributes investment income to its shareholders, and the Fund's net asset value per share declines as a result of the distribution.

The Fund uses the amortized cost method of valuing securities that have a remaining term to maturity of 60 days or less. Because the Fund uses market value for securities that mature in more than 60 days, the Fund does not invest more than 20% of its assets in these securities, to limit the possibility of a decline in the Fund's net asset value.

An investment in the Fund has little market or financial risk but a relatively high level of current income volatility, because its portfolio holdings are high quality instruments that have a short time to maturity. Investments in the Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency.

Risks of Investing in Stock Funds
--------------------------------------------------------------------------

When you invest in a stock fund, and for the equity portion of a composite fund, you should consider that:

o The fund is subject to market risk -- the value of your investment will go up or down, depending on movements in the stock markets. As a result, you may lose money from your investment, or your investment may increase in value.

o The investment results for a particular Fund may be better or worse than the results for the stock markets taken as a whole, depending on the type of securities in which the Fund invests.

o The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, stock selection by a Fund's investment adviser(s) will impact the Fund's performance.

o The prices and investment performance of stocks that are issued by companies with smaller market capitalizations may fluctuate more than the prices and investment performance of stocks that are issued by companies with larger market capitalizations.

o A Fund may have more difficulty selling a small cap stock or any stock that trades "over-the-counter", as compared to larger capitalization stocks or stocks that trade on a national or regional stock exchange.

o Value stocks and growth stocks usually have different investment results, and either investment style may become out of favor with stock investors at a given time.

Risks of Investing in Bond Funds
--------------------------------------------------------------------------------

When you invest in a bond fund, and for the debt securities portion of a composite fund, you should consider that:

o The fund has market risk -- the value of your investment will go up or down depending on movements in the bond markets. As a result, you may lose money from your investment, or your investment may increase in value.

o The investment results for a particular Fund may be better or worse than the results for the comparable bond market taken as a whole, depending on the type of debt securities in which the Fund invests.

o The investment results for a particular Fund may be better or worse than the results of other funds that invest in the same types of securities. In other words, security selection by a Fund's investment adviser will impact the Fund's performance.

o Changes in prevailing interest rates usually will impact the value of debt securities. The longer the time period before the security matures (or is expected to be redeemed), the more impact interest rate changes will have on the price of the bond. When interest rates rise, the prices of outstanding debt securities tend to fall. When interest rates fall, the prices of outstanding debt securities tend to rise.

o Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates change. When interest rates fall, the underlying mortgages may be prepaid at a faster rate than previously assumed in pricing the mortgage-backed security, which would shorten the period to maturity of the security. When interest rates rise, the underlying mortgages may be prepaid at a slower rate than previously assumed, which would lengthen the period to maturity of the security.

o In periods of economic uncertainty, investors may favor U.S. government debt securities over debt securities of corporate issuers, in which case the value of corporate debt securities would decline in relation to the value of U.S. government debt securities.

o Zero coupon securities and discount notes do not pay interest, and they may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes than comparable securities that pay interest in cash at regular intervals. In addition, the Fund may lose a portion of the principal amount of a zero coupon security if it sells the security after an increase in interest rates.

o Unrated securities or securities rated below investment grade may be subject to a greater market risk than higher rated (lower yield) securities. Since lower rated and unrated securities are generally issued by corporations that are not as creditworthy or financially secure as issuers of higher rated securities, there is a greater risk that issuers of lower rated (higher yield) securities will not be able to pay the principal and interest due on such securities, especially during periods of adverse economic conditions.

o The market for debt securities may be subject to significant volatility, and volatility has generally increased in recent years.

Specific Investments or Strategies, and Related Risks
--------------------------------------------------------------------------------

This section provides additional information about certain of the principal investment strategies used by the Funds and additional investment strategies the Funds may use from time to time.

Options and Futures Contracts

Investment Strategies. All of the Funds may purchase and sell put and call options contracts, futures contracts and options on futures contracts. Depending on the types of securities in which a Fund invests, the contracts relate to fixed-income securities (including U.S. Government and agency securities), equity securities or indexes of securities. All contracts must relate to U.S. issuers or U.S. stock indexes.

A put option on a security gives the Fund the right to sell the security at a certain price. The purchase of a put option on a security protects the Fund against declines in the value of the security. A Fund may buy a put option contract on a security only if it holds the security in its portfolio.

A call option on a security gives the Fund the right to buy the security at a certain price. The purchase of a call option on a security protects the Fund against increases in the value of the security that it is considering purchasing. A Fund may sell a call option contract on a security only if it holds the security in its portfolio (a covered call).

A Fund may use futures contracts, or options on futures contracts, to protect against general increases or decreases in the levels of securities prices:

      o When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund's net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

      o When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

Risks from Options and Futures Contracts. Risks to a Fund in options and futures transactions include:

      o The securities held in a Fund's portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

      o A Fund purchasing an option may lose the entire amount of the premium plus transaction costs.

      o If a Fund has written a covered call option and the price of the underlying security increases sufficiently, the option may be exercised. The Fund will be required to sell the security at a price below current market value with the loss offset only by the amount of the premium the Fund received from writing the option.

Zero Coupon Securities and Discount Notes

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America Fund and the Aggressive Equity Fund to the extent they invest in fixed income securities, may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations, the U.S. Government or certain U.S. Government agencies. Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity.

Risks from Zero Coupon Securities and Discount Notes. Zero coupon securities and discount notes may fluctuate more in market value and be more difficult for a Fund to resell during periods of interest rate changes in the economy than comparable securities that pay interest in cash at regular intervals. The market values of outstanding debt securities generally decline when interest rates are rising, and during such periods a Fund may lose more investment capital if it sells zero coupon securities prior to their maturity date or expected redemption date than if it sells comparable interest-bearing securities. In general, the longer the remaining term to maturity or expected redemption of a security, the greater the impact on market value from rising interest rates.

Redeemable Securities

An issuer of debt securities, including zero coupon securities, often has the right after a period of time to redeem (call) securities prior to their stated maturity date, either at a specific date or from time to time. When interest rates rise, an issuer of debt securities generally is less likely to redeem securities that were issued at a lower interest rate, or for a lower amount of original issue discount in the case of zero coupon securities. In such instance, the period until redemption or maturity of the security may be longer than the purchaser initially anticipated, and the market value of the debt security may decline. If an issuer redeems a security when prevailing interest rates are relatively low, a Fund may be unable to reinvest proceeds in comparable securities with similar yields.

American Depository Receipts ("ADRs")

ADRs are dollar-denominated receipts that U.S. banks generally issue. An ADR represents the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or are traded over-the-counter in the United States. An ADR has currency risk, because its value is based on the value of the security issued by a foreign issuer. The All America Fund and Aggressive Equity Fund intend to invest a small percentage of their total assets in ADRs.

ADRs are subject to many of the same risks as foreign securities, such as possible:

      o     unavailability of financial information,

      o     changes in currency or exchange rates, and

      o difficulty by the Adviser or a Subadviser in assessing economic or political trends in a foreign country.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America and Aggressive Equity Funds to the extent they invest in debt securities, may invest in mortgage-backed securities. These securities represent interests in pools of mortgage loans, or they may be collateralized mortgage obligations secured by pools of mortgage loans (CMOs). Holders of mortgage-backed securities receive periodic payments that consist of both interest and principal from the underlying mortgages.

Some mortgage-backed securities are issued by private corporations. Mortgage-backed securities also include securities guaranteed by the Government National Mortgage Association (Ginnie Maes), securities issued by the Federal National Mortgage Association (Fannie Maes), and participation certificates issued by the Federal Home Loan Mortgage Corporation (Freddie Macs). The timely payment of principal and interest is backed by the full faith and credit of the U.S. Government (full faith and credit) in the case of Ginnie Maes, but Fannie Maes and Freddie Macs are not full faith and credit obligations.

Risks from Mortgage-Backed Securities. Characteristics of underlying mortgage pools will vary, and it is not possible to precisely predict the realized yield or average life of a particular mortgage-backed security, because of the principal prepayment feature inherent in the security.

      o A decline in interest rates may lead to increased prepayment of the underlying mortgages, and the securityholder may have to reinvest proceeds received at lower yields. Unscheduled or early payments on the underlying mortgages may shorten the effective maturity of a mortgage-backed security and impact the yield and price of the security.

      o An increase in interest rates may lead to prepayment of the underlying mortgages over a longer time period than was assumed when the mortgage-backed security was purchased, and the securityholder may not receive payments to reinvest at higher rates of return. Delay in payments on the underlying mortgages may lengthen the effective maturity of the security and impact the price and yield of the security.

      o Mortgage-backed securities issued by private corporations generally will have more credit risk than securities issued by U.S. Government agencies. Fannie Mae and Freddie Mac mortgage-backed securities, which are not full faith and credit obligations, may have more credit risk than Ginnie Mae securities.

--------------------------------------------------------------------------------
INFORMATION ABOUT FUND SHARES
--------------------------------------------------------------------------------

Pricing of Funds' Shares
--------------------------------------------------------------------------------

The purchase or redemption price of a Fund share is equal to its net asset value that we calculate after we receive the purchase or redemption order. A Fund's net asset value per share is equal to the sum of the value of the securities it holds plus any cash or other assets (including accrued interest and dividends), minus all liabilities (including accrued expenses) divided by the number of shares outstanding. The Adviser determines a Fund's net asset value as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading (a Valuation Day).

In determining a Fund's net asset value, the Adviser uses market value. If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value (the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium).


If there are any equity or debt securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by, or under the direction of, the Board of Directors of the Investment Company or its Valuation Committee.

Purchase of Shares
--------------------------------------------------------------------------------

The Investment Company offers shares in the Funds, without sales charge, only to the Insurance Companies for allocation to their Separate Accounts. Acceptance by an Insurance Company of an order for allocating account balance to one of the Separate Account Funds constitutes a purchase order for shares of the corresponding Fund of the Investment Company.

Redemption of Shares
--------------------------------------------------------------------------------

The Investment Company redeems all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share we next determine. We do not impose any deferred sales charge on redemptions.

We pay redemption proceeds normally within seven days of receipt of the redemption request, unless the Investment Company suspends or delays payment of redemption proceeds as permitted in accordance with SEC regulations. Acceptance by an Insurance Company of an order for withdrawal of account balance from one of the Separate Account Funds constitutes a redemption order for shares of the corresponding Fund of the Investment Company.

Dividends, Capital Gains Distributions and Taxes
--------------------------------------------------------------------------------

For each Fund, the Investment Company declares dividends at least annually to pay out substantially all of the Fund's net investment income (dividends) and net realized short and long term capital gains (capital gains distributions). All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund.

The Investment Company is not subject to Federal income tax on ordinary income and net realized capital gains that it distributes to shareholders, as long as the distributions meet Federal tax law requirements for amount and source of income. Each Fund is treated as a separate corporation for Federal income tax purposes and must satisfy the tax requirements independently.

The Insurance Companies, through the Separate Accounts, are the shareholders of the Investment Company's Funds. Under current Federal tax law, the Separate Accounts do not pay taxes on the net investment income and realized capital gains they receive through ownership of the Investment Company's shares.

A contractholder or policyowner should refer to the Contract prospectus or brochure for a summary discussion of the tax consequences for increases in account balance and distributions under the Contract.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years, or for the period of a Fund's operations if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Investment Company's financial statements, are included in the annual report, which is available upon request.

The total returns shown below do not include charges and expenses imposed at the Separate Account level. Therefore, the returns do not represent the rate that a contractholder or policyowner would have earned or lost on the portion of the account balance allocated to the corresponding Separate Account Fund.

Equity Index Fund
--------------------------------------------------------------------------------


                                                                           Year Ended December 31,
                                                              ------------------------------------------------
                                                               2000      1999      1998       1997       1996
                                                              ------    ------    ------     ------     ------
Net Asset Value, Beginning of Year ......................      $2.88     $2.45     $2.08      $1.59      $1.35
                                                               -----     -----     -----      -----      -----
Income From Investment Operations:
  Net Investment Income .................................        .06       .03       .03        .03        .03
  Net Gains or Losses on Securities (realized and
    unrealized) .........................................       (.32)      .48       .54        .50        .27
                                                               -----     -----     -----      -----      -----
    Total From Investment Operations ....................       (.26)      .51       .57        .53        .30
                                                               -----     -----     -----      -----      -----
Less Dividend Distributions
  From net investment income ............................       (.03)     (.03)     (.03)      (.03)      (.03)
  From capital gains ....................................       (.22)     (.05)     (.17)      (.01)      (.03)
                                                               -----     -----     -----      -----      -----
    Total Distributions .................................       (.25)     (.08)     (.20)      (.04)      (.06)
                                                               -----     -----     -----      -----      -----
Net Asset Value, End of Year ............................      $2.37     $2.88     $2.45      $2.08      $1.59
                                                               =====     =====     =====      =====      =====
Total Return ............................................       (9.0)%    20.6%     28.6%      33.1%      22.7%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions) ....................       $499     $ 583      $411       $237       $102
Ratio of Expenses to Average Net Assets .................        .13%      .13%      .13%       .13%       .13%
Ratio of Net Income to Average Net Assets ...............       1.09%     1.34%     1.57%      1.86%      2.19%
Portfolio Turnover Rate(a) ..............................      10.78%     6.89%    11.68%     14.17%     05.85%

----------
(a) Portfolio turnover rate excludes all short-term securities.

All America Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                              2000      1999       1998      1997      1996
                                                              -----     -----      -----     -----     -----
Net Asset Value, Beginning of Year .......................    $3.37     $2.90      $2.71     $2.44     $2.13
                                                              -----     -----      -----     -----     -----
Income From Investment Operations:
  Net Investment Income ..................................      .03       .02        .03       .03       .03
  Net Gains or Losses on Securities
    (realized and unrealized) ............................     (.19)      .72        .54       .62       .41
                                                              -----     -----      -----     -----     -----
    Total From Investment Operations .....................     (.16)      .74        .57       .65       .44
                                                              -----     -----      -----     -----     -----
Less Dividend Distributions:
  From net investment income .............................     (.02)     (.03)      (.03)     (.03)     (.03)
  From capital gains .....................................     (.65)     (.24)      (.35)     (.35)     (.10)
                                                              -----     -----      -----     -----     -----
    Total Distributions ..................................     (.67)     (.27)      (.38)     (.38)     (.13)
                                                              -----     -----      -----     -----     -----
Net Asset Value, End of Year .............................    $2.54     $3.37      $2.90     $2.71     $2.44
                                                              =====     =====      =====     =====     =====
Total Return .............................................     (5.0)%    25.8%      21.3%     26.8%     20.7%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions) .....................     $771      $886       $732      $700      $637
Ratio of Expenses to Average Net Assets ..................      .50%      .50%       .50%      .50%      .50%.
Ratio of Net Income to Average Net Assets ................      .64%      .73%       .84%      .98%     1.26%
Portfolio Turnover Rate(a) ...............................    90.00%    30.03%     40.47%    28.64%    28.35%


Mid-Cap Equity Index Fund
--------------------------------------------------------------


                                                                      Period Ended December 31,
                                                                     ---------------------------
                                                                       2000                1999*
                                                                      ------              ------
Net Asset Value, Beginning of Period .............................     $1.11               $1.00
                                                                       -----               -----
Income From Investment Operations:
  Net Investment Income ..........................................       .02                 .01
  Net Gains or Losses on Securities
    (realized and unrealized) ....................................       .17                 .11
                                                                       -----               -----
    Total From Investment Operations .............................       .19                 .12
                                                                       -----               -----
Less Dividend Distributions
  From net investment income .....................................      (.01)               (.01)
  From capital gains .............................................      (.08)                 --
                                                                       -----               -----
    Total Distributions ..........................................      (.09)               (.01)
                                                                       -----               -----
Net Asset Value, End of Year .....................................     $1.21               $1.11
                                                                       =====               =====
Total Return .....................................................      16.7%               11.8%**
Ratios/Supplemental Data
Net Assets, End of Year ($ millions) .............................       $93                 $34
Ratio of Expenses to Average Net Assets ..........................       .13%                .13%***
Ratio of Net Income to Average Net Assets ........................      1.65%               1.70%***
Portfolio Turnover Rate(a) .......................................     50.10%              31.67%


----------
  *   The Fund commenced operations on May 3, 1999.

 **   Total Return is not annualized.

***   Annualized.


(a) Portfolio turnover rate excludes all short-term securities.

Aggressive Equity Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                              2000      1999       1998      1997      1996
                                                              -----     -----      -----     -----     -----
Net Asset Value, Beginning of Year .......................    $2.16     $1.51      $1.61     $1.47     $1.35
                                                              -----     -----      -----     -----     -----
Income From Investment Operations:
  Net Investment Income ..................................      .01        --         --       .01       .01
  Net Gains or Losses on Securities
    (realized and unrealized) ............................     (.04)      .65       (.09)      .31       .36
                                                              -----     -----      -----     -----     -----
    Total From Investment Operations .....................     (.03)      .65       (.09)      .32       .37
                                                              -----     -----      -----     -----     -----
Less Dividend Distributions:
  From net investment income .............................     (.01)       --         --      (.01)     (.01)
  From capital gains .....................................     (.36)       --       (.01)     (.17)     (.24)
                                                              -----     -----      -----     -----     -----
    Total Distributions ..................................     (.37)       --       (.01)     (.18)     (.25)
                                                              -----     -----      -----     -----     -----
Net Asset Value, End of Year .............................    $1.76     $2.16      $1.51     $1.61     $1.47
                                                              =====     =====      =====     =====     =====
Total Return .............................................     (1.2)%    43.3%      (5.1)%    21.2%     27.1%

Ratios/Supplemental Data
Net Assets, End of Year/Period ($ millions) ..............     $309      $278       $205      $287      $136
Ratio of Expenses to Average Net Assets ..................      .85%      .85%       .85%      .85%      .85%
Ratio of Net Income to Average Net Assets ................      .61%      .01%       .18%      .33%      .45%
Portfolio Turnover Rate(a) ...............................   162.44%   134.62%    144.05%    80.94%   103.68%


Composite Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                              2000      1999       1998      1997      1996
                                                              -----     -----      -----     -----     -----
Net Asset Value, Beginning of Year .......................    $1.91     $1.78      $1.62     $1.77     $1.81
                                                              -----     -----      -----     -----     -----
Income From Investment Operations:
Net Investment Income ....................................      .10       .06        .07       .07       .07
Net Gains or Losses on Securities
    (realized and unrealized) ............................     (.11)      .21        .17       .24       .14
                                                              -----     -----      -----     -----     -----
    Total From Investment Operations .....................     (.01)      .27        .24       .31       .21
                                                              -----     -----      -----     -----     -----
Less Dividend Distributions:
  From net investment income .............................     (.07)     (.06)      (.07)     (.07)     (.08)
  From capital gains .....................................     (.23)     (.08)      (.01)     (.39)     (.17)
                                                              -----     -----      -----     -----     -----
    Total Distributions ..................................     (.30)     (.14)      (.08)     (.46)     (.25)
                                                              -----     -----      -----     -----     -----
Net Asset Value, End of Year .............................    $1.60     $1.91      $1.78     $1.62     $1.77
                                                              =====     =====      =====     =====     =====
Total Return .............................................      (.5)%    15.2%      14.5%     17.7%     11.9%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions) .....................     $341      $364       $336      $305      $283
Ratio of Expenses to Average Net Assets ..................      .50%      .50%       .50%      .50%      .50%
Ratio of Net Income to Average Net Assets ................     3.36%     3.23%      3.68%     3.57%     3.63%
Portfolio Turnover Rate(a) ...............................   161.01%    99.41%     73.85%   104.04%    69.79%



----------
(a) Portfolio turnover rate excludes all short-term securities.

Bond Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                              2000      1999       1998      1997      1996
                                                              -----     -----      -----     -----     -----
Net Asset Value, Beginning of Year .......................    $1.30     $1.42      $1.43     $1.38     $1.43
                                                              -----     -----      -----     -----     -----
Income From Investment Operations:
  Net Investment Income ..................................      .15       .10        .10       .09       .09
  Net Gains or Losses on Securities
    (realized and unrealized) ............................     (.04)     (.12)        --       .06      (.04)
                                                              -----     -----      -----     -----     -----
    Total From Investment Operations .....................      .11      (.02)       .10       .15       .05
                                                              -----     -----      -----     -----     -----
Less Dividend Distributions:
  From net investment income .............................     (.10)     (.10)      (.10)     (.09)     (.09)
 From capital gains ......................................       --        --       (.01)     (.01)     (.01)
                                                              -----     -----      -----     -----     -----
    Total Distributions ..................................     (.10)     (.10)      (.11)     (.10)     (.10)
                                                              -----     -----      -----     -----     -----
Net Asset Value, End of Year .............................    $1.31     $1.30      $1.42     $1.43     $1.38
                                                              =====     =====      =====     =====     =====
Total Return .............................................      8.9%     (1.9)%      7.2%     10.4%      3.5%

Ratios/Supplemental Data
Net Assets, End of Period ($ millions) ...................     $513      $466       $465      $414      $329
Ratio of Expenses to Average Net Assets ..................      .50%      .50%       .50%      .50%      .50%
Ratio of Net Income to Average Net Assets ................     7.40%     7.11%      6.73%     6.69%     6.70%
Portfolio Turnover Rate(a) ...............................    18.42%    29.32%     21.60%    57.71%    30.14%


Mid-Term Bond Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                              2000      1999       1998      1997      1996
                                                              ----      ----       ----      -----     -----
Net Asset Value, Beginning of Year .......................     $.87      $.91       $.90      $.90     $1.00
                                                               ----      ----       ----     -----     -----
Income From Investment Operations:
  Net Investment Income ..................................      .08       .05        .05       .05       .14
  Net Gains or Losses on Securities
    (realized and unrealized) ............................     (.05)     (.04)       .01       .01      (.10)
                                                               ----      ----       ----     -----     -----
    Total From Investment Operations .....................      .03       .01        .06       .06       .04
                                                               ----      ----       ----     -----     -----
Less Dividend Distributions:
  From net investment income .............................     (.05)     (.05)      (.05)     (.06)     (.14)
  From capital gains .....................................        --         --          --         --         --
                                                               ----      ----       ----     -----     -----
    Total Distributions ..................................     (.05)     (.05)      (.05)     (.06)     (.14)
                                                               ----      ----       ----     -----     -----
Net Asset Value, End of Year .............................     $.85      $.87       $.91      $.90     $ .90
                                                               ====      ====       ====     =====     =====
Total Return .............................................      4.8%      1.4%       6.4%      7.3%      3.9%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions) .....................      $14       $13        $15       $15       $13
Ratio of Expenses to Average Net Assets ..................      .50%      .50%       .50%      .50%      .50%
Ratio of Net Income to Average Net Assets ................     6.26%     5.75%      5.76%     5.87%     5.80%
Portfolio Turnover Rate(a) ...............................    10.57%    10.28%     23.09%    12.89%   144.55%



----------
(a) Portfolio turnover rate excludes all short-term securities.

Short-Term Bond Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                               2000      1999      1998      1997      1996
                                                              ------    ------    ------    ------    ------
Net Asset Value, Beginning of Year .......................    $ .99     $1.03      $1.02     $1.03     $1.02
                                                              -----      -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income ..................................      .09       .09        .05       .07       .04
  Net Gains or Losses on Securities
    (realized and unrealized) ............................     (.01)     (.04)       .01      (.01)      .01
                                                              -----      -----     -----     -----     -----
    Total From Investment Operations .....................      .08       .05        .06       .06       .05
                                                              -----      -----     -----     -----     -----
Less Dividend Distributions:
  From net investment income .............................     (.06)     (.09)      (.05)     (.07)     (.04)
  From capital gains .....................................       --        --         --        --        --
                                                              -----      -----     -----     -----     -----
    Total Distributions ..................................     (.06)     (.09)      (.05)     (.07)     (.04)
                                                              -----      -----     -----     -----     -----
Net Asset Value, End of Year .............................    $1.01     $ .99      $1.03     $1.02     $1.03
                                                              =====      =====     =====     =====     =====
Total Return .............................................      7.8%      4.2%       5.7%      6.0%      4.9%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions) .....................      $12      $ 12       $ 22      $ 15      $ 16
Ratio of Expenses to Average Net Assets ..................      .50%      .50%       .50%      .50%      .50%
Ratio of Net Income to Average Net Assets ................     6.10%     5.48%      5.46%     5.81%     5.42%
Portfolio Turnover Rate(a) ...............................    45.01%    44.68%     91.35%    74.95%     6.68%


Money Market Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                              2000      1999       1998      1997      1996
                                                             ------    ------     ------    ------    ------
Net Asset Value, Beginning of Year .......................    $1.19     $1.18      $1.18     $1.19     $1.18
                                                              -----      -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income ..................................      .07       .06        .06       .07       .06
  Net Gains or Losses on Securities
    (realized and unrealized) ............................       --        --         --        --         --
                                                              -----      -----     -----     -----     -----
    Total From Investment Operations .....................      .07       .06        .06       .07       .06
                                                              -----      -----     -----     -----     -----
Less: Dividend Distributions From
  Net Investment Income ..................................     (.06)     (.05)      (.06)     (.08)     (.05)
                                                              -----      -----     -----     -----     -----
    Total Distributions ..................................     (.06)     (.05)      (.06)     (.08)     (.05)
                                                              -----      -----     -----     -----     -----
Net Asset Value, End of Year .............................    $1.20     $1.19      $1.18     $1.18     $1.19
                                                              =====      =====     =====     =====     =====
Total Return .............................................      6.2%      5.1%       5.4%      5.5%      5.3%

Ratios/Supplemental Data
Net Assets, End of Year ($ millions) .....................     $141      $ 74       $ 81      $ 68      $ 78
Ratio of Expenses to Average Net Assets ..................      .25%      .25%       .25%      .25%      .25%
Ratio of Net Income to Average Net Assets ................     6.17%     4.93%      5.26%     5.32%     5.21%
Portfolio Turnover Rate(a) ...............................      N/A       N/A        N/A       N/A       N/A


----------
N/A = Not Applicable

(a) Portfolio turnover rate excludes all short-term securities.

                      [This page intentionally left blank]

                               Investment Company
                               ------------------

                    Mutual of America Investment Corporation

                               Investment Adviser
                               ------------------

                Mutual of America Capital Management Corporation

                Subadvisers for a portion of the All America Fund
                -------------------------------------------------

                           Fred Alger Management, Inc.
                              Oak Associates, Ltd.

                              Independent Auditors
                              --------------------

                               Arthur Andersen LLP

                                    Custodian
                                    ---------

                            The Chase Manhattan Bank

                                     Counsel
                                     -------

                      Swidler Berlin Shereff Friedman, LLP

The Investment Company sells shares of its Funds only to the Separate Accounts of Mutual of America Life Insurance Company and The American Life Insurance Company of New York for the variable accumulation annuity and variable universal life insurance products they issue.

MUTUAL OF AMERICA INVESTMENT CORPORATION
320 Park Avenue, New York, New York 10022

You May Obtain More Information
--------------------------------------------------------------------------------

Registration Statement. We have filed with the Securities and Exchange Commission (the Commission) a Registration Statement about the Investment Company. The Registration Statement includes this prospectus, a Statement of Additional Information (the SAI), and exhibits. You may examine and copy the Registration Statement at the Commission's Public Reference Room in Washington, DC. You may call 1-800-SEC-0330 to learn about the operation of the Public Reference Room.

Statement of Additional Information. The SAI contains additional information about the Investment Company and its Funds. We incorporate the SAI into this Prospectus by reference.

Semi-annual  and  Annual  Reports.   Additional  information  about  the  Funds'
investments is available in the Investment Company's annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion (for all Funds except the Money Market Fund) of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

How to obtain the SAI and  Reports.  You may obtain a free copy of the SAI or of
the  Investment   Company's  most  recent  annual  and   semi-annual   financial
statements, by:

      o     writing to us at 320 Park Avenue,  New York,  NY 10022,  Attn:
            Investment Company,

            or

      o     calling 1-212-224-1600 and asking for the Investment Company.

The Commission has an Internet web site at http://www.sec.gov. You may obtain the Investment Company's Registration Statement, including the SAI, and its semi-annual and annual reports through the Commission's Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

Where to direct Questions. If you have questions about the operations of the Investment Company, you should contact your representative at Mutual of America Life Insurance Company.

Investment Company Act of 1940 Act File Number 811-5084

--------------------------------------------------------------------------------


Prospectus dated May 1, 2001

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
                                 (212) 224-1600

            EQUITY INDEX FUND                        BOND FUND
            ALL AMERICA FUND                         MID-TERM BOND FUND
            MID-CAP EQUITY INDEX FUND                SHORT-TERM BOND FUND
            AGGRESSIVE EQUITY FUND                   MONEY MARKET FUND
            COMPOSITE FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2001

This Statement of Additional Information is not a prospectus. You should read it in conjunction with the Mutual of America Investment Corporation Prospectus dated May 1, 2001, and you should keep it for future use. We incorporate the Prospectus by reference into this Statement of Additional Information.


A copy of the Prospectus is available to you at no charge. To obtain a copy, you may write to the Mutual of America Investment Corporation at the above address or call the telephone number listed above.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----


Investment Company's Form of Operations .................................    2
Investment Strategies and Related Risks .................................    2
  Additional Permitted Investments ......................................    2
  Additional Investment Strategies ......................................    5
  Additional Information about Specific Types of Securities .............    9
  Insurance Law Restrictions ............................................   13
Fundamental Investment Restrictions .....................................   13
Non-Fundamental Investment Policies .....................................   14
Management of the Investment Company ....................................   15
Investment Advisory Arrangements ........................................   16
Portfolio Transactions and Brokerage ....................................   18
Purchase, Redemption and Pricing of Shares ..............................   20
Taxation of the Investment Company ......................................   21
Distribution Arrangements ...............................................   22
Yield and Performance Information .......................................   22
Description of Corporate Bond Ratings ...................................   25
Independent Auditors ....................................................   26
Legal Matters ...........................................................   26
Custodian ...............................................................   26
Use of Standard & Poor's Indices ........................................   26
Financial Statements ....................................................   27

                     INVESTMENT COMPANY'S FORM OF OPERATIONS

History and Operating Form
--------------------------------------------------------------------------------

Mutual of America Investment Corporation (the Investment Company) was formed on February 21, 1986 as a Maryland corporation. It is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the 1940 Act). The Investment Company is a successor to Separate Account No. 2 of Mutual of America Life Insurance Company (Mutual of America).

The Investment Company issues separate classes (or series) of stock, each of which represents a separate Fund of investments. There are currently nine Funds: the Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Composite Fund, Bond Fund, Mid-Term Bond Fund, Short- Term Bond Fund and Money Market Fund. Prior to May 1, 1994, the All America Fund was known as the Stock Fund, had different investment objectives and did not have any subadvisers.

Offering of Shares
--------------------------------------------------------------------------------

The Investment Company offers Fund shares only to separate accounts of Mutual of America and Mutual of America's former indirect wholly-owned subsidiary, The American Life Insurance Company of New York (American Life). In this Statement of Additional Information, Mutual of America and American Life are referred to as the Insurance Companies and the separate accounts of the Insurance Companies are referred to as the Separate Accounts. Contractholders, participants and policyowners of variable annuity contracts and variable life policies issued by the Insurance Companies allocate their contributions and premiums to funds of the Separate Accounts. Each Separate Account has nine Funds that purchase shares in the corresponding Funds of the Investment Company. The Insurance Companies are the record holders of the Investment Company Funds' shares.


Description of Shares
--------------------------------------------------------------------------------

The authorized capital stock of the Investment Company consists of one billion shares of common stock, $.01 par value. The Investment Company currently has nine classes of common stock, with each class representing a Fund. The Investment Company may establish additional Funds and may allocate its authorized shares either to new classes or to one or more of the existing classes.

All shares of common stock, of whatever class, are entitled to one vote. The votes of all classes are cast on an aggregate basis, except that if the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Examples of matters that would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of the Investment Advisory Agreement or a Subadvisory Agreement for the Fund.

The shares of each Fund, when issued, will be fully paid and nonassessable and will have no preference, preemptive, conversion, exchange or similar rights. Shares do not have cumulative voting rights.

Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of that Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Accrued liabilities that are not allocable to one or more Funds will generally be allocated among the Funds in proportion to their relative net assets. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be liable for the excess.

                     INVESTMENT STRATEGIES AND RELATED RISKS

The Prospectus describes each Fund's principal investment strategy(ies) and the related risks. You should refer to "Summary of How Our Funds Invest" and "Details about How Our Funds Invest and Related Risks" in the Prospectus to learn about those strategies and risks.

Additional Permitted Investments
--------------------------------------------------------------------------------

The Investment Company's Funds may use investment strategies and purchase types of securities in addition to those discussed in the Prospectus.

Equity Index Fund and Mid-Cap Equity Index Fund: In addition to common stocks and futures contracts, the Funds may invest in:

      o     money market instruments, and

      o     U.S. Government and U.S. Government agency obligations.

All America Fund: In addition to common stocks, the Adviser and two Subadvisers who manage approximately 40% of the net assets of the All America Fund (the Active Assets) may invest assets in:

      o securities convertible into common stocks, including warrants and convertible bonds,

      o     bonds,

      o     money market instruments,

      o     U.S. Government and U.S. Government agency obligations,

      o     foreign securities and ADRs,

      o     futures and options contracts, and

      o     preferred stock.

The portion of the All America Fund invested to replicate the S&P 500 Index (the Indexed Assets) also may be invested in:

      o     money market instruments, and

      o     U.S. Government and U.S. Government agency obligations.

The Adviser may manage cash allocated to the Active Assets prior to investment in securities by the Subadvisers.

Aggressive Equity Fund: In addition to common stocks, the Aggressive Equity Fund may invest in:

      o securities convertible into common stocks, including warrants and convertible bonds,

      o     bonds,

      o     money market instruments,

      o     U.S. Government and U.S. Government agency obligations,

      o     foreign securities and ADRs,

      o     futures and options contracts, and

      o     preferred stock.

Composite Fund: In addition to common stocks, the equity portion of the Composite Fund may be invested in:

      o     securities convertible into common stocks, including warrants,

      o     preferred stock,

      o     money market instruments,

      o     U.S. Government and U.S. Government agency obligations,

      o     foreign securities and ADRs, and

      o     futures and options contracts.

In addition to investment grade debt securities of the type described in the Prospectus, the fixed-income portion of the Composite Fund may be invested in:

      o     asset-backed securities,

      o     money market instruments,

      o     non-investment grade securities,

      o     foreign securities,

      o     options, futures contracts and options on futures contracts, and

      o     equipment trust certificates.

Bond Fund, Mid-Term Bond Fund and Short-Term Bond Fund (the "Bond Funds"): In addition to investment grade debt securities of the type described in the Prospectus, each Bond Fund may invest in:

      o     asset-backed securities,

      o     non-investment grade securities, for up to 20% of its assets,

      o     foreign securities,

      o     cash and money market instruments,

      o stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached to fixed income securities,

      o     preferred stock,

      o     options, futures contracts and options on futures contracts, and

      o     equipment trust certificates.

Money Market Fund: In addition to commercial paper and U.S. Treasury Bills, the Fund may invest in any of the following kinds of money market instruments, payable in United States dollars:

      o securities issued or guaranteed by the U.S. Government or a U.S. Government agency or instrumentality;

      o negotiable certificates of deposit, bank time deposits, bankers' acceptances and other short-term debt obligations of domestic banks and foreign branches of domestic banks and U.S. branches of foreign banks, which at the time of their most recent annual financial statements show assets in excess of $5 billion;

      o certificates of deposit, time deposits and other short-term debt obligations of domestic savings and loan associations, which at the time of their most recent annual financial statements show assets in excess of $1 billion;

      o repurchase agreements covering government securities, certificates of deposit, commercial paper or bankers' acceptances;

      o     variable amount floating rate notes; and

      o     debt securities issued by a corporation.

The Money Market Fund may enter into transactions in options, futures contracts and options on futures contracts on United States Treasury securities.

Under the Money Market Fund's investment policy, money market instruments and other short-term debt securities means securities that have a remaining term to maturity of up to 13 months (25 months in the case of government securities). The dollar-weighted average maturity of the securities held by the Money Market Fund will not exceed 90 days.

The securities in the Money Market Fund must meet the following quality requirements --

      o All of the securities held by the Money Market Fund must have received (or be of comparable quality to securities which have received), at the time of the purchase, a rating in one of the two highest categories by any two nationally recognized statistical rating agencies; and

      o At least 95% of the securities held by the Money Market Fund must have received (or be of comparable quality to securities which have received), at the time of purchase, a rating in the highest category by any two such rating agencies.

The Board of Directors of the Investment Company must approve or ratify the purchase of any security (other than any U.S. government security) that has not received a rating or that has been rated by only one rating agency. The Fund will sell any securities that are subsequently downgraded below the two highest categories as soon as practicable, unless the Board of Directors determines that sale of those securities would not be in the best interests of the Fund.

The Money Market Fund will not invest more than 5% of its total assets in securities of, or subject to puts from, any one issuer (other than U.S.
government securities and repurchase agreements fully collateralized by U.S. government securities) provided that (a) the Fund may invest up to 10% of its total assets in securities issued or guaranteed by a single issuer with respect to which the Fund has purchased an unconditional put and (b) with respect to 25% of its total assets the Fund may, with respect to securities meeting the highest investment criteria, exceed the 5% limit for up to three business days.

Additional Investment Strategies
--------------------------------------------------------------------------------

Lending of Securities

The Funds have the authority to lend their securities. The Funds will not lend any securities until the Investment Company's Board of Directors approves a form of securities lending agreement. Refer to "Fundamental Investment Restrictions", paragraph 9, and "Non-Fundamental Investment Policies", paragraph 9, for descriptions of the fundamental and current restrictions on lending by the Funds.

Upon lending securities, a Fund must receive as collateral cash, securities issued or guaranteed by the United States Government or its agencies or instrumentalities, or letters of credit of certain banks selected by the Adviser. The collateral amount at all times while the loan is outstanding must be maintained in amounts equal to at least 100% of the current market value of the loaned securities.

The Fund will continue to receive interest or dividends on the securities lent. In addition, it will receive a portion of the income generated by the short-term investment of cash received as collateral, or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. A Fund will have the right to terminate a securities loan at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights, such as voting rights or subscription rights.

Loans of securities will be made only to firms that the Adviser deems creditworthy. There are risks of delay in recovery and even loss of rights in the collateral, however, if the borrower of securities defaults, becomes the subject of bankruptcy proceedings or otherwise is unable to fulfill its obligations or fails financially.

Repurchase Agreements

The Funds have the authority to enter into repurchase agreements. A Fund may not invest more than 10% of its total assets in repurchase agreements or time deposits that mature in more than seven days. The Funds will not enter into any repurchase agreements until the Investment Company's Board of Directors approves a form of Repurchase Agreement and authorizes entities as counterparties.

Under a repurchase agreement, a Fund acquires underlying debt instruments for a relatively short period (usually not more than one week and never more than one year) subject to an obligation of the seller to repurchase (and the Fund to resell) the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during such period. Accrued interest on the underlying security will not be included for purposes of valuing a Fund's assets.

Repurchase agreements have the characteristics of loans by a Fund and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with dealers in U.S. Government securities whose creditworthiness has been reviewed and found satisfactory by the Adviser and the Board of Directors of the Investment Company.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Funds may otherwise invest.

A seller of a repurchase agreement could default and not repurchase from a Fund the security that is the subject of the agreement. The Fund would look to the collateral underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. There is a risk that if the issuer of the repurchase agreement becomes involved in bankruptcy proceedings, the Fund might be delayed or prevented from liquidating the underlying security or otherwise obtaining it for its own purposes, if the Fund did not have actual or book entry possession of the security.

Rule 144A Investments, Section 4(2) Commercial Paper and Illiquid Securities

Each Fund, with respect to not more than 10% of its total assets, may purchase securities that are not readily marketable, or are "illiquid". Repurchase agreements of more than seven days' duration and variable and floating rate demand notes not requiring receipt of the principal note amount within seven days' notice are considered illiquid. A Fund may incur higher transaction costs and require more time to complete transactions for the purchase and sale of illiquid securities than for readily marketable securities. When a Fund determines to sell an illiquid security within a relatively short time period, it may have to accept a lower sales price than if the security were readily marketable. Refer to "Non-Fundamental Investment Policies", paragraph 10.

The Adviser will make a factual determination as to whether securities with contractual or legal restrictions on resale purchased by a Fund are liquid, based on the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace, pursuant to procedures adopted by the Board of Directors of the Investment Company.

Securities that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (the 1933 Act) shall be considered liquid, provided the Adviser has not made a contrary determination regarding liquidity in accordance with the Board's procedures. Rule 144A permits certain qualified institutional buyers to trade in securities even though the securities are not registered under the 1933 Act. In addition, commercial paper privately placed in accordance with Section 4(2) of the 1933 Act also will be considered liquid, provided the requirements set forth in the Board's procedures are satisfied.

Options and Futures Contracts

Each of the Funds may purchase and sell options and futures contracts, as described below. Refer to "Non-Fundamental Investment Policies" below, paragraph 1, for a description of the current restrictions on the Funds' purchase of options and futures contracts.

Each Fund may sell a call option contract on a security it holds in its portfolio (called a covered call), and it may buy a call option contract on the security to close out a position created by the sale of a covered call.

      o A call option is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for writing a covered call option, a Fund (the seller) receives from the purchaser a premium, which the Fund retains whether or not the option is exercised. The seller of the call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period.

Each Fund may buy a put option contract on a security it holds in its portfolio, and it may sell a put option contract on the security to close out a position created by the purchase of the put option contract.

      o A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, a Fund (the purchaser) pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of the put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price at any time during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid.

Each Fund may purchase and sell futures contracts, and purchase options on futures contracts, on fixed-income securities or on an index of securities, such as the Standard & Poor's 100 Index, the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index.

      o A futures contract on fixed income securities requires the seller to deliver, and the purchaser to accept delivery of, a stated quantity of a given type of fixed income security for a fixed price at a specified time in the future. A futures contract or option on a stock index provides for the making and acceptance of a cash settlement equal to the change in value of a hypothetical portfolio of stocks between the time the contract is entered into and the time it is liquidated, times a fixed multiplier. Futures contracts may be traded domestically only on exchanges which have been designated as "contract markets" by the Commodity Futures Trading Commission, such as the Chicago Board of Trade.

      o An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a "long" position in the underlying futures contract (in the case of a call option on a futures contract), or a "short" position in the underlying futures contract (in the case of a put option on a futures contract), at a fixed price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties are subject to all of the risks associated with the trading of futures contracts, such as payment of margin deposits.

      o A Fund does not pay or receive a payment upon its purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as "initial margin."

      o While a futures contract is outstanding, there will be subsequent payments, called "maintenance margin", to and from the broker. These payments will be made on a daily or intraday basis as the price of the underlying instrument or stock index fluctuates making, the long and short positions in the futures contract more or less valuable. This process is known as "mark to market". At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract and may require additional transaction costs. A final determination of margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

A Fund may use futures contracts to protect against general increases or decreases in the levels of securities prices, in the manner described below.

      o When a Fund anticipates a general decrease in the market value of portfolio securities, it may sell futures contracts. If the market value falls, the decline in the Fund's net asset value may be offset, in whole or in part, by corresponding gains on the futures position.

            o A Fund may sell futures contracts on fixed-income securities in anticipation of a rise in interest rates, that would cause a decline in the value of fixed-income securities held in the Fund's portfolio.

            o A Fund may sell stock index futures contracts in anticipation of a general market wide decline that would reduce the value of its portfolio of stocks.

      o When a Fund projects an increase in the cost of fixed-income securities or stocks to be acquired in the future, the Fund may purchase futures contracts on fixed-income securities or stock indexes. If the hedging transaction is successful, the increased cost of securities subsequently acquired may be offset, in whole or in part, by gains on the futures position.

      o Instead of purchasing or selling futures contracts, a Fund may purchase call or put options on futures contracts in order to protect against declines in the value of portfolio securities or against increases in the cost of securities to be acquired.

            o Purchases of options on futures contracts may present less risk in hedging a portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs.

            o As in the case of purchases and sales of futures contracts, a Fund may be able to offset declines in the value of portfolio securities, or increases in the cost of securities acquired, through gains realized on its purchases of options on futures.

      o The Funds also may purchase put options on securities or stock indexes for the same types of securities for hedging purposes. The purchase of a put option on a security or stock index permits a Fund to protect against declines in the value of the underlying security or securities in a manner similar to the sale of futures contracts.

      o In addition, the Funds may write call options on portfolio securities or on stock indexes for the purpose of increasing their returns and/or to protect the value of their portfolios.

            o When a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, less related transaction costs, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written.

            o If the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell the security at a disadvantageous price, resulting in losses which may be only partially offset by the amount of the premium.

            o A call option on a security written by a Fund will be covered through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio.

Risks in futures and options transactions include the following:

      o There may be a lack of liquidity, which could make it difficult or impossible for a Fund to close out existing positions and realize gains or limit losses.

            The  liquidity of a secondary  market in futures  contracts or options on futures contracts may be adversely affected by "daily price fluctuation limits," established by the exchanges on which such instruments are traded, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the limit in a particular contract has been reached, no further trading in such contract may occur beyond such limit, thus preventing the liquidation of positions, and requiring traders to make additional variation margin payments. Market liquidity in options, futures contracts or options on futures contracts may also be adversely affected by trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

      o The securities held in a Fund's portfolios may not exactly duplicate the security or securities underlying the options, futures contracts or options on futures contracts traded by the Fund, and as a result the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index, securities or debt obligation.

      o A Fund purchasing an option may lose the entire amount of the premium plus related transaction costs.

      o For options on futures contracts, changes in the value of the underlying futures contract may not be fully reflected in the value of the option.

      o With respect to options and options on futures contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.

      o In writing a covered call option on a security or a stock index, a Fund may incur the risk that changes in the value of the instruments used to cover the position will not correlate precisely with changes in the value of the option or underlying the index or instrument.

      o The opening of a futures position and the writing of an option are transactions that involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.

Additional Information about Specific Types of Securities
--------------------------------------------------------------------------------

Non-Investment Grade Securities

The Bond Funds may purchase non-investment grade debt securities. In addition, the Bond Funds and the other Funds that purchase debt securities may hold a security that becomes non-investment grade as a result of impairments of the issuer's credit.

Fixed-income securities that are rated in the lower rating categories of the nationally recognized rating services (Ba or lower by Moody's and BB or lower by Standard & Poor's), or unrated securities of comparable quality, are commonly known as non-investment grade securities or "junk bonds". Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in non-investment grade securities involves substantial risk. Junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies, and are frequently issued in corporate restructurings, such as mergers and leveraged buy-outs. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders.

Non-investment grade bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed-income securities. Junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the non-investment grade bond market, and the market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices that a Fund may receive for any non-investment grade bonds to be reduced, or might cause a Fund to experience difficulty in liquidating a portion of its portfolio.

The Investment Company currently anticipates that no Fund will invest more than 5% of its total assets in non-investment grade debt securities.

U.S. Government and U.S. Government Agency Obligations

All of the Funds may invest in U.S. Government and U.S. Government agency obligations. Some of these securities also may be considered money market instruments. Some also may be mortgage-backed securities or zero coupon securities.

U.S. Government Obligations: These securities are issued or guaranteed as to principal and interest by the United States Government. They include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes at the time of issuance have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

U.S. Government Agency Obligations: Agencies of the United States Government that issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Student Loan Marketing Association, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Instrumentalities of the United States Government that issue or guarantee obligations include, among others, Federal Farm Credit Banks, Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Banks for Cooperatives.

Some of the securities issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while others are supported only by the credit of the instrumentality that issued the obligation.

Money Market Instruments

All of the Funds may purchase money market instruments, which include the following.

Certificates of Deposit. Certificates of deposit are generally short term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at fixed interest rate, for which no negotiable certificate is received.

Bankers' Acceptance. A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Variable Amount Floating Rate Notes. Variable floating rate notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a weekly basis.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

Treasury Bills. See "U.S. Government and U.S. Government Agency Obligations" above.

Because the Money Market Fund and the other Funds generally will purchase only money market instruments that are rated high quality and have short terms to maturities, these money market instruments are considered to have low levels of market risk and credit risk.

Zero Coupon Securities and Discount Notes; Redeemable Securities

The Bond Funds and the fixed income portion of the Composite Fund, and the All America Fund and Aggressive Equity Fund to the extent they invest in fixed income securities, may invest in discount notes and zero coupon securities. Discount notes mature in one year or less from the date of issuance. Zero coupon securities may be issued by corporations or by certain U.S. Government agencies.

Discount notes and zero coupon securities do not pay interest. Instead, they are issued at prices that are discounted from the principal (par) amount due at maturity. The difference between the issue price and the principal amount due at maturity (or the amount due at the expected redemption date in some cases if the securities are callable) is called "original issue discount". A Fund must accrue original issue discount as income, even if the Fund does not actually receive any payment under the security during the accrual period. The purchase price paid for zero coupon securities at the time of issuance, or upon any subsequent resale, reflects a yield-to-maturity required by the purchaser from the purchase date to the maturity date (or expected redemption date).

Foreign Securities and American Depository Receipts (ADRs)

In addition to investing in domestic securities, each of the Funds other than the Equity Index Fund, Mid-Cap Equity Index Fund and the Money Market Fund may invest in securities of foreign issuers, including securities traded outside the United States. Foreign issues guaranteed by domestic corporations are considered to be domestic securities.

ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

The Investment Company has a non-fundamental investment policy that limits foreign securities, including foreign exchange transactions, and ADRs to 25% of a Fund's total assets. (See "Non-Fundamental Investment Policies", paragraph 2.) The Investment Company currently anticipates that no Fund will invest more than 10% of its total assets in foreign securities or foreign exchange transactions.

The Investment Company will consider special factors before investing in foreign securities and ADRs. These include:

      o     changes  in  currency  rates  or  currency   exchange  control
            regulations,

      o     the possibility of expropriation,

      o the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards,

      o less liquidity and more volatility in foreign securities markets (not applicable to ADRs),

      o the impact of political, social or diplomatic developments, and

      o     the  difficulty  of  assessing   economic  trends  in  foreign
            countries.

The Funds could encounter greater difficulties in bringing legal processes abroad than would be encountered in the United States. In addition, transaction costs in foreign securities may be higher.

Convertible Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America and Aggressive Equity Funds to the extent they invest in debt securities, may invest in convertible securities. Convertible securities can be converted by the holder into common stock of the issuer, at the price and on the terms set forth by the issuer when the convertible securities are initially sold. Convertible securities normally provide a higher yield than the underlying stock but a lower yield than a fixed-income security without the convertibility feature. The price of the convertible security normally will vary to some degree with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. The price of the convertible security also will vary to some degree inversely with interest rates.

Equipment Trust Certificates

The Bond Funds and the fixed income portion of the Composite Fund, may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates.

The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of the equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its total assets in equipment trust certificates.

Asset-backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, may invest in securities backed by consumer or credit card loans or other receivables or may purchase interests in pools of such assets.

Changes  in  interest  rates  may  significantly   affect  the  value  of  these
securities, and prepayment rates will impact the yield and price of the securities. A decline in interest rates may result in increases in prepayment, and a Fund will have to invest prepayment proceeds at the prevailing lower interest rates. Asset-backed securities generally are not expected to prepay to the same extent as mortgage-backed securities in such circumstances. An increase in interest rates may result in prepayment at a rate slower than was assumed when the security was purchased. The creditworthiness of an issuer of asset-backed securities also may impact the value of they securities.

The Investment Company currently has a non-fundamental investment policy that no Fund will:

      o invest more than 10% of its total assets in asset-backed securities,

      o invest in interest-only strips or principal-only strips of asset- backed securities, or

      o purchase the most speculative series or class of asset-backed securities issues.

Mortgage-Backed Securities

The Bond Funds and the fixed income portion of the Composite Fund, as well as the All America and Aggressive Equity Funds to the extent they invest in debt securities, may invest in mortgage-backed securities. You should refer to the discussion of Mortgage-Backed Securities in the Prospectus under "Details about How Our Funds Invest and Related Risks -- Specific Investments or Strategies and Related Risks". The Investment Company currently has a non-fundamental investment policy that no Fund will:

      o if the Fund invests primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also considered to be U.S. Government or U.S. Government agency securities,

      o if the Fund invests primarily in equity securities, invest in mortgage-backed securities unless they are also considered to be U.S. Government Securities,

      o invest in interest-only strips or principal-only strips of mortgage-backed securities, or o purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues.

Warrants

The All America Fund and Bond Fund may acquire warrants. A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrantholder generally may pay cash for the common stock to be purchased or may surrender principal amount of the related debt security the warrantholder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 5% of its assets in warrants.

Preferred Stock

The All America Fund and Bond Fund may purchase preferred stock. A corporation may issue a form of equity security called preferred stock. Compared to common stock, preferred stock has advantages in the receipt of dividends and in the receipt of the corporation's assets upon liquidation. Preferred stockholders, however, usually do not have voting rights at meetings of the corporation's shareholders.

An issuer of preferred stock must pay a dividend to holders of preferred stock before it distributes a dividend to holders of common stock. When a corporation issues preferred stock, it sets a dividend rate, or a formula to determine the rate. If a corporation does not have sufficient earnings to pay the specified dividend to preferred stockholders, the unpaid dividend may accrue (cumulate) and become payable when the corporation's earnings increase. Bondholders, in contrast, are entitled to receive interest and principal due, regardless of the issuer's earnings.

Some issues of preferred stock give the holder the right to convert the preferred stock into shares of common stock, when certain conditions are met. A holder of preferred stock that is not convertible, or of preferred stock that is convertible but has not met the conditions for conversion, does not share in the earnings of the issuer other than through the receipt of dividends on the preferred stock. The market value of convertible preferred stock generally fluctuates more than the market value of nonconvertible preferred stock, because the value of the underlying common stock will affect the price of the convertible stock.

Preferred stock has the risk that a corporation may not have earnings from which to pay the dividends as they become due. Even if a corporation is paying dividends, if the dividend rate is fixed (and not variable), changes in interest rates generally will affect the market value of the preferred stock in the same manner as for debt obligations.

The Investment Company currently has a non-fundamental investment policy that no Fund will invest more than 10% of its assets in preferred stock.

Insurance Law Restrictions
--------------------------------------------------------------------------------

Insurance laws and regulations in States where the Insurance Companies operate govern investments by Separate Accounts. If necessary in order for shares of the Investment Company's Funds to remain eligible investments for the Separate Accounts, a Fund may from time to time limit the amount of its investments in certain types of securities, such as foreign securities and debt or equity securities of certain issuers.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies. The Funds may not change these policies unless a majority of the outstanding voting shares of each affected Fund approves the change. No Fund will:

1. underwrite the securities issued by other companies, except to the extent that the Fund's purchase and sale of portfolio securities may be deemed to be an underwriting;

2.    purchase physical commodities or contracts involving physical commodities;

3. based on its investments in individual issuers, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in the securities of any one issuer, other than (i) securities issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government Securities"), and (ii) securities of other registered investment companies; in addition the Money Market Fund will not invest in any securities that would cause it to fail to comply with applicable diversification requirements for money market funds under the 1940 Act and rules thereunder, as amended from time to time;

4. based on its investment in an issuer's voting securities, be non-diversified as defined under the 1940 Act, which currently restricts a Fund, with respect to 75% of the value of its total assets, from purchasing more than 10% of the outstanding voting securities of any one issuer other than (i) U.S. Government Securities, and (ii) securities of other registered investment companies, and imposes additional restrictions on the Money Market Fund;

5. issue senior securities, except as permitted under the 1940 Act and the rules thereunder as amended from time to time;

6. invest more than 25% of its assets in the securities of issuers in one industry, other than U.S. Government Securities, except that the Money Market Fund may invest more than 25% of its total assets in the financial services industry;

7. purchase real estate or mortgages directly, but a Fund may invest in mortgage-backed securities and may purchase the securities of companies whose businesses deal in real estate or mortgages, including real estate investment trusts;

8. borrow money, except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund's borrowing to 331/3% of total assets (including the amount borrowed) minus liabilities (other than borrowings) and require the reduction of any excess borrowing within three business days; or

9. lend assets to other persons (with a Fund's entry into repurchase agreements or the purchase of debt securities not being considered the making of a loan), except to the extent permitted by the 1940 Act and rules thereunder, as amended from time to time, which currently limit a Fund's lending to 331/3% of its total assets, or pursuant to any exemptive relief granted by the SEC.

                      NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment restrictions are not fundamental policies. They may be changed without shareholder approval by a vote of the Board of Directors of the Investment Company, subject to any limits imposed by the 1940 Act or applicable regulatory authorities and subject to each Fund's investment objectives and permitted investments. No Fund will:

1. purchase or sell options or futures contracts or options on futures contracts unless the options or contracts relate to U.S. issuers or U.S. stock indexes and are not for speculation, and in addition (i) a Fund may write only covered call options and may buy put options only if it holds the related securities, (ii) a Fund may invest in futures contracts to hedge not more than 20% of its total assets, and (iii) premiums paid on outstanding options contracts may not exceed 5% of the Fund's total assets;

2. invest in foreign exchange nor invest more than 25% of its total assets in securities of foreign issuers and American Depository Receipts (ADRs);

3. invest for the purpose of exercising control over management of an issuer (either separately or together with any other Funds);

4. make short sales, except when the Fund owns or has the right to obtain securities of equivalent kind and amount that will be held for as long as the Fund is in a short position;

5. if its investment policy is to invest primarily in equity securities, purchase mortgage-backed securities unless they are also U.S. Government Securities, or if its investment policy is to invest primarily in fixed income securities, invest more than 10% of its total assets in mortgage-backed securities that are not also U.S. Government Securities;

6. invest in the securities of any registered investment company except as permitted under the Investment Company Act of 1940 and the rules thereunder, as amended from time to time, or by any exemptive relief granted by the SEC;

7. purchase securities on margin, except that credits for the clearance of portfolio transactions and the making of margin payments for futures contracts and options on futures contracts shall not constitute the purchasing of securities on margin;

8. borrow money except for temporary or emergency purposes (not for investment or leveraging) or under any reverse repurchase agreement, provided that a Fund's aggregate borrowings may not exceed 10% of the value of the Fund's total assets and it may not purchase additional securities if its borrowings exceed that limit;

9.    lend more than 10% of its assets;

10. invest more than 10% of its total assets in securities that are considered to be illiquid because they are subject to legal or contractual restrictions on resale or are otherwise not readily marketable, including repurchase agreements and time deposits that do not mature within seven days but excluding Rule 144A securities and other restricted securities that are determined to be liquid pursuant to procedures adopted by the Board of Directors;

11.   invest more than 5% of its total assets in equipment trust certificates;

12. invest more than 10% of its total assets in asset-backed securities or purchase the most speculative series or class of asset-backed securities issues;

13. purchase the most speculative series or class of collateralized mortgage obligation issues or other mortgage-backed securities issues;

14. invest in interest-only strips or principal only strips of asset-backed securities, mortgage-backed securities or other debt securities;

15.   invest more than 5% of its assets in warrants; or

16.   invest more than 10% of its assets in preferred stock.

                      MANAGEMENT OF THE INVESTMENT COMPANY

The Directors of the Investment Company consist of six individuals, four of whom are not "interested persons" of the Investment Company as defined in the 1940 Act. The Directors are responsible for the overall supervision of the Investment Company's operations and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Directors elect officers of the Investment Company.

The Directors and Officers of the Investment Company and their principal employment are as follows:


                                       Position Held with the       Principal Occupations
Name, Address and Age                  Investment Company           During Past Five Years
---------------------                  ------------------           ----------------------
Dolores J. Morrissey*, age 72          Chairman of the Board,       President, Mutual of America
320 Park Avenue                        President and Director       Securities Corporation, since August
New York, NY 10022                                                  1996; prior thereto, Executive Vice
                                                                    President and Assistant to the President
                                                                    of the Adviser

Manfred Altstadt*, age 51              Senior Executive Vice        Senior Executive Vice President and
320 Park Avenue                        President, Chief             Chief Financial Officer of the
New York, NY 10022                     Financial Officer,           Adviser, Mutual of America Life
                                       Treasurer and Director

Peter J. Flanagan, age 70              Director                     President Emeritus and Consultant, The
551 Fifth Avenue                                                    Life Insurance Council of New York
New York, NY 10176                                                  (LICONY), since November 1999; prior
                                                                    thereto, President of LICONY

George J. Mertz, age 72                Director                     Retired; formerly President and CEO of
Ridgewood, NJ 07450                                                 National Industries for the Blind

Robert J. McGuire, age 64              Director                     Counsel, Morvillo, Abramowitz, Grand,
565 Fifth Avenue                                                    Iason & Silverberg (law firm), since
New York, NY 10017                                                  January 1998; prior thereto,
                                                                    President, Knoll Associates

Howard J. Nolan, age 63                Director                     President and C.E.O., United Way of
P.O. Box 898                                                        San Antonio and Bexar County
San Antonio, TX 78293

Patrick A. Burns, age 54               Senior Executive Vice        Senior Executive Vice President and
320 Park Avenue                        President and General        General Counsel of the Adviser; Senior
New York, NY 10022                     Counsel                      Executive Vice President and General
                                                                    Counsel of Mutual of America Life

Stanley M. Lenkowicz, age 58           Senior Vice President,       Senior Vice President and Deputy
320 Park Avenue                        Deputy General Counsel       General Counsel of Mutual of America
New York, NY 10022                     and Secretary                Life


----------
* Mr. Altstadt and Ms. Morrissey are "interested persons" within the meaning of the 1940 Act.

The officers and directors of the Investment Company own none of its outstanding shares. The Investment Company has no Audit Committee, and the entire Board of Directors fulfills the obligations that an Audit Committee would have.


Officers and Directors who are participants under group or individual variable accumulation annuity contracts issued by Mutual of America Life or American Life may allocate portions of their account balances to one or more of the Investment Company's Funds. Mutual of America Life, through its Separate Accounts, owns 99.9% of the shares of the Funds.

Set forth below is a table showing compensation paid to the directors during 2000.

                                          Aggregate            Pension or                              Total Compensation from
                                      Compensation from   Retirement Benefits       Estimated          Investment Company and
                                         Investment        Accrued as Part of        Benefits              Other Investment
Name of Director                           Company            Fund Expenses       Upon Retirement      Companies in Complex(3)
----------------                      -----------------   -------------------     ---------------      -----------------------
Manfred Altstadt                            None(1)                None                 None                   None(1)
Dolores J. Morrissey                        None(1)                None                 None                   None(1)
Peter J. Flanagan                        $22,354(2)                None                 None                $22,354(2)
Robert J. McGuire                        $23,048(2)                None                 None                $23,048(2)
George J. Mertz                          $23,854(2)                None                 None                $23,854(2)
James J. Needham(4)                        $ 309(2)                None                 None                  $ 309(2)
Howard J. Nolan                          $22,594(2)                None                 None                $22,594(2)

----------
(1) As employees of the Adviser's affiliates and as "interested persons" of the Investment Company, Ms. Morrissey and Mr. Altstadt serve as directors of the Investment Company without compensation.
(2) Directors who are not "interested persons" of the Investment Company receive from the Investment Company an annual retainer of $16,000 and a fee of $1,500 for each Board or Committee meeting they attend. In addition, they receive business travel and accident insurance and life insurance coverage of $75,000.
(3) Directors who are not interested persons of the Investment Company do not serve on the Board of any other investment company in the same complex as the Investment Company.
(4)   Mr. Needham retired as a director in February 2000.


                        INVESTMENT ADVISORY ARRANGEMENTS

Investment Adviser. The Investment Company's investment adviser is Mutual of America Capital Management Corporation (the Adviser or Capital Management), an indirect wholly-owned subsidiary of Mutual of America Life. The Adviser's address is 320 Park Avenue, New York, New York 10022. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940.


Capital Management has served as Adviser since November 1993, when it assumed investment management obligations for the Investment Company from Mutual of America Life. The Adviser provides investment management services to the Investment Company, Mutual of America Institutional Funds, Inc. and the General Account of Mutual of America Life.


The Adviser provides advisory services for the Investment Company's Funds, in accordance with the Funds' investment policies, objectives and restrictions as set forth in the Prospectus and this Statement of Additional Information. The Adviser has delegated some of its advisory responsibilities for a portion of the All America Fund to the Subadvisers named below. The Adviser's activities are subject at all times to the supervision and approval of the Investment Company's Board of Directors.

Under  the  Investment  Advisory  Agreement,   the  Adviser  agrees  to  provide
investment management services to the Investment Company. These services include:

      o     performing   investment  research  and  evaluating   pertinent
            economic, statistical and financial data;

      o consultation with the Investment Company's Board of Directors and furnishing to the Investment Company's Board of Directors recommendations with respect to the overall investment plan;

      o implementation of the overall investment plan, including carrying out decisions to acquire or dispose of investments;

      o     management of investments;

      o reporting to the Investment Company's Board of Directors on a regular basis on the implementation of the investment plan and the management of investments;

      o     maintaining all required records;

      o     making arrangements for the safekeeping of assets; and

      o providing office space facilities, equipment, material and personnel necessary to fulfill its obligations.

The Adviser is responsible for all expenses incurred in performing the investment advisory services, including compensation of officers and payment of office expenses, and for providing investment management services.

The Adviser has entered into an arrangement with Mutual of America for the provision of investment accounting and recordkeeping, legal and certain other services.

Advisory Fees. As compensation for its services to each of the Funds of the Investment Company, the Funds pay the Adviser a fee at the following annual rates of net assets, calculated as a daily charge:

      Equity Index and Mid-Cap Equity Index Funds -- .125%
      All America, Composite, Bond, Mid-Term Bond and Short-Term Bond Funds -- .50%
      Aggressive Equity Fund -- .85%
      Money Market Fund -- .25%

                Investment Advisory Fees Paid by Funds to Adviser
                              For Past Three Years


--------------------------------------------------------------------------------------------
                 Fund                          2000            1999          1998
============================================================================================
             Equity Index                  $   685,229     $   635,398     $   412,769
--------------------------------------------------------------------------------------------
              All America                  $ 4,309,484     $ 3,926,185     $ 3,559,615
--------------------------------------------------------------------------------------------
         Mid-Cap Equity Index*             $    68,636     $    18,878             N/A
--------------------------------------------------------------------------------------------
           Aggressive Equity               $ 2,657,452     $ 1,732,320     $ 2,007,629
--------------------------------------------------------------------------------------------
               Composite                   $ 1,750,607     $ 1,705,660     $ 1,601,89
--------------------------------------------------------------------------------------------
                 Bond                      $ 2,508,316     $ 2,304,779     $ 2,245,27
--------------------------------------------------------------------------------------------
             Mid-Term Bond                 $    65,962     $    68,963     $    68,43
--------------------------------------------------------------------------------------------
            Short-Term Bond                $    58,120     $    84,855     $   91,736
--------------------------------------------------------------------------------------------
             Money Market                  $   255,673     $   171,989     $   173,09
--------------------------------------------------------------------------------------------
              Total Fees                   $12,359,474     $10,649,02      $10,160,44
--------------------------------------------------------------------------------------------


----------
*     The Mid-Cap Equity Index Fund began operations on May 3, 1999.

Other Fund Expenses. Each Fund is responsible for paying its advisory fee and other expenses incurred in its operation, including:

o brokers' commissions, transfer taxes and other fees relating to the Fund's portfolio transactions,

o     directors' fees and expenses,

o fees and expenses of its independent certified public accountants fees,

o     fees and expenses of its legal counsel,

o the cost of the printing and mailing semi-annual reports to shareholders, Proxy Statements, Prospectuses, Prospectus Supplements and Statements of Additional Information,

o the cost of preparation and filing registration statements and amendments thereto,

o     bank transaction charges and custodian's fees,

o     any proxy solicitors' fees and expenses,

o     SEC filing fees,

o     any federal, state or local income or other taxes,

o any membership or licensing fees of the Investment Company Institute and similar organizations,

o     fidelity bond and directors' liability insurance premiums, and

o any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Expense Reimbursement by the Adviser. The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to the Fund's portfolio transactions, to the amount of the investment advisory fee paid by the Fund to the Adviser. The Adviser may discontinue or modify its policy of paying expenses of the Funds at any time.

Subadvisers for Portion of the All America Fund. For approximately 20% of the assets of the All America Fund (the Active Assets), the Adviser has entered into Subadvisory Agreements with Fred Alger Management, Inc. (Alger Management) and Oak Associates, Ltd. (Oak Associates) (each a Subadviser, and together the Subadvisers). Each Subadviser is registered as an investment adviser under the Investment Advisers Act of 1940.

Each of the Subadvisers for its portion of the All America Fund provides investment advisory services, including research, making recommendations and regular reports to the Board of Directors of the Investment Company, maintenance of records, and providing all the office space, facilities, equipment, material and personnel necessary to fulfill its obligations under the Subadvisory Agreement. The Subadvisers are subject to the supervision of the Adviser and the Board of Directors of the Investment Company.

Subadvisory Fees. The Adviser, not the Investment Company, pays the Subadvisers for advisory services they provide to the portion of the All America Fund they manage at the following annual rates of net assets under management, calculated as a daily charge:

      o     Fred Alger Management -- .45%

      o     Oak Associates -- .30%

                       Fees Paid by Adviser to Subadvisers
                              For Past Three Years


----------------------------------------------------------------------------------------------
                  Subadviser                           2000           1999          1998
==============================================================================================
          Fred Alger Management, Inc.                $391,389       $373,527      $317,439
----------------------------------------------------------------------------------------------
             Oak Associates, Ltd.                    $274,908       $218,939      $204,454
----------------------------------------------------------------------------------------------
   Palley-Needelman Asset Management, Inc.*          $ 67,669       $250,788      $221,149
----------------------------------------------------------------------------------------------
                     Total                           $733,966       $843,254      $743,042
----------------------------------------------------------------------------------------------


----------
*     A Subadviser until February 1, 2000.

Codes of Ethics. The Investment Company, the Adviser, the Subadvisers and Mutual of America have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Persons subject to these codes may not purchase securities in which the
Investment Company's Funds may invest unless their purchases have been precleared in accordance with the codes and do not occur not within certain black-out periods imposed under the codes.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Brokers and Dealers
--------------------------------------------------------------------------------

The Adviser and each Subadviser are responsible for decisions to buy and sell securities for the Funds of the Investment Company for which they provide services as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid.

      o The Adviser and Subadvisers select broker-dealers which, in their best judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates.

      o     They  may  select   broker-dealers  which  provide  them  with
            research   services   and  may   cause  a  Fund  to  pay  such
            broker-dealers commissions which exceed those other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

      o When purchasing or selling securities trading on the over-the-counter market, the Adviser and Subadvisers will generally execute the transaction with a broker engaged in making a market for such securities.

      o The Adviser and Subadvisers may place certain orders with their affiliates, subject to the requirements of the 1940 Act.

      o No transactions may be effected by a Fund with an affiliate of the Adviser or a Sub-Adviser acting as principal for its own account.

Brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made. Some brokerage firms routinely provide research and statistical data to their customers, and some firms customarily provide research reports on particular companies and industries to customers that place a certain volume of trades with them.

The Adviser, and each Subadviser, will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. The Adviser, and each Subadviser, uses these services in connection with all of its investment activities, and some of the data or services obtained in connection with the execution of transactions for the Investment Company may be used in managing other investment accounts. Conversely, data or services obtained in connection with transactions in other accounts may be used by the Adviser, and each Subadviser, in providing investment advice to the Investment Company. To the extent that the Adviser, and each Subadviser, uses research and statistical data services so obtained, its expenses may be reduced and such data has therefore been and is one of the factors considered by the Adviser, and each Subadviser, in determining its fee for investment advisory services.

At times, transactions for the Investment Company may be executed together with purchases or sales of the same security for other accounts of the Adviser or a Subadviser. When making concurrent transactions for several accounts, an effort is made to allocate executions fairly among them. Transactions of this type are executed only when the Adviser, or a Subadviser, believes it to be in the best interests of the affected Fund(s), as well as any other accounts involved. However, the possibility exists that concurrent executions may work out to the disadvantage of the Fund(s) involved.

The Investment Company paid aggregate brokerage commissions of $3,440,261 in 2000, $1,769,987 in 1999 and $2,040,381 in 1998.

Commissions to Affiliated Brokers
--------------------------------------------------------------------------------

During the past three years, the Investment Company has paid brokerage commissions to Mutual of America Securities Corporation (Securities Corporation), an affiliate of the Adviser, through an introducing brokerage arrangement with Bear Stearns Securities Corp., and to Fred Alger & Co. (Fred Alger), an affiliate of Alger Management, Inc., as follows:


----------------------------------------------------------------------------------------------------------------
                   Year of                      Commissions            % of Total       % of Aggregate Dollars
               Payment/Broker                      Paid             Commissions Paid        of Transactions
================================================================================================================
 2000-- Securities Corporation                  $      0                   0%                    0%
----------------------------------------------------------------------------------------------------------------
 1999-- Securities Corporation                  $      0                   0%                    0%
----------------------------------------------------------------------------------------------------------------
 1998-- Securities Corporation                  $ 50,136                 2.5%                  2.3%
----------------------------------------------------------------------------------------------------------------
 2000-- Fred Alger                              $157,804                 4.6%                  4.3%
----------------------------------------------------------------------------------------------------------------
 1999-- Fred Alger                              $129,800                 7.3%                  6.0%
----------------------------------------------------------------------------------------------------------------
 1998-- Fred Alger                              $180,054                 8.8%                  7.3%
----------------------------------------------------------------------------------------------------------------

The purchases and sales placed through Fred Alger related primarily to smaller capitalization stocks, for which execution may be more difficult.


Portfolio Turnover
--------------------------------------------------------------------------------

The Adviser and the Subadvisers do not consider portfolio turnover rate to be a limiting factor when they deem it appropriate to purchase or sell securities for a Fund. The portfolio turnover rate for a Fund in any year will depend on market conditions, and the rate may increase depending on market conditions or if a new portfolio manager for a Fund restructures the Fund's holdings. The Insurance Companies' Separate Accounts do not pay taxes on the investment gains of the Funds. As a consequence, the Adviser and Subadvisers do not consider how long a Fund has held a security, or how capital gain upon sale would be characterized, in deciding whether to sell that security.

The Equity Index Fund, the Indexed Assets of the All America Fund and the Mid-Cap Equity Index Fund each attempt to duplicate the investment results of an S&P Index. As a result, the Adviser anticipates that these Funds will hold investments generally for longer periods than actively managed funds.


The All America Fund's portfolio turnover rate was 90% in 2000 compared to 30% in 1999. The higher rate in 2000 was due primarily to increased trading in the small cap value and large cap value portions of the Fund managed by the Adviser and in the small cap growth portion managed by Alger Management, and to a significant increase in the amount of shareholder purchases and redemptions during the year. On February 1, 2000, the Adviser began managing the large cap value portfolio in place of a subadviser and subsequently restructured the portfolio, and the Adviser changed sector weightings for the small cap and large cap value portfolios during 2000 in response to market conditions.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Net Asset Value
--------------------------------------------------------------------------------

A Separate Account purchases or redeems shares of a Fund at net asset value. A Fund's net asset value is equal to:

      o     the sum of the value of the securities the Fund holds,

      o     plus  any  cash  or  other  assets,   including  interest  and
            dividends accrued, and o minus all liabilities, including accrued expenses.

Net asset value is determined once daily immediately after the declaration of dividends, if any, as of the time of the close of the regular trading session on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading (a Valuation Day). A Valuation Period for calculation of a Fund's net asset value per share is the period after the close of a Valuation Day and ending at the close of the next Valuation Day. The
Investment Company determines the net asset value for a Valuation Period by multiplying a Fund's net asset value per share as of the preceding Valuation Period by that Fund's Change Factor (described below) for the current Valuation Period. The Change Factor for a Fund for any Valuation Period is determined as:

      (a) the ratio of (i) the net asset value of the Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund for that Valuation Period, to
            (ii) the net asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period,

      divided by

      (b) 1.00000 plus the component of the annual rate of the Adviser's fee against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

Pricing of Securities Held by the Funds
--------------------------------------------------------------------------------

In determining a Fund's net asset value, the Adviser must value the securities and other assets the Fund owns. 1) If market quotations are readily available for an investment, the Adviser uses market value as follows:

      o An equity security will be valued at the last sale price for the security on the principal exchange on which the security is traded, or at the last bid price on the principal exchange on which such security is traded if such bid price is of a more recent day than the last sale price.

      o For any equity security not traded on an exchange but traded in the over-the-counter market, the value will be the last sale price available, or if no sale, at the latest available bid price.

      o Debt securities will be valued at a composite fair market value, "evaluated bid," which may be the last sale price, by a valuation service selected by the Adviser and approved by the Investment Company's Board of Directors.

2) If there are any portfolio securities or assets for which market quotations are not readily available, the Adviser will use fair value pricing, as determined in good faith by or under the direction of the Board of Directors of the Investment Company.

3) If a money market security has a remaining maturity of 60 days or less, the Adviser will use the amortized cost method of valuation to approximate market value, as follows:

      o A security is initially valued at cost on the date of purchase (or at market value on the 61st day prior to maturity if the security had more than 60 days remaining to maturity at date of purchase by a Fund), and the Adviser assumes constant proportionate amortization in value until maturity of any discount or premium.

      o The maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted.

      o Market value will be used instead if the amortized cost value is materially different from the actual market value of the security.

4)    For stock options and futures contracts, these valuations apply:

      o Stock options written by a Fund are valued at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on that exchange.

      o When a Fund writes a call option, the amount of the premium is included in the Fund's assets and the market value of the call is included in its liabilities and adjusted thereafter to current market value.

      o If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished.

      o If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

      o A premium a Fund pays on the purchase of a put will be deducted from a Fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put.

      o Futures contracts, and options thereon, traded on commodities exchanges are valued at their official settlement price as of the close of such commodities exchanges.

                    TAXATION OF THE INVESTMENT COMPANY

Taxes on Funds' Investment Earnings and Income
--------------------------------------------------------------------------------

The Investment Company has in the past elected the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code, and it intends to continue to qualify under Subchapter M. The Investment Company will not owe Federal income tax on the ordinary income and net realized capital gains that it distributes to shareholders, if it qualifies as a regulated investment company.

If the Investment Company were to fail to qualify as a regulated investment company, it would be subject to Federal income tax on the Funds' ordinary income and net realized capital gains, whether or not it distributes the income and gains to shareholders. If the Funds were to pay Federal income tax, their investment performance would be negatively affected.

Income Dividends and Capital Gains Distributions
--------------------------------------------------------------------------------

Funds of the Investment Company declare dividend and other distributions at least annually. The dividends and distributions are 100% reinvested in additional full and fractional shares of the Fund to which they relate, both for net investment income and net realized short- or long-term capital gains. For each Fund, the Investment Company intends to distribute all net realized long- or short-term capital gains, if any, and net investment income to the shareholders of the Fund.

The tax treatment of the Insurance Companies and the Separate Accounts and the tax implications of an investment in any Contract are described in the prospectus or brochure for the Contract.

                           DISTRIBUTION ARRANGEMENTS

The Investment Company sells shares of its Funds on a continuous basis, and it sells only to the Separate Accounts of the Insurance Companies. The shares are sold at their respective net asset values, without the imposition of a sales charge. The Investment Company has entered into a Distribution Agreement with Mutual of America, as principal underwriter, for the distribution of the Funds' shares. Mutual of America is a registered broker-dealer with the National Association of Securities Dealers, Inc.

                        YIELD AND PERFORMANCE INFORMATION

Performance information is computed separately for each Fund in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Yield of the Money Market Fund. The Money Market Fund calculates a seven-day "current yield" (eight days when the seventh prior day has no net asset value because the Investment Company is closed on that day) based on a hypothetical shareholder account containing one share at the beginning of the seven-day period. The return is calculated for the period by determining the net change in the hypothetical account's value for the period, excluding capital changes. The net change is divided by the share value at the beginning of the period to give the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for the beginning of the period but changes in these items during the period are not included in the value for the end of the period. Income other than investment income is excluded for the period. Values also reflect asset charges (for advisory fees) as well as brokerage fees and other expenses.

Current yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. It should be remembered that yield depends on the type, quality, maturities and rates of return of the Money Market Fund's investments, among other factors. The Money Market Fund yield does not reflect the cost of insurance and other insurance company separate account charges. It also should not be compared to the yield of money market funds made available to the general public because they may use a different method to calculate yield. In addition, their yields are usually calculated on the basis of a constant one dollar price per share and they pay out earnings and dividends which accrue on a daily basis.


The following is an example of the calculation of the Money Market Fund's yield for the seven-day period ended December 26, 2000. Yields may fluctuate substantially from the example shown.

      1.    Value for December 19, 2000

      2. Value for December 26, 2000 (exclusive of capital changes and any non-investment income)


      3.    Net change equals Line 1 subtracted from Line 2

      4.    Base period return equals Line 3 divided by Line 1

      5.    Current yield equals Line 4 annualized (multiplied by 365/7)

      The Money Market Fund calculates effective yield by following steps 1 - 4 above to obtain a base period return, then compounding the base period return as follows:

              Effective Yield = [(Base Period Return + 1) 365/7] -1

Calculation of Total Return and Average Annual Total Return. Total Return reflects changes in the price of a Fund's shares and assumes that any dividends or capital gains distributions are reinvested in that Fund's shares immediately rather than paid to the investor in cash.

Average Annual Total Return is calculated by finding the average annual compounded rates of return of a hypothetical investment over the periods shown, according to the following formula (Total Return is then expressed as a percentage):

      T = (ERV/P)1/n -1

Where:

      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years
      ERV = ending redeemable value. ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Yield of the Bond Funds. Yield of the shares of the Bond Funds will be computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per share basis, for a recent one-month or 30-day period and dividing that amount by the net asset value per share of the Fund on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Yield of the Fund will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses allocated to the Fund.

Performance Comparisons. Each Fund may from time to time include the Total Return, the Average Annual Total Return and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Fund may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Any statements of a Fund's performance will also disclose the performance of the respective separate account issuing the Contracts.

Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services ("Lipper") as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.

Advertisements or information the Investment Company furnishes to current or prospective investors also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized. These publications may include Barron's, Business Week, CDA Technologies, Inc., Changing Times, Dow Jones Industrial Average, Financial Planning, Financial World, Forbes, Fortune, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

In reports or other communications to shareholders, the Investment Company also may describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by the Adviser or any of the Subadvisers derived from such indices or averages.

Comparative Indices for the Funds
--------------------------------------------------------------------------------

The Investment Company compares the performance of each Fund (other than the Money Market Fund) against a widely recognized index or indices for stock or bond market performance, based on the type of securities the Fund purchases. The annual and semi-annual financial reports that the Investment Company prepares will contain graphs with the Funds' performances compared to their indices.

It is not possible for an investor to directly invest in an unmanaged index. Performance comparisons to indices are for informational purposes and do not reflect any actual investment. The Funds pay investment advisory and other expenses that are not applicable to unmanaged indices.

Equity Index Fund and All America Fund: Performance of each of these Funds is compared to the Standard & Poor's 500 Composite Index (the S&P 500 Index).


The S&P 500 Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include approximately 400 industrial concerns, as well as financial services, utility and transportation concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.


Mid-Cap Equity Index Fund: Performance is compared to the Standard & Poor's MidCap 400 Index (the S&P MidCap 400 Index).

The S&P MidCap 400 Index is a market value weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks issued by U.S. companies with medium market capitalizations. Almost 70% of the stocks are listed on the New York Stock Exchange and approximately 30% are traded on the Nasdaq National Market (over-the-counter).


Aggressive Equity Fund: Performance is compared to the Russell 2000 Index.

The Russell 2000 Index is a market capitalization weighted index of the 2000 smallest companies in the Russell 3000 Index. The largest company in the Russell 2000 Index has a current market value of approximately $4 billion. The market capitalization of companies in the Index varies based on market conditions and the companies included in the Index, which is adjusted yearly.

Composite Fund: Performance is compared to the S&P 500 Index, the Lehman Government/Corporate Index and the 90-day Treasury bill rate. (See "Equity Index Fund and All America Fund" above and "Bond Fund" below).

These three indices represent the three asset allocation categories in which the Composite Fund invests.

Bond Fund: Performance is compared to the Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index).

The Lehman Government/Corporate Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.


Short-Term  Bond  Fund:   Performance  is  compared  to  the  Salomon   Brothers
Government/Corporate 1-3 Year Bond Index.

Mid-Term   Bond  Fund:   Performance   is  compared  to  the  Salomon   Brothers
Government/Corporate 3-7 Year Bond Index.

The Salomon Brothers Government/Corporate 1-3 Year Bond Index and 3-7 Year Bond Index are comprised of the portion of the Salomon Brothers Broad Investment-Grade Bond Index (BIG Index) with the maturity indicated. The BIG Index includes Treasury, Agency, mortgage and corporate securities. It is market- capitalization weighted and includes all fixed-rate bonds with a maturity of one year or longer

                     DESCRIPTION OF CORPORATE BOND RATINGS

Description of Corporate bond ratings of Moody's Investors Services, Inc.:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description   of  corporate   bond  ratings  of  Standard  &  Poor's
Corporation:

AAA -- Debt rated AAA has the  highest  rating  assigned  by  Standard & Poor's.
       Capacity to pay interest and repay principal is very strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB --  Debt rated BB, B, CCC and CC is regarded,  on balance,  as  predominantly
B speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

CCC BB indicates the lowest degree of speculation and CC the highest degree CC of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                              INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto and are included herein in reliance upon the authority of said firm as experts in giving audit reports.


Arthur Andersen LLP have been selected as the independent auditors of the Investment Company for its fiscal year ending December 31, 2001. Arthur Andersen LLP also acts as the independent auditors of Mutual of America Life Insurance Company. Their address is 1345 Avenue of the Americas, New York, New York.


                                  LEGAL MATTERS

The legal validity of the shares described in the Prospectus has been passed on by Patrick A. Burns, Esq., Senior Executive Vice President and General Counsel of the Investment Company.

                                    CUSTODIAN

The Custodian of the securities and other assets held by the Investment Company's Funds is The Chase Manhattan Bank, 1285 Avenue of the Americas, New York, New York 10019.

                        USE OF STANDARD & POOR'S INDICES

The Equity Index Fund, the Indexed Assets of the All America Fund and the Mid-Cap Equity Index Fund (together, the Indexed Portfolios) are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Indexed Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Indexed Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Investment Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to the Indexed Portfolios. S&P has no obligation to take the needs of the Indexed Portfolios or the owners of the Indexed Portfolios into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the calculation of the net asset values of the Indexed Portfolios, the amount of the shares of the Indexed Portfolios or the timing of the issuance or sale of the Indexed
Portfolios. S&P has no obligation or liability in connection with the administration, marketing or trading of the Indexed Portfolios.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 index or the S&P MidCap 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the Indexed Portfolios, owners of the Indexed Portfolios, or any other person or entity from the use of the S&P 500 index, the S&P MidCap 400 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, the S&P MidCap 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS

Financial statements of the Investment Corporation for the year ended December 31, 2000 are included as follows:

                                                                            Page
                                                                            ----

President's Message ......................................................   28

Portfolio Management Discussions .........................................   29

Portfolio of Investments in Securities:

  Money Market Fund ......................................................   37

  All America Fund .......................................................   39

  Equity Index Fund ......................................................   47

  Mid-Cap Equity Index Fund ..............................................   52

  Bond Fund ..............................................................   56

  Short-Term Bond Fund ...................................................   59

  Mid-Term Bond Fund .....................................................   61

  Composite Fund .........................................................   63

  Aggressive Equity Fund .................................................   66

Statement of Assets and Liabilities ......................................   68

Statement of Operations ..................................................   69

Statements of Changes in Net Assets ......................................   70

Financial Highlights .....................................................   72

Notes to Financial Statements ............................................   78

Report of Independent Public Accountants .................................   83

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      The results of the Funds offered by Mutual of America Investment Corporation for the year 2000 are presented for your review.

      2000 was a volatile year in both the stock and bond markets. The U.S. equities markets had a difficult year after a period of significant positive performance in recent years. It was a particularly difficult period for technology stocks. During the fourth quarter, the NASDAQ fell nearly 31% to end the year down 39%. The broad stock market, as measured by the S&P 500, declined 7.8% during the fourth quarter and was down 9.1% for the year. This rapid slowing of the economy prompted the Federal Reserve Bank to cut both the Federal Funds Rate and the Discount Rate as the new year dawned, following six successive increases which began in mid-1999.

      Some of the factors that increased uncertainties regarding the economy were and continue to be:P a new administration, which will have to function without a majority in Congress and will make it difficult to accomplish some of the initiatives the President might wish, high energy prices and sluggishness in many global economies.

      The unemployment rate remained low at 4% in December. However, some of the data behind this number indicates some weaknesses that may be contributing to the drop in consumer confidence. The all important earnings season is underway now and this will give a preliminary indication of what companies are expecting for the coming year.

      Despite the significant market volatility during the year, we believe our Funds' long-term performance has and will continue to provide participants with an excellent array of investment choices with which to accumulate funds for retirement.

      The total return performance for each of the Mutual of Americal Investment Corporation Funds is reflected below.

                  Total Returns -- Year Ended December 31, 2000

      Money Market Fund ................................           + 6.2%
      All America Fund .................................           - 5.0%
      Equity Index Fund ................................           - 9.1%
      Mid-Cap Equity Index Fund ........................           +16.7%
      Bond Fund ........................................           + 8.9%
      Short-Term Bond Fund .............................           + 7.8%
      Mid-Term Bond Fund ...............................           + 4.8%
      Composite Fund ...................................           - 0.5%
      Aggressive Equity Fund ...........................           - 1.2%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow. Thank you for your continued investment in our Funds.

                                        Sincerely,

                                        /s/ Dolores J. Morrissey
                                        ------------------------
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper, the Fund returned 6.2% for the year ended December 31, 2000. Short-term rates rose substantially during this period, as the Federal Reserve Board raised the Federal Funds rate in an attempt to quell prospective inflation. The seven-day effective yield as of February 13, 2001 is 5.6%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                ALL AMERICA FUND

      The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index, while the remaining 40% of the Fund is actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages approximately one-half of these actively managed assets with two sub-advisors managing the remainder.

      The Fund's return for the twelve month period ended December 31, 2000 was -5.0% ahead of the benchmark S&P 500 Index's return of -9.1%. The internally managed large and small cap value portions, with positive performance, outperformed the growth portions of the Fund, which recorded negative returns.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                            All America Fund               S & P 500
                            ----------------               ---------
   1/1/1990                      10,000                      10,000
   1/1/1991                      12,442                      13,054
   1/1/1992                      12,837                      14,057
   1/1/1993                      14,397                      15,461
   1/1/1994                      14,581                      15,666
   1/1/1995                      19,914                      21,554
   1/1/1996                      24,041                      26,511
   1/1/1997                      30,483                      35,356
   1/1/1998                      36,962                      45,457
   1/1/1999                      46,498                      55,021
   1/1/2000                      44,176                      50,008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                All America Fund*

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-     Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,501         -5.0%     -5.0%
             5 Years            $22,183        121.8%     17.3%
             Since 5/2/94*      $31,321        213.2%     18.7%
             10 Years           $44,176        341.8%     16.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,089         -9.1%     -9.1%
             5 Years            $23,200        132.0%     18.3%
             Since 5/2/94       $33,014        230.1%     19.6%
             10 Years           $50,008        400.1%     17.5%
--------------------------------------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended December 31, 2000 was -9.0%, in line with the benchmark's return of -9.1%. Technology, which led the way in 1999, reversed its path and declined significantly during 2000. Concerns over declines in capital spending, emerging dot.com and telecommunications companies, and a possible economic slowdown caused investors to leave the highly valued stocks in this sector. Financials and Healthcare were among the best performing sectors in the Index. Utilities was the strongest sector, but with a small weight within the Index, its impact was muted.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                          Equity Index Fund               S & P 500
                          -----------------               ---------
   2/1993                      10,000                      10,000
   12/1993                     10,619                      10,729
   12/1994                     10,781                      10,871
   12/1995                     14,729                      14,957
   12/1996                     18,079                      18,397
   12/1997                     24,063                      24,534
   12/1998                     30,940                      31,543
   12/1999                     37,321                      38,180
   12/2000                     33,955                      34,702

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Equity Index Fund

                                                  Total Return
              Period              Growth       ------------------
              Ended                 of          Cumu-     Average
              12/31/00           $10,000       lative     Annual
              ---------------------------------------------------
              1 Year             $ 9,098         -9.0%     -9.0%
              5 Years            $23,053        130.5%     18.2%
              Since 2/5/93
               (Inception)       $33,955        239.6%     16.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                  Total Return
              Period              Growth       ------------------
              Ended                 of          Cumu-    Average
              12/31/00           $10,000       lative     Annual
              ---------------------------------------------------
              1 Year             $ 9,089         -9.1%     -9.1%
              5 Years            $23,200        132.0%     18.3%
              Since 2/5/93
               (Inception)       $34,702        247.0%     17.0%
--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 Mid-Cap Index. The S&P Mid-Cap Index is a market-weighted index of 400 stocks that are traded on the New York StockExchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The Fund's performance was 16.7% during the twelve-month period ended December 31, 2000 versus the S&P 400 Index return of 17.5%. The S&P Mid-Cap Index outperformed both the larger cap S&P 500 and the S&P SmallCap Index as investors continued their preference for attractive growth rates at lower price-earnings ratios appearing to have avoided higher valued large cap companies and many smaller cap companies.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                           Mid Cap Equity              S&P Mid Cap
                             Index Fund                 400 Index
                             ----------                 ---------
   5/1999                      10,000                    10,000
   12/1999                     11,174                    11,180
   12/2000                     13,039                    13,138

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Mid-Cap Equity Index Fund

                                                Total Return
            Period              Growth       ------------------
            Ended                 of          Cumu-    Average
            12/31/00           $10,000       lative     Annual
            ---------------------------------------------------
            1 Year             $11,669         16.7%     16.7%
            Since 5/3/99
             (Inception)       $13,039         30.4%     17.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              S&P MidCap 400 Index

                                                Total Return
            Period              Growth       ------------------
            Ended                 of          Cumu-    Average
            12/31/00            $10,000      lative     Annual
            ---------------------------------------------------
            1 Year             $11,751         17.5%     17.5%
            Since 5/3/99
             (Inception)       $13,138         31.4%     17.9%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ended December 31, 2000, the Fund returned 8.9%. Its benchmark, the Lehman Brothers Government/Credit Index, which is over 50% invested in U.S. Government issues, returned 11.8% for the same period. The Fund overemphasized higher yielding, but lower quality, longer corporate bonds, which caused it to underperform its Index over the past twelve months.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                              Bond Fund                 Lehman G/C
                              ---------                 ----------
   12/1990                     10,000                     10,000
   12/1991                     11,569                     11,613
   12/1992                     12,564                     12,494
   12/1993                     14,228                     13,872
   12/1994                     13,779                     13,387
   12/1995                     16,454                     15,963
   12/1996                     17,039                     16,426
   12/1997                     18,815                     18,029
   12/1998                     20,160                     19,736
   12/1999                     19,776                     19,312
   12/2000                     21,529                     21,599

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Bond Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,886          8.9%      8.9%
             5 Years            $13,085         30.8%      5.5%
             10 Years           $21,529        115.3%      8.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Lehman Bros. Gov't./ Credit Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $11,184         11.8%     11.8%
             5 Years            $13,529         35.3%      6.2%
             10 Years           $21,599        116.0%      8.0%
--------------------------------------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are relatively less volatile than other securities of similar maturity. The Fund returned 7.8% for the twelve months ended December 31, 2000, compared to its benchmark, the Salomon Bros. 1-3 year Index, which returned 8.1% for the same period.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                                                         Salomon Bros.
                           Short Term Bond                 1-3 Yr
                           ---------------                 ------
   2/1993                      10,000                      10,000
   12/1993                     10,449                      10,448
   12/1994                     10,600                      10,511
   12/1995                     11,421                      11,655
   12/1996                     11,985                      12,257
   12/1997                     12,709                      13,074
   12/1998                     13,428                      13,985
   12/1999                     13,999                      14,444
   12/2000                     15,088                      15,630

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Short-Term Bond Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,778          7.8%      7.8%
             5 Years            $13,211         32.1%      5.7%
             Since 2/5/93
              (Inception)       $15,088         50.9%      5.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Salomon Bros. 1-3 Year Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,815          8.1%      8.1%
             5 Years            $13,402         34.0%      6.0%
             Since 2/5/93
              (Inception)       $15,621         56.2%      5.8%
--------------------------------------------------------------------------------

The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. During 2000, corporate bond yields widened substantially as investors anticipated the possible effects of an economic slowdown induced by the Federal Reserve as it raised the Federal Funds rate. This caused the Fund to return 4.8% for the twelve months ended December 31, 2000, less than the 10.6% return of the Salomon Brothers 3-7 Year Bond Index, which is dominated by U.S. Government issues.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                                                        Salomon Bros.
                            Mid Term Bond                  3-7 Yr.
                            -------------                  -------
   2/1993                      10,000                      10,000
   12/1993                     10,727                      10,722
   12/1994                     10,355                      10,436
   12/1995                     12,042                      12,197
   12/1996                     12,511                      12,669
   12/1997                     13,429                      13,717
   12/1998                     14,282                      14,939
   12/1999                     14,479                      14,938
   12/2000                     15,181                      16,527

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Mid-Term Bond Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $10,485          4.8%      4.8%
             5 Years            $12,607         26.1%      4.7%
             Since 2/5/93
              (Inception)       $15,181         51.8%      5.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Salomon Bros. 3-7 Year Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $11,064         10.6%     10.6%
             5 Years            $13,549         35.5%      6.3%
             Since 2/5/93
              (Inception)       $16,527         65.3%      6.6%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                                 COMPOSITE FUND

      The Composite Fund's investment objective is the achievement of a high total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk. This is carried out through investment in both stocks and fixed income securities. The Fund invests in as many as 100 stocks that are in the S&P 500 Index. The Fund invests in the top 25 stocks by market capitalization within the Index and maintains similar sector weights to the Index. The Bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. For the twelve months ended December 31, 2000, the Lehman Bros. Government/Credit Index returned 11.8% and the S&P 500 Index returned -9.1%. During the same period, the Composite Fund returned -0.5%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                                                                   Salomon Bros.
                Composite Fund     Lehman G/C        S & P 500     3 Mo. T-Bill
                --------------     ----------        ---------     ------------
   12/1990          10,000           10,000           10,000          10,000
   12/1991          11,814           11,613           13,054          10,575
   12/1992          12,516           12,494           14,057          10,958
   12/1993          14,665           13,872           15,461          11,296
   12/1994          14,215           13,387           15,666          11,775
   12/1995          17,328           15,963           21,554          12,453
   12/1996          19,389           16,426           26,511          13,107
   12/1997          22,822           18,029           35,355          13,795
   12/1998          26,122           19,736           45,456          14,492
   12/1999          30,088           19,312           55,020          15,179
   12/2000          29,928           21,599           50,008          16,083

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Composite Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year              $9,947         -0.5%     -0.5%
             5 Years            $17,271         72.7%     11.5%
             10 Years           $29,928        199.3%     11.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year              $9,089         -9.1%     -9.1%
             5 Years            $23,200        132.0%     18.3%
             10 Years           $50,007        400.1%     17.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Lehman Bros Gov't/Corp. Bond Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year             $11,184         11.8%     11.8%
             5 Years            $13,529         35.3%      6.2%
             10 Years           $21,599        116.0%      8.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Salomon Bros. 3-Month T-Bill Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00            $10,000      lative     Annual
             ---------------------------------------------------
             1 Year             $10,596          6.0%      6.0%
             5 Years            $12,914         29.1%      5.2%
             10 Years           $16,083         60.8%      4.9%
--------------------------------------------------------------------------------

 The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

                             AGGRESSIVE EQUITY FUND

      The Fund's objective is capital appreciation through investing in both growth and value stocks, with respective weightings determined by market conditions. Over the twelve-month period ended December 31, 2000, value stocks rebounded from 1999 while growth stocks in the Russell 2000 Index suffered their worst annual negative return. Technology, the sector that had been leading the way, reversed its path and fell significantly. Declines in capital spending, particularly in the Telecommunications sector, appear to have been the catalyst for the decline in the Technology sector. Energy was the strongest sector, but with a small weighting within the Index, it did not contribute the most; Healthcare was the largest positive contributor. The Fund returned -1.2% for the twelve-month period, outperforming its benchmark, the Russell 2000 Index, which returned -3.0%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                           Aggressive Equity            S & P 500
                           -----------------            ---------
   5/1994                      10,000                     10,000
   12/1994                     10,597                     9,845
   12/1995                     14,640                     12,645
   12/1996                     18,678                     14,730
   12/1997                     22,556                     18,024
   12/1998                     21,395                     17,564
   12/1999                     30,656                     21,298
   12/2000                     30,300                     20,653

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Aggressive Equity Fund

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,884         -1.2%     -1.2%
             5 Years            $20,697        107.0%     15.7%
             Since 5/2/94
              (Inception)       $30,300        203.0%     18.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Russell 2000 Index

                                                 Total Return
             Period              Growth       ------------------
             Ended                 of          Cumu-    Average
             12/31/00           $10,000       lative     Annual
             ---------------------------------------------------
             1 Year             $ 9,697         -3.0%     -3.0%
             5 Years            $16,332         63.3%     10.3%
             Since 5/2/94
              (Inception)       $20,653        106.5%     11.5%
--------------------------------------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the index does not.


Past performance does not predict future performance.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                                 Discount                Face        Amortized
                                                      Rating*      Rate    Maturity     Amount         Cost
                                                     --------    --------  ---------  -----------   -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
   Alltel Corp. .................................       A1/P1      6.52%   02/06/01   $2,106,000    $ 2,091,430
   Alltel Corp. .................................       A1/P1      6.50    02/14/01    1,955,000      1,938,719
   American Express Credit Corp. ................       A1/P1      6.54    01/31/01    2,048,000      2,036,073
   Associates Corp. .............................      A1+/P1      6.53    01/10/01      228,000        227,539
   Associates Corp. .............................      A1+/P1      6.53    01/12/01    3,588,000      3,579,424
   Associates Corp. .............................      A1+/P1      6.55    01/17/01    1,400,000      1,395,365
   Associates Corp. .............................      A1+/P1      6.57    01/19/01    1,000,000        996,314
   AT&T Corp. ...................................      A1+/P1      6.60    01/05/01    2,000,000      1,997,773
   AT&T Corp. ...................................      A1+/P1      6.65    01/09/01    1,389,000      1,386,413
   AT&T Corp. ...................................      A1+/P1      6.53    01/11/01      629,000        627,612
   AT&T Corp. ...................................      A1+/P1      6.99    01/26/01      149,000        148,214
   Avery Dennison Corp. .........................       A1/P1      6.45    01/02/01    2,955,000      2,953,411
   Bear Stearns Co., Inc. .......................       A1/P1      6.55    01/11/01    1,000,000        997,794
   Bear Stearns Co., Inc. .......................       A1/P1      6.53    01/19/01    1,000,000        996,327
   Bear Stearns Co., Inc. .......................       A1/P1      6.50    02/02/01    1,422,000      1,413,157
   Bemis, Inc. ..................................       A1/P1      6.55    01/12/01    1,000,000        997,613
   Bemis, Inc. ..................................       A1/P1      6.55    01/12/01    5,104,000      5,091,807
   Cardinal Health, Inc. ........................       A1/P1      6.63    01/11/01    3,000,000      2,993,333
   CIT Group Holdings ...........................       A1/P1      6.55    01/12/01    2,000,000      1,995,231
   CIT Group Holdings ...........................       A1/P1      6.54    01/26/01    2,000,000      1,990,113
   DaimlerChrysler ..............................       A1/P1      6.53    01/19/01    1,575,000      1,569,218
   DaimlerChrysler ..............................       A1/P1      6.57    01/19/01      350,000        348,712
   DaimlerChrysler ..............................       A1/P1      6.62    01/24/01    1,700,000      1,692,138
   DaimlerChrysler ..............................       A1/P1      6.57    01/31/01    2,100,000      2,087,664
   DaimlerChrysler ..............................       A1/P1      6.58    01/31/01      437,000        434,430
   Donnelley (R.R.) & Sons Co. ..................       A1/P1      6.52    01/29/01    3,000,000      2,983,614
   Duke Energy Corp. ............................       A1/P1      6.50    01/25/01      800,000        796,238
   Executive Jet, Inc. ..........................      A1+/P1      6.60    01/16/01    3,000,000      2,990,583
   Executive Jet, Inc. ..........................      A1+/P1      6.56    01/17/01    1,300,000      1,295,702
   Executive Jet, Inc. ..........................      A1+/P1      6.62    01/17/01      400,000        398,666
   Executive Jet, Inc. ..........................      A1+/P1      6.56    01/22/01    1,087,000      1,082,407
   Executive Jet, Inc. ..........................      A1+/P1      6.60    01/25/01      378,000        376,188
   Ford Motor Credit Puerto Rico ................       A1/P1      6.52    01/04/01    1,000,000        999,084
   Ford Motor Credit Puerto Rico ................       A1/P1      6.53    01/12/01    4,400,000      4,389,489
   Ford Motor Credit Puerto Rico ................       A1/P1      6.59    01/17/01    1,000,000        996,681
   Gannett Co., Inc. ............................      A1+/P1      6.54    01/22/01    1,000,000        995,787
   Gannett Co., Inc. ............................      A1+/P1      6.58    01/29/01    4,000,000      3,977,942
   General Electric Capital Corp. ...............      A1+/P1      6.57    01/10/01    1,514,000      1,510,937
   General Electric Capital Corp. ...............      A1+/P1      6.53    01/10/01      725,000        723,535
   General Electric Capital Corp. ...............      A1+/P1      6.57    01/12/01      212,000        211,493
   General Electric Capital Corp. ...............      A1+/P1      6.58    01/12/01      288,000        287,310
   General Electric Capital Corp. ...............      A1+/P1      6.55    01/18/01      300,000        298,952
   General Electric Capital Corp. ...............      A1+/P1      6.53    01/18/01    2,181,000      2,173,372
   General Electric Capital Corp. ...............      A1+/P1      6.58    01/24/01    1,000,000        995,403
   General Electric Capital Corp. ...............      A1+/P1      6.55    01/24/01      181,000        180,167
   General Motors Acceptance Corp. ..............      A1+/P1      6.55    01/04/01    1,248,000      1,246,854
   General Motors Acceptance Corp. ..............      A1+/P1      6.55    01/05/01    3,039,000      3,035,652
   General Motors Acceptance Corp. ..............      A1+/P1      6.60    01/18/01    1,000,000        996,495
   General Motors Acceptance Corp. ..............      A1+/P1      6.57    01/19/01    1,000,000        996,321
   Goldman Sachs Group, Inc. ....................      A1+/P1      6.52    01/02/01    1,000,000        999,451
   Great Lakes Chemical Corp. ...................       A1/P1      6.54    01/12/01    1,000,000        997,610
   Hertz Corp. ..................................       A1/P1      6.53    01/05/01    1,354,000      1,352,510

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                 Discount                Face        Amortized
                                                      Rating*      Rate    Maturity     Amount         Cost
                                                     --------    --------  ---------  -----------   -----------
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
   Hertz Corp. ..................................       A1/P1      6.54%   01/12/01   $1,000,000     $  997,607
   Hertz Corp. ..................................       A1/P1      6.53    01/12/01    2,000,000      1,995,220
   Hertz Corp. ..................................       A1/P1      6.54    01/12/01    2,000,000      1,995,230
   Hertz Corp. ..................................       A1/P1      6.60    02/09/01      147,000        145,886
   International Lease Fin. Corp. ...............      A1+/P1      6.60    01/05/01      245,000        244,729
   Kimberly-Clark Corp. .........................      A1+/P1      6.50    01/26/01    1,090,000      1,084,610
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.53    01/08/01    1,100,000      1,098,180
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.58    01/12/01      771,000        769,159
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.52    01/18/01      500,000        498,262
   Merrill Lynch & Co., Inc. ....................      A1+/P1      6.58    01/30/01    2,000,000      1,988,601
   National Rural Utilities .....................      A1+/P1      6.50    01/09/01    2,000,000      1,996,341
   National Rural Utilities .....................      A1+/P1      6.50    01/10/01      486,000        485,021
   NIKE Inc. ....................................       A1/P1      6.50    01/31/01    2,667,000      2,651,481
   Northern Illinois Gas Corp. ..................      A1+/P1      6.50    02/01/01    2,987,000      2,969,193
   Pacific Gas & Electric Co. ...................       A1/P1      6.62    01/09/01    1,000,000        998,150
   SBC Communications, Inc. .....................      A1+/P1      6.52    01/10/01    5,000,000      4,989,884
   Sony Capital Corp. ...........................       A1/P1      6.56    01/22/01    4,000,000      3,983,213
   Sony Capital Corp. ...........................       A1/P1      6.58    01/22/01    2,000,000      1,991,543
   Sony Capital Corp. ...........................       A1/P1      6.56    01/25/01      274,000        272,692
   Toyota Motor Credit Corp. ....................      A1+/P1      6.50    01/08/01    2,500,000      2,495,898
   Toyota Motor Credit Corp. ....................      A1+/P1      6.50    01/26/01    1,400,000      1,393,114
   UBS Finance (Delw.) Inc. .....................      A1+/P1      6.53    01/03/01    1,000,000        999,266
   UBS Finance (Delw.) Inc. .....................      A1+/P1      6.53    01/16/01    4,000,000      3,987,530
   UBS Finance (Delw.) Inc. .....................      A1+/P1      6.60    01/18/01    1,039,000      1,035,377
   Verizon Global Funding Corp. .................      A1+/P1      6.52    01/04/01    3,000,000      2,997,250
   Verizon Global Funding Corp. .................      A1+/P1      6.53    01/04/01      816,000        815,251
   Verizon Global Funding Corp. .................      A1+/P1      6.55    01/18/01      400,000        398,605
   Verizon Global Funding Corp. .................      A1+/P1      6.55    01/19/01      500,000        498,158
   Verizon Global Funding Corp. .................      A1+/P1      6.60    01/26/01      517,000        514,426
   Washington Gas Light Co. .....................      A1+/P1      6.55    01/18/01      152,000        151,471
   Washington Post Co. ..........................      A1+/P1      6.53    01/12/01    4,000,000      3,990,482
   Wisconsin Electric Fuel ......................      A1+/P1      6.60    01/08/01    1,383,000      1,380,704
   Wisconsin Electric Fuel ......................      A1+/P1      6.54    01/12/01    1,176,000      1,173,198
   Wisconsin Electric Fuel ......................      A1+/P1      6.55    01/23/01    2,817,000      2,804,602
   Wisconsin Energy Corp. .......................      A1+/P1      6.60    01/08/01    2,400,000      2,396,022
   Wisconsin Energy Corp. .......................      A1+/P1      6.60    01/19/01    2,116,000      2,108,200
   Wisconsin Energy Corp. .......................      A1+/P1      6.54    01/31/01    1,336,000      1,328,138
                                                                                                     ------------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $140,896,961) 100% .....................................................................   $140,896,961
                                                                                                     ============

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS:
COMMON STOCKS
  Abbott Laboratories ..............................       59,045   $  2,859,992
  Adaptec, Inc.* ...................................        3,791         38,858
  ADC Telecommunications, Inc.* ....................       29,531        535,249
  Adobe Systems, Inc. ..............................        9,175        533,870
  Advanced Micro Devices, Inc.* ....................       11,906        164,452
  AES Corp.* .......................................       17,498        968,952
  Aetna., Inc.* ....................................        5,400        221,738
  Aflac, Inc. ......................................       10,171        734,219
  Agilent Technologies, Inc.* ......................       17,318        948,161
  Air Products & Chemicals, Inc. ...................        8,812        361,292
  Alberto-Culver Co. ...............................        2,165         92,689
  Albertson's, Inc. ................................       16,072        425,908
  Alcan Aluminum Ltd. ..............................       12,338        421,805
  ALCOA, Inc. ......................................       33,105      1,109,018
  Allegheny Energy, Inc. ...........................        4,277        206,098
  Allegheny Technologies, Inc. .....................        3,068         48,705
  Allergan, Inc. ...................................        4,963        480,480
  Allied Waste Industries, Inc.* ...................        7,522        109,539
  Allstate Corp. ...................................       27,916      1,216,091
  Alltel Corp. .....................................       11,935        745,192
  Altera Corp.* ....................................       15,133        398,187
  Alza Corp.* ......................................        9,035        383,988
  Ambac Financial Group, Inc. ......................        4,055        236,457
  Amerada Hess Corp. ...............................        3,474        253,819
  Ameren Corp. .....................................        5,259        243,557
  American Electric Power, Inc. ....................       12,327        573,206
  American Express Co. .............................       50,770      2,789,177
  American General Corp. ...........................        9,656        786,964
  American Greetings Corp. Cl A ....................        2,502         23,613
  American Home Products Corp. .....................       50,028      3,179,279
  American Int'l. Group, Inc. ......................       88,858      8,758,067
  American Power Conversion* .......................        7,427         91,909
  Amgen, Inc.* .....................................       39,334      2,514,918
  AMR Corp.* .......................................        5,734        224,701
  Amsouth Bancorporation ...........................       14,403        219,646
  Anadarko Petroleum Corp. .........................        9,497        675,047
  Analog Devices, Inc.* ............................       13,554        693,795
  Andrew Corp.* ....................................        3,090         67,208
  Anheuser-Busch Cos., Inc. ........................       34,434      1,566,747
  AOL Time Warner Inc.* ............................       89,172      3,103,186
  Aon Corp. ........................................        9,804        335,787
  Apache Corp. .....................................        4,661        326,561
  Apple Computer, Inc.* ............................       12,474        185,551
  Applera Corp.-Applied Biosys Grp .................        7,980        750,619
  Applied Materials, Inc.* .........................       30,938      1,181,445
  Applied Micro Circuits, Corp.* ...................       11,300        848,030
  Archer-Daniels-Midland Co. .......................       24,224        363,360
  Ashland, Inc. ....................................        2,705         97,082
  AT&T Corp. .......................................      143,281      2,480,552
  Autodesk, Inc. ...................................        2,236         60,232
  Automatic Data Processing, Inc. ..................       24,027      1,521,209
  AutoZone, Inc.* ..................................        4,873        138,881
  Avaya Inc.* ......................................       10,638        109,704
  Avery Dennison Corp. .............................        4,300        235,963
  Avon Products, Inc. ..............................        9,097        435,519
  Baker Hughes, Inc. ...............................       12,646        525,599
  Ball Corp. .......................................        1,142         52,603
  Bank of America Corp. ............................       62,129      2,850,168
  Bank of New York Co., Inc. .......................       28,255      1,559,323
  Bank One Corp. ...................................       44,177      1,617,983
  Bard (C.R.), Inc. ................................        1,934         90,052
  Barrick Gold Corp. ...............................       15,147        248,108
  Bausch & Lomb, Inc. ..............................        2,035         82,290
  Baxter International, Inc. .......................       11,228        991,573
  BB & T Corp. .....................................       15,139        564,874
  Bear Stearns Cos., Inc. ..........................        4,115        208,579
  Becton Dickinson & Co. ...........................        9,671        334,858
  Bed Bath & Beyond, Inc.* .........................       10,754        240,621
  BellSouth Corp. ..................................       71,311      2,919,294
  Bemis Co. ........................................        2,026         67,998
  Best Buy Co., Inc.* ..............................        7,830        231,474
  Biogen, Inc.* ....................................        5,690        341,756
  Biomet, Inc. .....................................        6,800        269,875
  Black & Decker Corp. .............................        3,103        121,793
  Block (H. & R.), Inc. ............................        3,571        147,750
  BMC Software, Inc.* ..............................        9,356        130,984
  Boeing Co. .......................................       33,915      2,238,390
  Boise Cascade Corp. ..............................        2,217         74,547
  Boston Scientific Corp.* .........................       15,471        211,759
  Briggs & Stratton Corp. ..........................          856         37,985
  Bristol-Myers Squibb Co. .........................       74,643      5,518,917
  Broadcom Corp. Cl A* .............................        8,978        758,641
  Broadvision Inc.* ................................       10,241        120,972
  Brown-Forman Corp. Cl B ..........................        2,627        174,696
  Brunswick Corp. ..................................        3,369         55,378
  Burlington Northern Santa Fe .....................       15,071        426,698
  Burlington Resources, Inc. .......................        8,249        416,575
  Cabletron Systems, Inc.* .........................        6,981        105,151
  Calpine Corp.* ...................................       10,756        484,692
  Campbell Soup Co. ................................       16,076        556,632
  Capital One Financial Corp. ......................        7,503        493,791
  Cardinal Health, Inc. ............................       10,655      1,061,504
  Carnival Corp. ...................................       22,312        687,489
  Caterpillar, Inc. ................................       13,218        625,377
  Cendant Corp.* ...................................       27,758        267,171
  Centex Corp. .....................................        2,299         86,356
  CenturyTel, Inc. .................................        5,373        192,085
  Ceridian Corp.* ..................................        5,554        110,733
  Charles Schwab Corp. .............................       52,776      1,497,519
  Charter One Financial, Inc. ......................        8,030        231,866
  Chase Manhattan Corp. ............................       49,958      2,269,967
  Chevron Corp. ....................................       24,500      2,068,719
  Chiron Corp.* ....................................        7,311        325,340
  Chubb Corp. ......................................        6,704        579,896
  CIGNA Corp. ......................................        5,860        775,278
  Cincinnati Financial Corp. .......................        6,162        243,784
  CINergy Corp. ....................................        6,107        214,508
  Circuit City Group, Inc. .........................        7,814         89,861
  Cisco Systems, Inc.* .............................      274,740     10,508,805
  Citigroup, Inc. ..................................      191,892      9,798,485
  Citrix Systems, Inc.* ............................        7,093        159,593
  Clear Channel Communications* ....................       22,322      1,081,222
  Clorox Co. .......................................        8,993        319,252
  CMS Energy Corp. .................................        4,620        146,396
  Coastal Corp. ....................................        8,207        724,781
  Coca-Cola Co. ....................................       94,687      5,769,989
  Coca-Cola Enterprises, Inc. ......................       15,992        303,848
  Colgate-Palmolive Co. ............................       21,844      1,410,030
  Comcast Corp. Cl A* ..............................       34,464      1,438,872
  Comerica, Inc. ...................................        6,008        356,725
  Compaq Computer Corp. ............................       64,895        976,670
  Computer Associates Intl., Inc. ..................       22,162        432,159
  Computer Sciences Corp.* .........................        6,411        385,461
  Compuware Corp.* .................................       13,949         87,181
  Comverse Technology Inc.* ........................        6,285        682,708
  ConAgra Foods Inc. ...............................       20,419        530,894
  Conexant Systems, Inc.* ..........................        8,710        133,916
  Conoco, Inc. .....................................       23,808        688,944
  Conseco, Inc. ....................................       12,436        164,000
  Consolidated Edison, Inc. ........................        8,122        312,697

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Consolidated Stores Corp.* .......................        4,291   $     45,592
  Constellation Energy Group .......................        5,747        258,974
  Convergys Corp.* .................................        5,874        266,166
  Cooper Industries, Inc. ..........................        3,570        163,997
  Cooper Tire & Rubber Co. .........................        2,830         30,069
  Coors (Adolph) Co. Cl B ..........................        1,406        112,919
  Corning, Inc. ....................................       35,107      1,854,088
  Costco Wholesale Corp.* ..........................       17,117        683,610
  Countrywide Credit Industries ....................        4,343        218,236
  Crane Co. ........................................        2,320         65,975
  CSX Corp. ........................................        8,284        214,866
  Cummins Engine Co., Inc. .........................        1,605         60,890
  CVS Corp. ........................................       14,949        896,006
  Dana Corp. .......................................        5,708         87,404
  Danaher Corp. ....................................        5,429        371,208
  Darden Restaurants, Inc. .........................        4,559        104,287
  Deere & Co. ......................................        8,979        411,350
  Dell Computer Corp.* .............................       98,751      1,721,971
  Delphi Automotive Systems Corp. ..................       21,407        240,829
  Delta Air Lines, Inc. ............................        4,693        235,530
  Deluxe Corp. .....................................        2,772         70,048
  Devon Energy Corp. ...............................        4,849        295,644
  Dillard's Inc. Cl A ..............................        3,588         42,383
  Disney (Walt) Co. ................................       79,601      2,303,454
  Dollar General Corp. .............................       12,609        237,995
  Dominion Resources, Inc. .........................        9,118        610,906
  Donnelley (R.R.) & Sons Co. ......................        4,671        126,117
  Dover Corp. ......................................        7,779        315,536
  Dow Chemical Co. .................................       25,900        948,588
  Dow Jones & Co., Inc. ............................        3,400        192,525
  DTE Energy Co. ...................................        5,466        212,832
  Du Pont (E.I.) de Nemours & Co. ..................       39,856      1,925,543
  Duke Energy Corp. ................................       14,077      1,200,064
  Dynergy, Inc. ....................................       12,337        691,643
  Eastman Chemical Co. .............................        2,939        143,276
  Eastman Kodak Co. ................................       11,458        451,159
  Eaton Corp. ......................................        2,672        200,901
  Ecolab, Inc. .....................................        4,849        209,416
  Edison International* ............................       12,455        194,609
  El Paso Energy Corp. .............................        8,860        634,598
  Electronic Data Systems Corp. ....................       17,847      1,030,664
  EMC Corp.* .......................................       83,524      5,554,354
  Emerson Electric Co. .............................       16,351      1,288,663
  Engelhard Corp. ..................................        4,871         99,247
  Enron Corp. ......................................       28,498      2,368,896
  Entergy Corp. ....................................        8,521        360,545
  EOG Resources, Inc. ..............................        4,446        243,141
  Equifax, Inc. ....................................        5,409        155,171
  Exelon Corp.* ....................................       12,156        853,473
  Exxon Mobil Corp. ................................      132,698     11,536,432
  Fannie Mae .......................................       38,456      3,336,058
  Federated Department Stores* .....................        7,708        269,780
  FedEx Corp.* .....................................       10,891        435,204
  Fifth Third Bancorp ..............................       17,632      1,053,512
  First Data Corp. .................................       15,080        794,528
  First Union Corp. ................................       37,395      1,040,048
  Firstar Corp. ....................................       36,269        843,254
  FirstEnergy Corp. ................................        8,607        271,658
  FleetBoston Financial Corp. ......................       34,524      1,296,808
  Fluor Corp.* .....................................        2,945         97,369
  FMC Corp.* .......................................        1,163         83,373
  Ford Motor Co. ...................................       71,545      1,676,836
  Forest Laboratories, Inc.* .......................        3,351        445,264
  Fortune Brands, Inc. .............................        5,905        177,150
  FPL Group, Inc. ..................................        6,829        489,981
  Franklin Resources, Inc. .........................        9,333        355,587
  Freddie Mac ......................................       26,534      1,827,529
  Freeport-McMoran Copper Cl B* ....................        5,669         48,541
  Gannett Co., Inc. ................................       10,078        635,544
  Gap, Inc. ........................................       32,498        828,699
  Gateway, Inc.* ...................................       12,329        221,799
  General Dynamics Corp. ...........................        7,585        591,630
  General Electric Co. .............................      378,254     18,132,551
  General Mills, Inc. ..............................       10,788        480,740
  General Motors Corp. .............................       21,566      1,098,518
  Genuine Parts Co. ................................        6,607        173,021
  Georgia-Pacific Group ............................        8,620        268,298
  Gillette Co. .....................................       40,247      1,453,923
  Global Crossing Ltd.* ............................       33,809        483,891
  Golden West Financial Corp. ......................        6,059        408,983
  Goodrich (B.F.) Co. ..............................        3,889        141,462
  Goodyear Tire & Rubber Co. .......................        6,005        138,055
  GPU, Inc. ........................................        4,649        171,141
  Grainger (W.W.), Inc. ............................        3,620        132,130
  Great Lakes Chemical Corp. .......................        1,917         71,288
  Guidant Corp.* ...................................       11,742        633,334
  Halliburton Co. ..................................       16,888        612,190
  Harcourt General, Inc. ...........................        2,755        157,586
  Harley-Davidson, Inc. ............................       11,625        462,094
  Harrah's Entertainment, Inc.* ....................        4,460        117,633
  Hartford Financial Svs. Gp., Inc. ................        8,574        605,539
  Hasbro, Inc. .....................................        6,594         70,061
  HCA - The Healthcare Company .....................       21,088        928,083
  HealthSouth Corp.* ...............................       14,742        240,479
  Heinz (H.J.) Co. .................................       13,283        630,112
  Hercules, Inc.* ..................................        4,120         78,538
  Hershey Food Corp. ...............................        5,258        338,484
  Hewlett-Packard Co. ..............................       75,483      2,382,432
  Hilton Hotels Corp. ..............................       14,062        147,651
  Home Depot, Inc. .................................       88,406      4,039,049
  Homestake Mining Co. .............................        9,998         41,867
  Honeywell International, Inc. ....................       30,442      1,440,287
  Household International, Inc. ....................       17,974        988,570
  Humana, Inc.* ....................................        6,436         98,149
  Huntington Bancshares, Inc. ......................        9,608        155,530
  Illinois Tool Works, Inc. ........................       11,541        687,411
  IMS Health, Inc. .................................       11,210        302,670
  Inco Ltd.* .......................................        6,963        116,700
  Ingersoll Rand Co. ...............................        6,203        259,751
  Intel Corp. ......................................      256,907      7,771,437
  International Paper Co. ..........................       18,376        749,971
  Interpublic Group of Cos., Inc. ..................       11,765        500,748
  Intl. Business Machines Corp. ....................       66,971      5,692,535
  Intl. Flavors & Fragrances .......................        3,820         77,594
  Intuit, Inc.* ....................................        7,875        310,570
  ITT Industries, Inc. .............................        3,368        130,510
  JDS Uniphase Corp.* ..............................       36,705      1,530,140
  Jefferson-Pilot Corp. ............................        3,951        295,337
  Johnson & Johnson ................................       53,151      5,584,177
  Johnson Controls, Inc. ...........................        3,286        170,872
  Kaufman & Broad Home Corp.* ......................        1,636         55,113
  Kellogg Co. ......................................       15,541        407,951
  Kerr-McGee Corp. .................................        3,608        241,510
  KeyCorp ..........................................       16,255        455,140
  Keyspan Corporation ..............................        5,128        217,299
  Kimberly Clark Corp. .............................       20,381      1,440,733
  Kinder Morgan, Inc. ..............................        4,433        231,347
  King Pharmaceuticals Inc.* .......................        6,388        330,180
  KLA Tencor Corp.* ................................        7,126        240,057
  Kmart Corp.* .....................................       18,428         97,899

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Knight-Ridder, Inc. ..............................        2,800   $    159,250
  Kohl's Corp.* ....................................       12,601        768,661
  Kroger Co.* ......................................       31,418        850,250
  Legget & Platt ...................................        7,544        142,865
  Lehman Brothers Holdings, Inc. ...................        9,104        615,658
  Lexmark Int'l, Inc.* .............................        4,948        219,258
  Lilly (Eli) & Co. ................................       43,031      4,004,572
  Limited, Inc. ....................................       16,245        277,180
  Lincoln National Corp. ...........................        7,348        347,652
  Linear Technology Corp. ..........................       12,090        559,163
  Liz Claiborne, Inc. ..............................        1,978         82,334
  Lockheed Martin Corp. ............................       16,397        556,678
  Loews Corp. ......................................        3,780        391,466
  Longs Drug Stores Corp. ..........................        1,526         36,815
  Louisiana-Pacific Corp. ..........................        3,992         40,419
  Lowe's Companies, Inc. ...........................       14,648        651,836
  LSI Logic Corp.* .................................       12,189        208,310
  Lucent Technologies ..............................      127,481      1,720,994
  Manor Care, Inc.* ................................        4,000         82,500
  Marriott International, Inc. .....................        9,181        387,897
  Marsh & McLennan Cos., Inc. ......................       10,501      1,228,617
  Masco Corp. ......................................       17,036        437,612
  Massey Energy Co. ................................        2,945         37,549
  Mattel, Inc. .....................................       16,310        235,516
  Maxim Integrated Products, Inc.* .................       10,820        517,331
  May Department Stores Co. ........................       11,383        372,793
  Maytag Corp. .....................................        3,006         97,131
  MBIA, Inc. .......................................        3,770        279,451
  MBNA Corp. .......................................       32,515      1,201,023
  McDermott International, Inc.* ...................        2,306         24,790
  McDonald's Corp. .................................       50,057      1,701,938
  McGraw-Hill Cos., Inc. ...........................        7,453        436,932
  McKesson HBOC, Inc. ..............................       10,818        388,258
  Mead Corp. .......................................        3,840        120,480
  Medimmune, Inc.* .................................        7,992        381,119
  Medtronic, Inc. ..................................       45,853      2,768,375
  Mellon Financial Corp. ...........................       18,663        917,986
  Merck & Co., Inc. ................................       87,940      8,233,383
  Mercury Interactive Corp.* .......................        3,053        275,533
  Meredith Corp. ...................................        1,943         62,540
  Merrill Lynch & Co., Inc. ........................       30,925      2,108,698
  MetLife Inc. .....................................       29,186      1,021,510
  MGIC Investment Corp. ............................        4,055        273,459
  Micron Technology, Inc.* .........................       21,585        766,268
  Microsoft Corp.* .................................      203,554      8,854,570
  Millipore Corp. ..................................        1,767        111,321
  Minnesota Mining & Mfg. Co. ......................       15,057      1,814,369
  Molex Inc., Cl A .................................        7,531        267,351
  Moody's Corp. ....................................        6,178        158,697
  Morgan (J.P.) & Co., Inc. ........................        6,079      1,006,075
  Morgan Stanley Dean Witter .......................       42,781      3,390,394
  Motorola, Inc. ...................................       83,358      1,688,000
  Nabors Industries, Inc.* .........................        5,590        330,649
  National City Corp. ..............................       23,225        667,719
  National Semiconductor Corp.* ....................        6,763        136,105
  National Service Industries ......................        1,578         40,535
  Navistar International Corp.* ....................        2,264         59,289
  NCR Corp.* .......................................        3,645        179,061
  Network Appliance, Inc.* .........................       12,065        774,988
  New York Times Co. Cl A ..........................        6,209        248,748
  Newell Rubbermaid, Inc. ..........................       10,212        232,323
  Newmont Mining Corp. .............................        6,440        109,883
  Nextel Communications, Inc.* .....................       29,052        719,037
  Niagara Mohawk Holdings, Inc.* ...................        6,132        102,328
  Nicor, Inc. ......................................        1,781         76,917
  NIKE, Inc. Cl B ..................................       10,313        575,594
  NiSource, Inc. ...................................        7,809        240,127
  Nordstrom, Inc. ..................................        4,980         90,574
  Norfolk Southern Corp. ...........................       14,678        195,401
  Nortel Networks Corp. Holding ....................      118,240      3,791,070
  Northern Trust Corp. .............................        8,520        694,913
  Northrop Grumman Corp. ...........................        2,674        221,942
  Novell, Inc.* ....................................       12,529         65,386
  Novellus Systems, Inc.* ..........................        5,006        179,903
  Nucor Corp. ......................................        2,973        117,991
  Occidental Petroleum Corp. .......................       14,122        342,459
  Office Depot, Inc.* ..............................       11,373         81,033
  Old Kent Financial Corp. .........................        5,261        230,169
  Omnicom Group, Inc. ..............................        6,807        564,130
  Oneok, Inc. ......................................        1,119         53,852
  Oracle Corp.* ....................................      213,674      6,209,901
  PACCAR, Inc. .....................................        2,933        144,450
  Pactiv Corp.* ....................................        6,032         74,646
  Pall Corp. .......................................        4,740        101,021
  Palm, Inc.* ......................................       21,596        611,437
  Parametric Technology Corp.* .....................       10,409        139,871
  Parker Hannifin Corp. ............................        4,445        196,136
  Paychex, Inc. ....................................       14,204        690,670
  Penney (J.C.) Co., Inc. ..........................        9,996        108,707
  Peoples Energy Corp. .............................        1,378         61,666
  Peoplesoft, Inc.* ................................       10,896        405,195
  PepsiCo, Inc. ....................................       55,107      2,731,241
  Perkin Elmer, Inc. ...............................        1,882        197,610
  Pfizer, Inc. .....................................      240,838     11,078,548
  PG & E Corp.* ....................................       14,750        295,000
  Pharmacia Corp. ..................................       49,230      3,003,030
  Phelps Dodge Corp. ...............................        3,018        168,443
  Phillip Morris Cos., Inc. ........................       84,880      3,734,720
  Phillips Petroleum Co. ...........................        9,730        553,394
  Pinnacle West Capital Corp. ......................        3,249        154,734
  Pitney Bowes, Inc. ...............................        9,625        318,828
  Placer Dome, Inc. ................................       12,503        120,341
  PNC Financial Services Group .....................       11,129        813,113
  Potlatch Corp. ...................................        1,127         37,825
  Power-One, Inc.* .................................        2,996        117,780
  PPG Industries, Inc. .............................        6,442        298,345
  PPL Corporation ..................................        5,568        251,604
  Praxair, Inc. ....................................        6,040        268,025
  Proctor & Gamble Co. .............................       49,770      3,903,834
  Progress Energy, Inc. ............................        7,845        385,876
  Progressive Corp. of Ohio ........................        2,799        290,046
  Providian Financial Corp. ........................       10,919        627,843
  Public Svc. Enterprise Group .....................        8,185        397,996
  Pulte Corp. ......................................        1,580         66,656
  QlLogic Corporation* .............................        3,397        261,569
  Quaker Oats Co. ..................................        5,016        488,433
  Qualcomm, Inc.* ..................................       28,540      2,345,631
  Quintiles Transnational Corp.* ...................        4,456         93,298
  Qwest Communications Intl.* ......................       63,219      2,591,979
  Radioshack Corp. .................................        7,154        306,281
  Ralston Purina Co. ...............................       11,718        306,133
  Raytheon Co. .....................................       13,000        403,813
  Reebok International Ltd.* .......................        2,178         59,547
  Regions Financial Corp. ..........................        8,454        230,900
  Reliant Energy, Inc. .............................       11,238        486,746
  Robert Half Intl., Inc.* .........................        6,829        180,969
  Rockwell Intl., Corp. ............................        7,078        337,090
  Rohm Haas Co. ....................................        8,332        302,556
  Rowan Cos., Inc.* ................................        3,570         96,390
  Royal Dutch Petroleum Co. (N.Y.) .................       81,855      4,957,343

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Ryder System, Inc. ...............................        2,279   $     37,888
  Sabre Group Holdings, Inc. .......................        4,946        213,296
  Safeco Corp. .....................................        4,890        160,759
  Safeway, Inc.* ...................................       19,128      1,195,500
  Sanmina Corp.* ...................................        5,788        443,506
  Sapient Corp.* ...................................        4,631         55,283
  Sara Lee Corp. ...................................       31,828        781,775
  SBC Communications, Inc. .........................      129,216      6,170,064
  Schering-Plough Corp. ............................       55,811      3,167,274
  Schlumberger, Ltd. ...............................       21,800      1,742,638
  Scientific-Atlanta, Inc. .........................        6,101        198,664
  Sealed Air Corp.* ................................        3,207         97,814
  Sears Roebuck & Co. ..............................       12,757        443,306
  Sempra Energy ....................................        7,854        182,606
  Sherwin-Williams Co. .............................        6,129        161,269
  Siebel Systems, Inc.* ............................       16,397      1,108,847
  Sigma-Aldrich Corp. ..............................        2,947        115,854
  Snap-On, Inc. ....................................        2,272         63,332
  Solectron Corp.* .................................       24,334        824,923
  Southern Co. .....................................       25,800        857,850
  SouthTrust Corp. .................................        6,447        262,312
  Southwest Airlines Co. ...........................       19,158        642,368
  Sprint Corp. (FON Grp.) ..........................       33,820        686,969
  Sprint Corp. (PCS Grp.)* .........................       35,589        727,350
  St. Jude Medical, Inc.* ..........................        3,211        197,276
  St. Paul Companies, Inc. .........................        8,310        451,337
  Stanley Works ....................................        3,359        104,759
  Staples, Inc.* ...................................       17,359        205,053
  Starbucks Corp.* .................................        7,151        316,432
  Starwood Hotels & Resorts ........................        7,398        260,780
  State Street Corp. ...............................        6,163        765,506
  Stillwell Financial Inc. .........................        8,561        337,624
  Stryker Corp. ....................................        7,436        376,187
  Summit Bancorp ...................................        6,712        256,315
  Sun Microsystems, Inc.* ..........................      122,917      3,426,311
  Sunoco, Inc. .....................................        3,245        109,316
  Suntrust Banks, Inc. .............................       11,398        718,074
  Supervalu, Inc. ..................................        5,037         69,888
  Symbol Technologies, Inc. ........................        5,651        203,436
  Synovus Financial Corp. ..........................       10,818        291,410
  Sysco Corp. ......................................       25,532        765,960
  T. Rowe Price Group, Inc. ........................        4,633        195,817
  Target Corp. .....................................       34,192      1,102,692
  Tektronix, Inc.* .................................        3,698        124,576
  Tellabs, Inc.* ...................................       15,689        886,429
  Temple-Inland, Inc. ..............................        1,877        100,654
  Tenet Healthcare Corp. ...........................       12,104        537,872
  Teradyne, Inc.* ..................................        6,635        247,154
  Texaco, Inc. .....................................       21,000      1,304,625
  Texas Instruments, Inc. ..........................       66,061      3,129,640
  Textron, Inc. ....................................        5,528        257,052
  The CIT Group, Inc. ..............................       10,078        202,820
  Thermo Electron Corp.* ...........................        6,872        204,442
  Thomas & Betts Corp. .............................        2,241         36,276
  Tiffany & Co. ....................................        5,544        175,329
  Time Warner, Inc. ................................       50,589      2,642,769
  Timken Co. .......................................        2,338         35,362
  TJX Companies, Inc. ..............................       10,737        297,952
  Torchmark Corp. ..................................        4,912        188,805
  Tosco Corp. ......................................        5,538        187,946
  Toys R Us, Inc.* .................................        7,832        130,697
  Transocean Sedco Forex, Inc. .....................        8,064        370,944
  Tribune Co. ......................................       11,540        487,565
  Tricon Global Restaurants Inc.* ..................        5,651        186,483
  TRW, Inc. ........................................        4,707        182,396
  Tupperware Corp. .................................        2,237         45,719
  TXU Corp. ........................................        9,854        436,655
  Tyco International Ltd. ..........................       66,767      3,705,569
  U.S. Bancorp .....................................       28,752        839,199
  Unilever N.V .....................................       21,900      1,378,331
  Union Carbide Corp. ..............................        5,160        277,673
  Union Pacific Corp. ..............................        9,497        481,973
  Union Planters Corp. .............................        5,186        185,400
  Unisys Corp.* ....................................       11,945        174,696
  United Technologies Corp. ........................       17,898      1,407,230
  UnitedHealth Group Inc. ..........................       12,172        747,057
  Unocal Corp. .....................................        9,314        360,335
  UNUMProvident Corp. ..............................        9,221        247,814
  US Airways Group Inc.* ...........................        2,553        103,556
  USA Education Inc. ...............................        6,263        425,884
  UST, Inc. ........................................        6,215        174,408
  USX-Marathon Group ...............................       11,937        331,252
  USX-U.S. Steel Group .............................        3,429         61,722
  V F Corp. ........................................        4,376        158,586
  Veritas Software Corp.* ..........................       14,886      1,302,525
  Verizon Communications ...........................      103,034      5,164,579
  Viacom, Inc. Cl B* ...............................       57,757      2,700,140
  Visteon Corp. ....................................        4,979         57,259
  Vitesse Semiconductor Corp.* .....................        6,807        376,512
  Vulcan Materials Co. .............................        3,875        185,516
  Wachovia Corp. ...................................        7,757        450,876
  Walgreen Co. .....................................       38,611      1,614,422
  Wal-Mart Stores, Inc. ............................      170,508      9,058,238
  Washington Mutual, Inc. ..........................       20,601      1,093,141
  Waste Management, Inc. ...........................       23,803        660,533
  Watson Pharmaceuticals, Inc.* ....................        3,923        200,809
  Wellpoint Health Networks Inc.* ..................        2,378        274,065
  Wells Fargo & Company ............................       65,246      3,633,387
  Wendy's International, Inc. ......................        4,359        114,424
  Westvaco Corp. ...................................        3,889        113,510
  Weyerhaeuser Co. .................................        8,419        427,264
  Whirlpool Corp. ..................................        2,540        121,126
  Willamette Industries, Inc. ......................        4,247        199,344
  Williams Cos., Inc. ..............................       16,797        670,830
  Winn-Dixie Stores, Inc. ..........................        5,385        104,334
  WorldCom Inc.* ...................................      109,821      1,537,494
  Worthington Industries, Inc. .....................        3,304         26,639
  Wrigley (Wm.) Jr. Co. ............................        4,374        419,084
  Xcel Energy, Inc. ................................       12,954        376,476
  Xerox Corp. ......................................       25,514        118,002
  Xilinx, Inc.* ....................................       12,561        579,376
  Yahoo!, Inc.* ....................................       21,317        643,174
                                                                    ------------
TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $246,604,229) 56.0% .......................                $448,261,706
                                                                    ------------

----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                      Discount               Face
                                        Rate   Maturity     Amount          Value
                                      -------- --------    ---------     ------------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
     U.S. Treasury Bill(a) .........   5.98%    01/11/01   $ 1,300,000   $  1,297,372
                                                                         ------------
COMMERCIAL PAPER (0.9%)
     Bemis Co. .....................   6.40     01/02/01     4,325,000      4,322,693
     Dow Chemical Company ..........   6.00     01/02/01     3,000,000      2,998,500
                                                                         ------------
                                                                            7,321,193
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,618,565) 1.1% ...........................................      8,618,565
                                                                         ------------
TOTAL INDEXED ASSETS
   (Cost: $255,222,794) 57.1% ........................................   $456,880,271
                                                                         ------------

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                                        Expiration     Underlying Face  Unrealized
                                                           Date        Amount at Value  Gain/(Loss)
                                                        ----------     ---------------  ----------
PURCHASED
     26 S&P 500 Stock Index Futures Contracts            March 2001      $8,677,500     $116,856
                                                                         ==========     ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.4%)
  Lone Star Technologies, Inc.* ....................       27,620   $  1,063,370
  Sigma-Aldrich Corp. ..............................       20,880        820,845
  TETRA Tech, Inc.* ................................       45,490      1,449,994
                                                                    ------------
                                                                       3,334,209
                                                                    ------------
CONSUMER, CYCLICAL (3.5%)
  American Eagle Outfitters* .......................       32,700      1,381,575
  Barnes & Noble, Inc.* ............................       87,680      2,323,520
  Bed Bath & Beyond, Inc.* .........................       49,050      1,097,494
  California Pizza Kitchen Inc.* ...................       14,600        412,450
  Comcast Corp. Cl A* ..............................       27,100      1,131,425
  Corning, Inc. ....................................       11,930        630,053
  Harrah's Entertainment, Inc.* ....................      110,500      2,914,438
  J. Jill Group Inc.* ..............................       58,860        912,330
  Krispy Kreme Doughnuts Inc.* .....................        4,000        332,000
  Marriott International, Inc. .....................       29,330      1,239,193
  MGM Mirage .......................................       49,290      1,389,362
  Orient Express Hotels Ltd.* ......................       32,150        693,234
  Park Place Entertainment* ........................      110,380      1,317,661
  Pulte Corp. ......................................       20,900        881,719
  Reebok International Ltd.* .......................      183,670      5,021,538
  Scholastic Corp.* ................................       32,160      2,850,180
  Skywest, Inc. ....................................       14,000        402,500
  Starbucks Corp.* .................................       18,150        803,138
  Telewest Communications Plc ADR* .................       26,282        413,942
  The Cheesecake Factory, Inc.* ....................       31,500      1,208,813
  Toll Brothers, Inc.* .............................       22,000        899,250
                                                                    ------------
                                                                      28,255,815
                                                                    ------------
CONSUMER, NON-CYCLICAL (0.7%)
  Alberto-Culver Co. ...............................       36,470      1,561,372
  Kroger Co.* ......................................       54,070      1,463,269
  Safeway, Inc.* ...................................       15,160        947,500
  Whole Foods Market, Inc.* ........................       28,610      1,748,786
                                                                    ------------
                                                                       5,720,927
                                                                    ------------
ENERGY (2.6%)
  Core Laboratories N.V.* ..........................       13,370        365,168
  Cross Timbers Oil Co. ............................       26,250        728,438
  Exxon Mobil Corp. ................................       35,970      3,127,142
  Forest Oil Corp.* ................................        9,880        364,325
  Grant Prideco, Inc.* .............................       48,380      1,061,336
  Grey Wolf Inc.* ..................................      147,010        863,684
  HS Resources, Inc. ...............................       20,640        874,620
  Kinder Morgan, Inc. ..............................       35,750      1,865,703
  Midcoast Energy Res., Inc. .......................        9,740        212,454
  Mitchell Energy & Dev. Corp. .....................       12,300        753,375
  Murphy Oil Corp. .................................        9,960        601,958
  National-Oilwell Inc.* ...........................       37,970      1,468,964
  Ocean Energy, Inc. ...............................       42,950        746,256
  Patterson Energy, Inc.* ..........................       15,400        573,650
  Precision Drilling Corp.* ........................       13,740        516,109
  Pride International, Inc.* .......................       16,130        397,201
  Royal Dutch Petroleum Co. (N.Y) ..................       32,550      1,971,309
  Spinnaker Expl Co.* ..............................       15,250        648,125
  St. Mary Land & Exploration ......................       23,000        766,188
  Swift Enegry Co.* ................................       15,250        573,781
  UTI Energy Corp.* ................................       19,800        650,925
  Varco International, Inc.* .......................       16,170        351,698
  Veritas DGC, Inc.* ...............................        8,825        285,048
  Westport Resources Corp.* ........................       42,220        926,201
                                                                    ------------
                                                                      20,693,658
                                                                    ------------
FINANCIAL (10.9%)
  Affiliated Managers Group* .......................       14,400        790,200
  Allstate Corp. ...................................       39,000      1,698,938
  American General Corp. ...........................       16,620      1,354,530
  American Int'l. Group, Inc. ......................       40,762      4,017,605
  Annuity & Life Re Holdings .......................       41,095      1,312,472
  Arden Realty Group ...............................       29,430        739,429
  Astoria Financial Corp. ..........................       24,600      1,336,088
  Bank One Corp. ...................................       49,680      1,819,530
  Banknorth Group, Inc. ............................       85,520      1,705,055
  Berkley (W.R.) Corp. .............................       62,230      2,936,478
  Blackrock Inc.* ..................................       37,600      1,579,200
  Boston Private Finl. Holdings ....................      106,360      2,113,905
  Boston Properties ................................       48,040      2,089,740
  Citigroup, Inc. ..................................      107,867      5,507,959
  City National Corp. ..............................       42,660      1,655,741
  Cullen/Frost Bankers, Inc. .......................       60,270      2,520,039
  Federated Investors Inc. .........................       72,900      2,123,213
  Fifth Third Bancorp ..............................       47,570      2,842,308
  First Essex Bancorp Inc. .........................      101,325      2,032,833
  First Midwest Bancorp ............................       65,160      1,873,350
  Gallagher (Arthur J.) & Co. ......................       40,040      2,547,545
  Greater Bay Bankcorp .............................       12,500        512,500
  HCC Insurance Holdings, Inc. .....................       45,490      1,225,387
  Hilb, Rogal & Hamilton Co. .......................       42,150      1,680,731
  Investors Financial Services Corp. ...............       19,000      1,634,000
  Jefferson-Pilot Corp. ............................       23,120      1,728,220
  Kimco Realty Corp. ...............................       34,740      1,535,074
  Mellon Financial Corp. ...........................       36,410      1,790,917
  Mercantile Bankshares Corp. ......................       42,630      1,841,083
  MGIC Investment Corp. ............................       12,030        811,273
  Morgan Stanley Dean Witter .......................       46,500      3,685,125
  New York Community Bancorp, Inc. .................       13,710        503,843
  Partnerre Ltd. ...................................       35,100      2,141,100
  Progressive Corp. of Ohio ........................       16,410      1,700,486
  RenaissanceRe Holdings Ltd. ......................       14,120      1,105,773
  Richmond County Finl. Corp. ......................      101,070      2,640,454
  Safeco Corp. .....................................       57,550      1,891,956
  Silicon Valley Bancshares* .......................       16,970        586,526
  SL Green Realty Corp. ............................       64,790      1,814,120
  Southwest Bancorp of Texas* ......................       76,940      3,303,611
  Spieker Properties, Inc. .........................       35,660      1,787,458
  Sterling Bancshares, Inc. ........................      118,190      2,334,253
  Triad Guaranty* ..................................       42,150      1,396,219
  Washington Federal Inc. ..........................       66,750      1,898,203
  XL Capital Limited ...............................       38,220      3,339,473
                                                                    ------------
                                                                      87,483,943
                                                                    ------------
HEALTHCARE (5.3%)
  Advance PCS* .....................................       18,100        823,550
  Alza Corp.* ......................................       12,800        544,000
  American Home Products Corp. .....................       14,290        908,130
  Amerisource Health Corp. Cl A* ...................       51,000      2,575,500
  Apria Healthcare Group, Inc.* ....................       45,600      1,356,600
  Aurora Biosciences Corp.* ........................       21,900        688,481
  Avant Immunotherapeutics Inc.* ...................       14,700        101,063
  Bindley Western Industries Inc. ..................       46,100      1,916,031
  Cell Therapeutics Inc.* ..........................       13,300        599,331
  Davita Inc.* .....................................       84,460      1,446,378
  Dentsply International, Inc. .....................       22,620        885,008
  Enzon, Inc.* .....................................       20,800      1,290,900
  Express Scripts, Inc. Cl A* ......................       14,120      1,443,770
  Genzyme Corporation* .............................        2,249        202,269
  Health Management Associates* ....................       52,400      1,087,300
  Henry Schein, Inc.* ..............................       27,840        963,960
  IDEC Pharmaceuticals Corp.* ......................        4,200        796,163
  Impath Inc.* .....................................       17,000      1,130,500

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
ACTIVE ASSETS:
HEALTHCARE (CONTINUED)
  Inverness Med Technology Inc.* ...................       12,000   $    467,250
  Laboratory Corp. of America* .....................       25,670      4,517,920
  Lifepoint Hospitals Inc.* ........................       76,800      3,849,600
  Lilly (Eli) & Co. ................................       13,600      1,265,650
  Lincare Holdings, Inc.* ..........................       17,150        978,622
  Mid Atlantic Medical Svcs., Inc.* ................       40,000        792,500
  Minimed, Inc.* ...................................       19,900        836,423
  Myriad Genetics Inc.* ............................       12,600      1,042,650
  NPS Pharmaceuticals Inc.* ........................       12,700        609,600
  Orthodontic Centers of America* ..................       34,370      1,074,063
  Oxford Health Plans, Inc.* .......................       67,000      2,646,500
  Pharmacopeia Inc.* ...............................        5,000        109,063
  Province Healthcare Co.* .........................       49,790      1,960,481
  Rehabcare Group Inc.* ............................       14,946        767,851
  Triad Hospitals, Inc.* ...........................       41,410      1,348,413
  Wellpoint Health Networks Inc.* ..................       15,540      1,790,985
                                                                    ------------
                                                                      42,816,505
                                                                    ------------
INDUSTRIAL (6.3%)
  Alabany Molecular Research Inc.* .................        9,800        603,925
  Ameren Corp. .....................................       13,170        609,936
  Arnold Industries, Inc. ..........................       44,370        798,660
  BISYS Group, Inc.* ...............................       26,600      1,386,525
  C.H. Robinson Worldwide, Inc. ....................       27,720        871,448
  Cal Dive International, Inc.* ....................       49,940      1,329,653
  Cintas Corp. .....................................       25,110      1,335,538
  Computer Sciences Corp.* .........................       11,310        680,014
  Concord Camera Corp.* ............................       32,678        539,187
  Corporate Executive Board Co.* ...................       21,485        854,364
  D.R. Horton, Inc. ................................       37,500        916,406
  Documentum, Inc.* ................................       24,160      1,200,450
  DuPont Photomasks, Inc.* .........................        6,207        328,001
  EGL Inc.* ........................................        7,500        179,531
  Engelhard Corp. ..................................       39,770        810,314
  Exar Corp.* ......................................        6,000        185,906
  Expeditors Int'l Wash., Inc. .....................       32,020      1,719,074
  FactSet Research Systems, Inc. ...................       43,948      1,629,152
  FedEx Corp.* .....................................       25,480      1,018,181
  Flextronics International Ltd.* ..................       35,600      1,014,600
  Forward Air Corporation* .........................       42,648      1,591,304
  Foundry Networks* ................................      210,000      3,150,000
  FuelCell Energy Inc.* ............................        8,370        573,868
  Goodrich (B.F.) Co. ..............................       34,090      1,240,024
  Heartland Express Inc.* ..........................       38,030        867,559
  Henry (Jack) & Associates ........................       14,170        880,311
  Hexcel Corp.* ....................................       80,230        717,056
  Integrated Circuit Systems Inc.* .................       43,900        727,094
  Juniper Networks Inc.* ...........................       30,800      3,882,725
  Keithley Instruments Inc. ........................       10,750        462,922
  Mettler-Toledo International* ....................        8,800        478,500
  Newport Corp. ....................................       24,050      1,890,556
  Oak Technology, Inc.* ............................       14,000        121,625
  Omi Corp.* .......................................      211,870      1,363,913
  Pactiv Corp.* ....................................       67,000        829,125
  Plantronics Inc.* ................................       12,300        578,100
  Proxim, Inc.* ....................................        8,600        369,800
  Research In Motion Ltd.* .........................       16,300      1,304,000
  Shaw Group Inc.* .................................       44,500      2,225,000
  SMTC Corporation* ................................       19,000        258,875
  Specialty Laboratories* ..........................       34,050      1,127,906
  Teekay Shipping Corp. ............................       35,350      1,343,300
  Tyco International Ltd. ..........................       28,960      1,607,280
  Unilever N.V. (N.Y) ..............................       23,370      1,470,849
  United Parcel Service Cl B .......................       34,680      2,039,618
  United Technologies Corp. ........................       18,730      1,472,646
                                                                    ------------
                                                                      50,584,821
                                                                    ------------
TECHNOLOGY (8.5%)
  3Com Corp.* ......................................      105,190        894,115
  Actel Corp.* .....................................        5,000        120,938
  Actuate Corporation* .............................       37,600        719,100
  Adaptec, Inc.* ...................................      109,010      1,117,353
  Applied Materials, Inc.* .........................       91,400      3,490,338
  Applied Micro Circuits, Corp.* ...................       13,500      1,013,133
  Artesyn Technologies Inc.* .......................       26,900        427,038
  Aspen Technology, Inc.* ..........................       24,300        807,975
  Atmel Corp.* .....................................      217,400      2,527,275
  Aviron* ..........................................        9,270        619,352
  Avocent Corp.* ...................................       17,100        461,700
  Brocade Communication Sys.* ......................       28,000      2,570,750
  Ciena Corp.* .....................................       79,000      6,428,625
  Cisco Systems, Inc.* .............................      270,000     10,327,500
  Computer Network Tech. Corp.* ....................       15,785        454,805
  Comverse Technology Inc.* ........................        8,450        917,881
  Cytyc Corp.* .....................................        8,900        556,806
  DDI Corp.* .......................................       23,800        648,550
  Digital Lightwave, Inc.* .........................       11,050        350,147
  Elantec Semiconductor Inc.* ......................       12,800        355,200
  EMC Corp.* .......................................       35,000      2,327,500
  Evolve Software Inc.* ............................        4,300         20,963
  Exult Inc.* ......................................       60,600        802,950
  Herley Industries Inc.* ..........................       17,330        288,111
  Information Corp.* ...............................       27,700      1,095,881
  Informax Inc.* ...................................       15,635        162,213
  Intel Corp. ......................................      140,900      4,262,225
  Interwoven Inc.* .................................       16,000      1,055,000
  Intuit, Inc.* ....................................       16,410        647,169
  Investment Technology Grp., Inc.* ................       12,800        534,400
  JDS Uniphase Corp.* ..............................       65,000      2,709,688
  Linear Technology Corp. ..........................       98,850      4,571,813
  Manugistics Group, Inc.* .........................       12,800        729,600
  Maxim Integrated Products, Inc.* .................       91,400      4,370,063
  Micromuse, Inc.* .................................       20,000      1,207,188
  Microsoft Corp.* .................................       16,100        700,334
  Microtune Inc.* ..................................       24,950        413,234
  MRV Communications Inc.* .........................       33,400        446,725
  Netegrity Inc.* ..................................       11,700        636,188
  Plexus Corp.* ....................................       24,400        741,531
  Speechworks Intl. Inc.* ..........................       15,800        775,188
  Sun Microsystems, Inc.* ..........................       40,300      1,123,363
  Sungard Data Sys. Inc.* ..........................       29,010      1,367,096
  Telecommunications Systems Inc.* .................       12,800         43,200
  Varian Semiconductor Equip.* .....................        8,450        200,688
  Xilinx, Inc.* ....................................       48,200      2,223,225
                                                                    ------------
                                                                      68,264,117
                                                                    ------------
TELECOMMUNICATIONS (0.7%)
  Qualcomm, Inc.* ..................................        8,450        694,484
  SBC Communications, Inc. .........................       68,380      3,265,145
  Verizon Communications ...........................       28,960      1,451,620
                                                                    ------------
                                                                       5,411,249
                                                                    ------------
UTILITIES (0.2%)
  NSTAR ............................................       13,525        579,884
  Public Svc. Enterprise Group .....................       15,540        755,633
                                                                    ------------
                                                                       1,335,517
                                                                    ------------
TOTAL ACTIVE ASSETS--COMMON STOCKS
  (Cost: $265,780,256) 39.1% .......................                 313,900,761
                                                                    ------------
----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                       Rate     Maturity      Amount         Value
                                      -------   --------   -----------    ------------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.8%)
   AEP Credit Inc. ..................  6.60%    01/05/01   $ 1,000,000   $    998,897
   Bemis Co. ........................  6.40     01/02/01    13,670,000     13,662,708
   Con Edison .......................  6.65     01/02/01     1,200,000      1,199,335
   Countrywide Funding Corp. ........  6.56     01/08/01     3,000,000      2,995,072
   Ford Motor Credit Puerto Rico ....  6.53     01/02/01     1,636,000      1,635,109
   General Reinsurance ..............  6.51     01/05/01     3,000,000      2,996,740
   Montauk Funding ..................  6.60     01/12/01     3,000,000      2,992,839
   Verizon Network Funding ..........  6.55     01/03/01     3,705,000      3,702,302
                                                                         ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
   (Cost: $30,183,002) 3.8% ..........................................     30,183,002
                                                                         ------------
TOTAL ACTIVE ASSETS
   (Cost: $295,963,258) 42.9% ........................................    344,083,763
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $551,186,052) 100.0% .......................................   $800,964,034
                                                                         ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS:
  Abbott Laboratories ..............................       64,794   $  3,138,459
  Adaptec, Inc.* ...................................        4,141         42,445
  ADC Telecommunications, Inc.* ....................       32,405        587,341
  Adobe Systems, Inc. ..............................       10,064        585,599
  Advanced Micro Devices, Inc.* ....................       13,129        181,344
  AES Corp.* .......................................       19,178      1,061,982
  Aetna Inc.* ......................................        5,941        243,952
  Aflac, Inc. ......................................       11,177        806,840
  Agilent Technologies, Inc.* ......................       18,972      1,038,717
  Air Products & Chemicals, Inc. ...................        9,629        394,789
  Alberto-Culver Co. ...............................        2,400        102,750
  Albertson's, Inc. ................................       17,637        467,381
  Alcan Aluminum Ltd. ..............................       13,539        462,865
  ALCOA, Inc. ......................................       36,332      1,217,122
  Allegheny Energy, Inc. ...........................        4,690        225,999
  Allegheny Technologies, Inc. .....................        3,367         53,451
  Allergan, Inc. ...................................        5,454        528,015
  Allied Waste Industries, Inc.* ...................        8,215        119,631
  Allstate Corp. ...................................       30,634      1,334,494
  Alltel Corp. .....................................       13,097        817,744
  Altera Corp.* ....................................       16,606        436,945
  Alza Corp.* ......................................        9,915        421,388
  Ambac Financial Group, Inc. ......................        4,455        259,782
  Amerada Hess Corp. ...............................        3,783        276,395
  Ameren Corp. .....................................        5,800        268,613
  America Online, Inc. .............................       97,854      3,405,319
  American Electric Power, Inc. ....................       13,489        627,239
  American Express Co. .............................       55,713      3,060,733
  American General Corp. ...........................       10,600        863,900
  American Greetings Corp. Cl A ....................        2,674         25,236
  American Home Products Corp. .....................       54,899      3,488,831
  American Int'l. Group, Inc. ......................       97,509      9,610,731
  American Power Conversion* .......................        8,108        100,337
  Amgen, Inc.* .....................................       43,205      2,762,420
  AMR Corp.* .......................................        6,316        247,508
  Amsouth Bancorporation ...........................       15,810        241,103
  Anadarko Petroleum Corp. .........................       10,422        740,796
  Analog Devices, Inc.* ............................       14,980        766,789
  Andrew Corp.* ....................................        3,357         73,015
  Anheuser-Busch Cos., Inc. ........................       37,787      1,719,309
  Aon Corp. ........................................       10,767        368,770
  Apache Corp. .....................................        5,118        358,580
  Apple Computer, Inc.* ............................       13,650        203,044
  Applera Corp.--Applied Biosys Grp ................        8,729        821,072
  Applied Materials, Inc.* .........................       33,911      1,294,976
  Applied Micro Circuits, Corp.* ...................       12,400        930,582
  Archer-Daniels-Midland Co. .......................       26,597        398,955
  Ashland, Inc. ....................................        2,925        104,978
  AT&T Corp. .......................................      157,231      2,722,062
  Autodesk, Inc. ...................................        2,500         67,344
  Automatic Data Processing, Inc. ..................       26,374      1,669,804
  AutoZone, Inc.* ..................................        5,351        152,504
  Avaya Inc.* ......................................       11,701        120,667
  Avery Dennison Corp. .............................        4,707        258,297
  Avon Products, Inc. ..............................        9,977        477,649
  Baker Hughes, Inc. ...............................       13,857        575,932
  Ball Corp. .......................................        1,184         54,538
  Bank of America Corp. ............................       68,178      3,127,666
  Bank of New York Co., Inc. .......................       31,009      1,711,309
  Bank One Corp. ...................................       48,520      1,777,045
  Bard (C.R.), Inc. ................................        2,164        100,761
  Barrick Gold Corp. ...............................       16,653        272,776
  Bausch & Lomb, Inc. ..............................        2,276         92,036
  Baxter International, Inc. .......................       12,241      1,081,033
  BB & T Corp. .....................................       16,613        619,873
  Bear Stearns Cos., Inc. ..........................        4,503        228,246
  Becton Dickinson & Co. ...........................       10,620        367,718
  Bed Bath & Beyond, Inc.* .........................       11,826        264,607
  BellSouth Corp. ..................................       78,254      3,203,523
  Bemis Co. ........................................        2,278         76,455
  Best Buy Co., Inc.* ..............................        8,696        257,076
  Biogen, Inc.* ....................................        6,264        376,232
  Biomet, Inc. .....................................        7,506        297,894
  Black & Decker Corp. .............................        3,405        133,646
  Block (H. & R.), Inc. ............................        3,854        159,459
  BMC Software, Inc.* ..............................       10,265        143,710
  Boeing Co. .......................................       37,217      2,456,322
  Boise Cascade Corp. ..............................        2,457         82,617
  Boston Scientific Corp.* .........................       16,978        232,386
  Briggs & Stratton Corp. ..........................          957         42,467
  Bristol-Myers Squibb Co. .........................       81,910      6,056,221
  Broadcom Corp. Cl A* .............................        9,853        832,579
  Broadvision Inc.* ................................       11,240        132,773
  Brown-Forman Corp. Cl B ..........................        2,846        189,259
  Brunswick Corp. ..................................        3,667         60,276
  Burlington Northern Santa Fe .....................       16,538        468,232
  Burlington Resources, Inc. .......................        9,028        455,914
  Cabletron Systems, Inc.* .........................        7,712        116,162
  Calpine Corp.* ...................................       11,803        531,873
  Campbell Soup Co. ................................       17,641        610,820
  Capital One Financial Corp. ......................        8,194        539,268
  Cardinal Health, Inc. ............................       11,600      1,155,650
  Carnival Corp. ...................................       24,484        754,413
  Caterpillar, Inc. ................................       14,484        685,274
  Cendant Corp.* ...................................       30,455        293,129
  Centex Corp. .....................................        2,549         95,747
  CenturyTel, Inc. .................................        5,906        211,140
  Ceridian Corp.* ..................................        6,119        121,998
  Charles Schwab Corp. .............................       57,942      1,644,104
  Charter One Financial, Inc. ......................        8,781        253,541
  Chase Manhattan Corp. ............................       54,865      2,492,928
  Chevron Corp. ....................................       26,886      2,270,187
  Chiron Corp.* ....................................        8,022        356,979
  Chubb Corp. ......................................        7,398        639,927
  CIGNA Corp. ......................................        6,430        850,689
  Cincinnati Financial Corp. .......................        6,792        268,709
  CINergy Corp. ....................................        6,735        236,567
  Circuit City Group, Inc. .........................        8,516         97,934
  Cisco Systems, Inc.* .............................      301,489     11,531,954
  Citigroup, Inc. ..................................      210,575     10,752,486
  Citrix Systems, Inc.* ............................        7,735        174,038
  Clear Channel Communications* ....................       24,558      1,189,528
  Clorox Co. .......................................        9,861        350,066
  CMS Energy Corp. .................................        5,069        160,624
  Coastal Corp. ....................................        8,986        793,576
  Coca-Cola Co. ....................................      103,924      6,332,869
  Coca-Cola Enterprises, Inc. ......................       17,589        334,191
  Colgate-Palmolive Co. ............................       24,063      1,553,267
  Comcast Corp. Cl A* ..............................       37,819      1,578,943
  Comerica, Inc. ...................................        6,626        393,419
  Compaq Computer Corp. ............................       71,213      1,071,756
  Computer Associates Intl., Inc. ..................       24,321        474,260
  Computer Sciences Corp.* .........................        7,072        425,204
  Compuware Corp.* .................................       15,304         95,650
  Comverse Technology Inc.* ........................        6,897        749,187
  ConAgra Foods Inc. ...............................       22,437        583,362
  Conexant Systems, Inc.* ..........................        9,543        146,724
  Conoco, Inc. .....................................       26,133        756,224
  Conseco, Inc. ....................................       13,611        179,495
  Consolidated Edison, Inc. ........................        8,885        342,073
  Consolidated Stores Corp.* .......................        4,661         49,523
  Constellation Energy Group .......................        6,331        285,291

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Convergys Corp.* .................................        6,472   $    293,263
  Cooper Industries, Inc. ..........................        3,894        178,881
  Cooper Tire & Rubber Co. .........................        3,064         32,555
  Coors (Adolph) Co. Cl B ..........................        1,585        127,295
  Corning, Inc. ....................................       38,525      2,034,602
  Costco Wholesale Corp.* ..........................       18,748        748,748
  Countrywide Credit Industries ....................        4,767        239,542
  Crane Co. ........................................        2,596         73,824
  CSX Corp. ........................................        9,189        238,340
  Cummins Engine Co., Inc. .........................        1,780         67,529
  CVS Corp. ........................................       16,424        984,414
  Dana Corp. .......................................        6,284         96,224
  Danaher Corp. ....................................        5,973        408,404
  Darden Restaurants, Inc. .........................        5,003        114,444
  Deere & Co. ......................................        9,848        451,162
  Dell Computer Corp.* .............................      108,366      1,889,632
  Delphi Automotive Systems Corp. ..................       23,446        263,768
  Delta Air Lines, Inc. ............................        5,150        258,466
  Deluxe Corp. .....................................        3,001         75,835
  Devon Energy Corp. ...............................        5,330        324,970
  Dillard's Inc. Cl A ..............................        3,912         46,211
  Disney (Walt) Co. ................................       87,350      2,527,691
  Dollar General Corp. .............................       13,805        260,569
  Dominion Resources, Inc. .........................       10,001        670,067
  Donnelley (R.R.) & Sons Co. ......................        5,125        138,375
  Dover Corp. ......................................        8,501        344,822
  Dow Chemical Co. .................................       28,375      1,039,234
  Dow Jones & Co., Inc. ............................        3,701        209,569
  DTE Energy Co. ...................................        6,015        234,209
  Du Pont (E.I.) de Nemours & Co. ..................       43,785      2,115,363
  Duke Energy Corp. ................................       15,449      1,317,027
  Dynergy, Inc. ....................................       13,537        758,918
  Eastman Chemical Co. .............................        3,188        155,415
  Eastman Kodak Co. ................................       12,574        495,101
  Eaton Corp. ......................................        3,017        226,841
  Ecolab, Inc. .....................................        5,321        229,801
  Edison International* ............................       13,633        213,016
  El Paso Energy Corp. .............................        9,712        695,622
  Electronic Data Systems Corp. ....................       19,565      1,129,879
  EMC Corp.* .......................................       91,656      6,095,116
  Emerson Electric Co. .............................       17,989      1,417,758
  Engelhard Corp. ..................................        5,371        109,434
  Enron Corp. ......................................       31,273      2,599,568
  Entergy Corp. ....................................        9,332        394,860
  EOG Resources, Inc. ..............................        4,880        266,875
  Equifax, Inc. ....................................        5,983        171,637
  Exelon Corp.* ....................................       13,339        936,531
  Exxon Mobil Corp. ................................      145,618     12,659,665
  Fannie Mae .......................................       42,199      3,660,763
  Federated Department Stores* .....................        8,458        296,030
  FedEx Corp.* .....................................       11,983        478,841
  Fifth Third Bancorp ..............................       19,349      1,156,103
  First Data Corp. .................................       16,548        871,873
  First Union Corp. ................................       41,036      1,141,314
  Firstar Corp. ....................................       39,800        925,345
  FirstEnergy Corp. ................................        9,445        298,108
  FleetBoston Financial Corp. ......................       37,923      1,424,483
  Flour Corp.* .....................................        3,166        104,676
  FMC Corp.* .......................................        1,315         94,269
  Ford Motor Co. ...................................       78,511      1,840,102
  Forest Laboratories, Inc.* .......................        3,675        488,316
  Fortune Brands, Inc. .............................        6,480        194,400
  FPL Group, Inc. ..................................        7,410        531,668
  Franklin Resources, Inc. .........................       10,239        390,106
  Freddie Mac ......................................       29,194      2,010,737
  Freeport-McMoran Copper Cl B* ....................        6,220         53,259
  Gannett Co., Inc. ................................       11,074        698,354
  Gap, Inc. ........................................       35,653        909,152
  Gateway, Inc.* ...................................       13,492        242,721
  General Dynamics Corp. ...........................        8,286        646,308
  General Electric Co. .............................      415,081     19,897,945
  General Mills, Inc. ..............................       11,838        527,531
  General Motors Corp. .............................       23,666      1,205,487
  Genuine Parts Co. ................................        7,250        189,859
  Georgia-Pacific Group ............................        9,489        295,345
  Gillette Co. .....................................       44,123      1,593,943
  Global Crossing Ltd.* ............................       37,100        530,994
  Golden West Financial Corp. ......................        6,676        450,630
  Goodrich (B.F.) Co. ..............................        4,251        154,630
  Goodyear Tire & Rubber Co. .......................        6,624        152,286
  GPU, Inc. ........................................        5,101        187,781
  Grainger (W.W.), Inc. ............................        3,917        142,971
  Great Lakes Chemical Corp. .......................        2,103         78,205
  Guidant Corp.* ...................................       12,936        697,736
  Halliburton Co. ..................................       18,626        675,193
  Harcourt General, Inc. ...........................        3,064        175,261
  Harley-Davidson, Inc. ............................       12,694        504,587
  Harrah's Entertainment, Inc.* ....................        4,889        128,947
  Hartford Financial Svs Gp., Inc. .................        9,392        663,310
  Hasbro, Inc. .....................................        7,278         77,329
  HCA-- The Healthcare Company .....................       23,142      1,018,479
  HealthSouth Corp.* ...............................       16,192        264,132
  Heinz (H.J.) Co. .................................       14,558        690,595
  Hercules, Inc.* ..................................        4,471         85,228
  Hershey Food Corp. ...............................        5,779        372,023
  Hewlett-Packard Co. ..............................       82,833      2,614,417
  Hilton Hotels Corp. ..............................       15,459        162,320
  Home Depot, Inc. .................................       97,014      4,432,327
  Homestake Mining Co. .............................       10,992         46,029
  Honeywell International, Inc. ....................       33,407      1,580,569
  Household International, Inc. ....................       19,724      1,084,820
  Humana, Inc.* ....................................        6,998        106,720
  Huntington Bancshares, Inc. ......................       10,548        170,746
  Illinois Tool Works, Inc. ........................       12,720        757,635
  IMS Health, Inc. .................................       12,301        332,127
  Inco Ltd.* .......................................        7,688        128,851
  Ingersoll Rand Co. ...............................        6,724        281,568
  Intel Corp. ......................................      281,920      8,528,080
  International Paper Co. ..........................       20,165        822,984
  Interpublic Group of Cos., Inc. ..................       12,862        547,439
  Intl. Business Machines Corp. ....................       73,491      6,246,735
  Intl. Flavors & Fragrances .......................        4,172         84,744
  Intuit, Inc.* ....................................        8,640        340,740
  ITT Industries, Inc. .............................        3,681        142,639
  JDS Uniphase Corp.* ..............................       40,279      1,679,131
  Jefferson-Pilot Corp. ............................        4,319        322,845
  Johnson & Johnson ................................       58,228      6,117,579
  Johnson Controls, Inc. ...........................        3,569        185,588
  Kaufman & Broad Home Corp.* ......................        1,796         60,503
  Kellogg Co. ......................................       17,083        448,429
  Kerr-McGee Corp. .................................        3,940        263,734
  KeyCorp ..........................................       17,838        499,464
  Keyspan Corporation ..............................        5,640        238,995
  Kimberly Clark Corp. .............................       22,366      1,581,053
  Kinder Morgan, Inc. ..............................        4,870        254,153
  King Pharmaceuticals Inc.* .......................        7,045        364,138
  KLA Tencor Corp.* ................................        7,771        261,786
  Kmart Corp.* .....................................       20,216        107,398
  Knight-Ridder, Inc. ..............................        3,073        174,777
  Kohl's Corp.* ....................................       13,798        841,678
  Kroger Co.* ......................................       34,477        933,034
  Legget & Platt ...................................        8,241        156,064

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Lehman Brothers Holdings, Inc. ...................        9,991   $    675,641
  Lexmark Int'l, Inc.* .............................        5,326        236,008
  Lilly (Eli) & Co. ................................       47,222      4,394,597
  Limited, Inc. ....................................       17,827        304,173
  Lincoln National Corp. ...........................        8,018        379,352
  Linear Technology Corp. ..........................       13,267        613,599
  Liz Claiborne, Inc. ..............................        2,171         90,368
  Lockheed Martin Corp. ............................       18,043        612,560
  Loews Corp. ......................................        4,127        427,402
  Longs Drug Stores Corp. ..........................        1,566         37,780
  Louisiana-Pacific Corp. ..........................        4,366         44,206
  Lowe's Companies, Inc. ...........................       16,086        715,827
  LSI Logic Corp.* .................................       13,375        228,579
  Lucent Technologies ..............................      139,893      1,888,556
  Manor Care, Inc.* ................................        4,333         89,368
  Marriott International, Inc. .....................       10,071        425,500
  Marsh & McLennan Cos., Inc. ......................       11,523      1,348,191
  Masco Corp. ......................................       18,695        480,228
  Massey Energy Co. ................................        3,166         40,367
  Mattel, Inc. .....................................       17,944        259,111
  Maxim Integrated Products, Inc.* .................       11,909        569,399
  May Department Stores Co. ........................       12,534        410,489
  Maytag Corp. .....................................        3,260        105,339
  MBIA, Inc. .......................................        4,117        305,173
  MBNA Corp. .......................................       35,681      1,317,967
  McDermott International, Inc.* ...................        2,561         27,531
  McDonald's Corp. .................................       54,931      1,867,654
  McGraw-Hill Cos., Inc. ...........................        8,138        477,090
  McKesson HBOC, Inc. ..............................       11,910        427,450
  Mead Corp. .......................................        4,215        132,246
  Medimmune, Inc.* .................................        8,744        416,980
  Medtronic, Inc. ..................................       50,297      3,036,681
  Mellon Financial Corp. ...........................       20,476      1,007,163
  Merck & Co., Inc. ................................       96,604      9,044,550
  Mercury Interactive Corp.* .......................        3,316        299,269
  Meredith Corp. ...................................        2,172         69,911
  Merrill Lynch & Co., Inc. ........................       33,935      2,313,943
  MetLife Inc. .....................................       32,027      1,120,945
  MGIC Investment Corp. ............................        4,446        299,827
  Micron Technology, Inc.* .........................       23,764        843,622
  Microsoft Corp.* .................................      223,372      9,716,637
  Millipore Corp. ..................................        1,975        124,425
  Minnesota Mining & Mfg. Co. ......................       16,523      1,991,022
  Molex Inc., Cl A .................................        8,226        292,023
  Moody's Corp. ....................................        6,818        175,137
  Morgan (J.P.) & Co., Inc. ........................        6,701      1,109,016
  Morgan Stanley Dean Witter .......................       46,947      3,720,550
  Motorola, Inc. ...................................       91,453      1,851,923
  Nabors Industries, Inc.* .........................        6,150        363,773
  National City Corp. ..............................       25,482        732,608
  National Semiconductor Corp.* ....................        7,467        150,273
  National Service Industries ......................        1,750         44,953
  Navistar International Corp.* ....................        2,533         66,333
  NCR Corp.* .......................................        3,979        195,468
  Network Appliance, Inc.* .........................       13,239        850,399
  New York Times Co. Cl A ..........................        6,813        272,946
  Newell Rubbermaid, Inc. ..........................       11,223        255,323
  Newmont Mining Corp. .............................        7,108        121,280
  Nextel Communications, Inc.* .....................       31,902        789,575
  Niagara Mohawk Holdings, Inc.* ...................        6,760        112,808
  Nicor, Inc. ......................................        1,992         86,030
  NIKE, Inc. Cl B ..................................       11,336        632,691
  NiSource, Inc. ...................................        8,563        263,312
  Nordstrom, Inc. ..................................        5,469         99,467
  Norfolk Southern Corp. ...........................       16,064        213,852
  Nortel Networks Corp. Holding ....................      129,752      4,160,174
  Northern Trust Corp. .............................        9,328        760,815
  Northrop Grumman Corp. ...........................        3,008        249,664
  Novell, Inc.* ....................................       13,749         71,753
  Novellus Systems, Inc.* ..........................        5,499        197,620
  Nucor Corp. ......................................        3,262        129,461
  Occidental Petroleum Corp. .......................       15,506        376,021
  Office Depot, Inc.* ..............................       12,481         88,927
  Old Kent Financial Corp. .........................        5,786        253,138
  Omnicom Group, Inc. ..............................        7,514        622,723
  Oneok, Inc. ......................................        1,252         60,253
  Oracle Corp.* ....................................      234,478      6,814,517
  PACCAR, Inc. .....................................        3,181        156,664
  Pactiv Corp.* ....................................        6,619         81,910
  Pall Corp. .......................................        5,241        111,699
  Palm, Inc.* ......................................       23,660        669,874
  Parametric Technology Corp.* .....................       11,444        153,779
  Parker Hannifin Corp. ............................        4,878        215,242
  Paychex, Inc. ....................................       15,604        758,745
  Penney (J.C.) Co., Inc. ..........................       10,991        119,527
  Peoples Energy Corp. .............................        1,526         68,289
  Peoplesoft, Inc.* ................................       11,957        444,651
  PepsiCo, Inc. ....................................       60,559      3,001,455
  Perkin Elmer, Inc. ...............................        2,107        221,235
  Pfizer, Inc. .....................................      264,286     12,157,168
  PG & E Corp.* ....................................       16,210        324,200
  Pharmacia Corp. ..................................       54,024      3,295,464
  Phelps Dodge Corp. ...............................        3,275        182,787
  Phillip Morris Cos., Inc. ........................       93,144      4,098,336
  Phillips Petroleum Co. ...........................       10,692        608,108
  Pinnacle West Capital Corp. ......................        3,545        168,831
  Pitney Bowes, Inc. ...............................       10,562        349,866
  Placer Dome, Inc. ................................       13,700        131,863
  PNC Financial Services Group .....................       12,106        884,495
  Potlatch Corp. ...................................        1,246         41,819
  Power-One, Inc.* .................................        3,288        129,260
  PPG Industries, Inc. .............................        7,069        327,383
  PPL Corporation ..................................        6,079        274,695
  Praxair, Inc. ....................................        6,658        295,449
  Proctor & Gamble Co. .............................       54,615      4,283,864
  Progress Energy, Inc. ............................        8,608        423,406
  Progressive Corp. of Ohio ........................        3,031        314,087
  Providian Financial Corp. ........................       12,008        690,460
  Public Svc. Enterprise Group .....................        8,969        436,118
  Pulte Corp. ......................................        1,766         74,503
  QlLogic Corporation* .............................        3,834        295,218
  Quaker Oats Co. ..................................        5,511        536,634
  Qualcomm, Inc.* ..................................       31,262      2,569,346
  Quintiles Transnational Corp.* ...................        4,843        101,400
  Qwest Communications Intl.* ......................       69,374      2,844,334
  Radioshack Corp. .................................        7,801        333,980
  Ralston Purina Co. ...............................       12,918        337,483
  Raytheon Co. .....................................       14,251        442,672
  Reebok International Ltd.* .......................        2,418         66,108
  Regions Financial Corp. ..........................        9,257        252,832
  Reliant Energy, Inc. .............................       12,371        535,819
  Robert Half Intl., Inc.* .........................        7,495        198,618
  Rockwell Intl., Corp. ............................        7,716        367,475
  Rohm Haas Co. ....................................        9,123        331,279
  Rowan Cos., Inc.* ................................        3,924        105,948
  Royal Dutch Petroleum Co. (N.Y) ..................       89,825      5,440,027
  Ryder System, Inc. ...............................        2,550         42,394
  Sabre Group Holdings, Inc. .......................        5,469        235,851
  Safeco Corp. .....................................        5,371        176,572
  Safeway, Inc.* ...................................       20,991      1,311,938
  Sanmina Corp.* ...................................        6,374        488,408
  Sapient Corp. ....................................        5,082         60,666

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Sara Lee Corp. ...................................       34,927   $    857,894
  SBC Communications, Inc. .........................      141,797      6,770,807
  Schering-Plough Corp. ............................       61,245      3,475,654
  Schlumberger, Ltd. ...............................       23,890      1,909,707
  Scientific-Atlanta, Inc. .........................        6,727        219,048
  Sealed Air Corp.* ................................        3,492        106,506
  Sears Roebuck & Co. ..............................       13,999        486,465
  Sempra Energy ....................................        8,588        199,671
  Sherwin-Williams Co. .............................        6,726        176,978
  Siebel Systems, Inc.* ............................       17,994      1,216,844
  Sigma-Aldrich Corp. ..............................        3,235        127,176
  Snap-On, Inc. ....................................        2,517         70,161
  Solectron Corp.* .................................       26,703        905,232
  Southern Co. .....................................       28,313        941,407
  SouthTrust Corp. .................................        7,116        289,532
  Southwest Airlines Co. ...........................       21,023        704,901
  Sprint Corp. (FON Grp.) ..........................       37,133        754,264
  Sprint Corp. (PCS Grp.)* .........................       39,054        798,166
  St. Jude Medical, Inc.* ..........................        3,494        214,663
  St. Paul Companies, Inc. .........................        9,119        495,276
  Stanley Works ....................................        3,657        114,053
  Staples, Inc.* ...................................       19,019        224,662
  Starbucks Corp.* .................................        7,800        345,150
  Starwood Hotels & Resorts ........................        8,120        286,230
  State Street Corp. ...............................        6,795        844,007
  Stillwell Financial Inc. .........................        9,353        368,859
  Stryker Corp. ....................................        8,160        412,814
  Summit Bancorp ...................................        7,302        278,845
  Sun Microsystems, Inc.* ..........................      134,885      3,759,919
  Sunoco, Inc. .....................................        3,561        119,961
  Suntrust Banks, Inc. .............................       12,408        781,704
  Supervalu, Inc. ..................................        5,536         76,812
  Symbol Technologies, Inc. ........................        6,200        223,200
  Synovus Financial Corp. ..........................       11,903        320,637
  Sysco Corp. ......................................       27,962        838,860
  T. Rowe Price Group, Inc. ........................        5,076        214,540
  Target Corp. .....................................       37,522      1,210,085
  Tektronix, Inc.* .................................        3,963        133,504
  Tellabs, Inc.* ...................................       17,251        974,682
  Temple-Inland, Inc. ..............................        2,060        110,468
  Tenet Healthcare Corp. ...........................       13,282        590,219
  Teradyne, Inc.* ..................................        7,324        272,819
  Texaco, Inc. .....................................       23,046      1,431,733
  Texas Instruments, Inc. ..........................       72,502      3,434,782
  Textron, Inc. ....................................        5,959        277,094
  The CIT Group, Inc. ..............................       11,070        222,784
  Thermo Electron Corp.* ...........................        7,541        224,345
  Thomas & Betts Corp. .............................        2,486         40,242
  Tiffany & Co. ....................................        6,105        193,071
  Time Warner, Inc. ................................       55,610      2,905,066
  Timken Co. .......................................        2,514         38,024
  TJX Companies, Inc. ..............................       11,783        326,978
  Torchmark Corp. ..................................        5,289        203,296
  Tosco Corp. ......................................        6,089        206,645
  Toys R Us, Inc.* .................................        8,558        142,812
  Transocean Sedco Forex, Inc. .....................        8,820        405,720
  Tribune Co. ......................................       12,663        535,012
  Tricon Global Restaurants Inc.* ..................        6,220        205,260
  TRW, Inc. ........................................        5,187        200,996
  Tupperware Corp. .................................        2,480         50,685
  TXU Corp. ........................................       10,813        479,151
  Tyco International Ltd. ..........................       73,268      4,066,374
  U.S. Bancorp .....................................       31,551        920,895
  Unilever N.V. (N.Y.) .............................       23,998      1,510,374
  Union Carbide Corp. ..............................        5,673        305,278
  Union Pacific Corp. ..............................       10,423        528,967
  Union Planters Corp. .............................        5,701        203,811
  Unisys Corp.* ....................................       13,024        190,476
  United Technologies Corp. ........................       19,621      1,542,701
  UnitedHealth Group Inc. ..........................       13,356        819,725
  Unocal Corp. .....................................       10,225        395,580
  UNUM Provident Corp. .............................       10,121        272,002
  US Airways Group Inc.* ...........................        2,755        111,750
  USA Education Inc. ...............................        6,872        467,296
  UST, Inc. ........................................        6,852        192,284
  USX-Marathon Group ...............................       13,061        362,443
  USX-U.S. Steel Group .............................        3,702         66,636
  V F Corp. ........................................        4,795        173,771
  Veritas Software Corp.* ..........................       16,335      1,429,313
  Verizon Communications ...........................      113,065      5,667,383
  Viacom, Inc. Cl B* ...............................       63,381      2,963,062
  Visteon Corp. ....................................        5,467         62,871
  Vitesse Semiconductor Corp.* .....................        7,470        413,184
  Vulcan Materials Co. .............................        4,202        201,171
  Wachovia Corp. ...................................        8,477        492,726
  Walgreen Co. .....................................       42,394      1,772,599
  Wal-Mart Stores, Inc. ............................      187,109      9,940,166
  Washington Mutual, Inc. ..........................       22,645      1,201,600
  Waste Management, Inc. ...........................       26,040        722,610
  Watson Pharmaceuticals, Inc.* ....................        4,258        217,956
  Wellpoint Health Networks Inc.* ..................        2,561        295,155
  Wells Fargo & Company ............................       71,598      3,987,114
  Wendy's International, Inc. ......................        4,775        125,344
  Westvaco Corp. ...................................        4,213        122,967
  Weyerhaeuser Co. .................................        9,217        467,763
  Whirlpool Corp. ..................................        2,787        132,905
  Willamette Industries, Inc. ......................        4,648        218,166
  Williams Cos., Inc. ..............................       18,432        736,128
  Winn-Dixie Stores, Inc. ..........................        5,923        114,758
  WorldCom Inc.* ...................................      120,558      1,687,812
  Worthington Industries, Inc. .....................        3,595         28,985
  Wrigley (Wm.) Jr. Co. ............................        4,792        459,134
  Xcel Energy, Inc. ................................       14,267        414,635
  Xerox Corp. ......................................       27,959        129,310
  Xilinx, Inc.* ....................................       13,752        634,311
  Yahoo!, Inc.* ....................................       23,392        705,781
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $383,073,577) 98.5% .......................                $491,891,305
                                                                    ------------

----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount     Face
                                       Rate     Maturity      Amount         Value
                                     --------   --------    ----------   -------------
Short-Term Debt Securities:
U.S. GOVERNMENT(0.2%)
      U.S. Treasury Bill(a) .........  6.17%    01/18/01   $   150,000   $    149,506
      U.S. Treasury Bill(a) .........  6.20     02/01/01       300,000        298,280
      U.S. Treasury Bill(a) .........  6.01     02/15/01       300,000        297,634
                                                                         ------------
                                                                              745,420
                                                                         ------------
COMMERCIAL PAPER (1.3%)
      Avery Dennison Corp. ..........  6.45     01/02/01     3,722,000      3,719,999
      Ford Motor Credit Puerto Rico .  6.52     01/02/01     3,000,000      2,998,368
                                                                         ------------
                                                                            6,718,367
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
      (Cost: $7,463,787) 1.5% ........................................      7,463,787
                                                                         ------------
Total Investments
      (Cost: $390,537,364) 100.0% ....................................   $499,355,092
                                                                         ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                                   Expiration   Underlying Face  Unrealized
                                                      Date      Amount at Value  Gain/(Loss)
                                                   ----------   ---------------  ----------
PURCHASED
     23 S&P 500 Stock Index Futures Contracts ...  March 2001     $7,676,250     $(112,306)
                                                                  ==========     =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.5%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS:
  3Com Corp.* ......................................       33,877   $    287,955
  A. Schulman, Inc. ................................        2,949         33,914
  Abercrombie & Fitch Co. Cl A* ....................        9,587        191,740
  ACNielsen Corp.* .................................        5,549        201,151
  Acxiom Corp.* ....................................        8,612        335,330
  Adtran, Inc.* ....................................        3,749         79,666
  Advanced Fibre Communication* ....................        7,760        140,165
  Affiliated Computer Svcs.* .......................        5,141        311,994
  AGCO Corp. .......................................        5,686         68,943
  AGL Resources, Inc. ..............................        5,304        117,020
  Airborne Freight Corp. ...........................        4,648         45,318
  Airgas, Inc.* ....................................        6,459         44,002
  AK Steel Holding Corp. ...........................       10,417         91,149
  Alaska Air Group, Inc.* ..........................        2,523         75,059
  Albany International Corp. Cl A* .................        2,951         39,654
  Albemarle Corp. ..................................        4,429        109,618
  Alexander & Baldwin, Inc. ........................        3,944        103,530
  Allamerica Financial Corp. .......................        5,125        371,563
  Allete ...........................................        7,216        179,047
  Alliant Energy Corp. .............................        7,713        245,852
  American Eagle Outfitters* .......................        4,442        187,675
  American Financial Group .........................        5,743        152,548
  American Standard Cos., Inc.* ....................        6,785        334,585
  American Water Works Co. .........................        9,549        280,502
  Americredit Corp.* ...............................        7,558        205,956
  Amerisource Health Corp. Cl A* ...................        5,030        254,015
  Ametek, Inc. .....................................        3,081         79,913
  ANTEC Corp.* .....................................        3,670         29,016
  Apogent Technologies Inc.* .......................       10,205        209,203
  Apollo Group, Inc. Cl A* .........................        7,340        361,036
  Apria Healthcare Group, Inc.* ....................        4,993        148,542
  Arrow Electronics, Inc.* .........................        9,478        271,308
  Arvinmeritor, Inc. ...............................        6,922         78,738
  Associated Banc-Corp .............................        6,461        196,253
  Astoria Financial Corp. ..........................        4,827        262,166
  Atlas Air, Inc.* .................................        3,647        118,983
  Atmel Corp.* .....................................       45,113        524,439
  Avnet, Inc. ......................................        8,926        191,909
  Avocent Corp.* ...................................        4,154        112,158
  Bandag, Inc. .....................................        1,985         80,517
  Banknorth Group, Inc. ............................       14,002        279,165
  Banta Corp. ......................................        2,378         60,449
  Barnes & Noble, Inc.* ............................        6,280        166,420
  Barr Laboratories, Inc.* .........................        3,493        254,771
  Beckman Coulter, Inc. ............................        5,783        242,525
  Belo Corporation .................................       11,001        176,016
  Bergen Brunswig Corp. ............................       13,038        206,392
  BISYS Group, Inc.* ...............................        5,474        285,332
  BJ Services Co.* .................................        8,037        553,548
  BJ's Wholesale Club, Inc.* .......................        7,010        269,009
  Black Hills Corp. ................................        2,159         96,615
  Blyth, Inc. ......................................        4,674        112,760
  Bob Evans Farms, Inc. ............................        3,367         71,759
  Borders Group, Inc.* .............................        7,608         88,919
  Borg-Warner, Inc. ................................        2,548        101,920
  Bowater, Inc. ....................................        4,943        278,662
  Brinker International, Inc.* .....................        6,299        266,133
  BroadWing, Inc.* .................................       20,915        477,123
  C.H. Robinson Worldwide, Inc. ....................        8,264        259,800
  Cabot Corp. ......................................        6,418        169,275
  Cabot Microelectronics Corp.* ....................        2,283        118,573
  Cadence Design Systems, Inc.* ....................       23,852        655,930
  Callaway Golf Co. ................................        7,178        133,690
  Carlisle Companies, Inc. .........................        2,956        126,923
  Carpenter Technology Corp. .......................        2,163         75,705
  Carter-Wallace, Inc. .............................        4,323        144,280
  Catalina Marketing Corp.* ........................        5,371        209,133
  CBRL Group, Inc. .................................        5,560        101,123
  CDW Computers Centers, Inc.* .....................        8,470        236,101
  CheckFree Corp.* .................................        7,378        317,715
  ChoicePoint, Inc.* ...............................        3,966        260,021
  Chris-Craft Industries, Inc.* ....................        3,433        228,295
  Church & Dwight ..................................        3,702         82,370
  Cintas Corp. .....................................       16,308        867,382
  Cirrus Logic, Inc.* ..............................        7,456        139,800
  City National Corp. ..............................        4,662        180,944
  Claire's Stores, Inc. ............................        4,914         88,145
  Clayton Homes, Inc. ..............................       13,379        153,859
  Cleco Corporation ................................        2,207        120,833
  CNF Transportation, Inc. .........................        4,741        160,305
  Comdisco, Inc. ...................................       14,759        168,806
  CommScope, Inc.* .................................        4,949         81,968
  Compass Bancshares Inc., .........................       11,702        279,385
  Concord EFS, Inc.* ...............................       20,899        918,250
  Conectiv, Inc. ...................................        8,583        172,196
  Cooper Cameron Corp.* ............................        5,222        344,978
  COR Therapeutics Inc.* ...........................        5,278        185,720
  Covance, Inc.* ...................................        5,547         59,630
  Credence Systems Corp.* ..........................        5,110        117,530
  Crompton Corp. ...................................       10,904        114,492
  CSG Systems Intl., Inc.* .........................        5,041        236,612
  Cypress Semiconductor Corp.* .....................       12,722        250,464
  Cytec Industries, Inc.* ..........................        3,940        157,354
  Dallas Semiconductor Corp. .......................        5,879        150,649
  Dean Foods Co. ...................................        3,528        108,266
  Dentsply International, Inc. .....................        5,009        195,977
  DeVry, Inc.* .....................................        6,750        254,813
  Dial Corp. .......................................        9,203        101,233
  Diebold, Inc. ....................................        6,883        229,720
  Dime Bancorp, Inc. ...............................       10,534        311,411
  Dole Food Company ................................        5,386         88,196
  Dollar Tree Stores* ..............................       10,396        254,702
  Donaldson Company, Inc. ..........................        4,372        121,596
  DPL, Inc. ........................................       12,395        411,359
  DQE, Inc. ........................................        5,412        177,243
  Dreyers Grand Ice Cream, Inc. ....................        2,684         86,559
  DSP Group, Inc.* .................................        2,588         54,469
  DST Systems, Inc.* ...............................       12,180        816,060
  Dun & Bradstreet* ................................        7,924        205,034
  Dycom Industries, Inc.* ..........................        4,101        147,380
  E*Trade Group, Inc.* .............................       30,212        222,814
  Edwards (A.G.), Inc. .............................        7,827        371,293
  Edwards Lifesciences Corp.* ......................        5,628         99,897
  EGL Inc.* ........................................        4,485        107,360
  Electronic Arts, Inc.* ...........................       12,793        545,302
  Emmis Communications Cl A* .......................        4,515        129,524
  Energizer Holdings Inc.* .........................        9,231        197,313
  Energy East Corporation ..........................       11,422        224,871
  ENSCO International, Inc. ........................       13,406        456,642
  Everest RE Group .................................        4,440        318,015
  Expeditors Int'l Wash., Inc. .....................        5,048        271,015
  Express Scripts, Inc. Cl A* ......................        3,686        376,894
  Family Dollar Stores, Inc. .......................       16,540        354,576
  Fastenal Co. .....................................        3,680        201,940
  Federal Signal Corp. .............................        4,381         85,977
  Ferro Corp. ......................................        3,311         76,153
  First Health Group Corp.* ........................        4,607        214,513
  First Tennessee Natl. Corp. ......................       12,465        360,706
  First Virginia Banks, Inc. .......................        4,515        216,720
  Firstmerit Corp. .................................        8,567        229,034
  Fiserv, Inc.* ....................................       11,988        568,681
  Flowers Industries, Inc. .........................        9,717        153,043

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Flowserve Corporation* ...........................        3,601   $     76,971
  Fuller( H.B.) Co. ................................        1,329         52,433
  Furniture Brands Intl., Inc.* ....................        4,773        100,531
  Galileo International, Inc. ......................        8,637        172,740
  Gallagher (Arthur J.) & Co. ......................        3,761        239,294
  Gartner Group, Inc. Cl A* ........................        8,305         52,654
  GATX Corp. .......................................        4,668        232,817
  Genzyme Corporation* .............................        9,182        825,806
  Georgia-Pacific (Timber Group) ...................        7,827        234,321
  Gilead Sciences, Inc.* ...........................        4,484        371,892
  Glatfelter (P.H.) Co. ............................        4,097         51,008
  Global Marine, Inc.* .............................       17,028        483,170
  Granite Construction .............................        2,615         75,672
  Grant Prideco, Inc.* .............................       10,503        230,410
  Greater Bay Bancorp ..............................        3,845        157,645
  Greenpoint Financial Corp. .......................        9,775        400,164
  GTECH Holdings Corp.* ............................        3,396         69,830
  Hanover Compressor Co.* ..........................        5,720        254,898
  Harris Corp. .....................................        6,500        199,063
  Harsco Corp. .....................................        3,818         94,257
  Harte-Hanks, Inc. ................................        6,499        153,945
  Hawaiian Electric Inds ...........................        3,134        116,546
  Health Management Associates* ....................       23,543        488,517
  Health Net, Inc.* ................................       11,929        312,391
  Helmerich & Payne, Inc. ..........................        4,839        212,311
  Henry (Jack) & Associates ........................        4,169        258,999
  Hibernia Corp. Cl A ..............................       15,441        196,873
  Hillenbrand Industries, Inc. .....................        6,086        313,429
  Hispanic Broadcasting Corp.* .....................       10,486        267,393
  HON Industries, Inc. .............................        5,844        149,022
  Horace Mann Educators Corp. ......................        3,881         82,956
  Hormel Foods Corp. ...............................       13,539        252,164
  Houghton Mifflin Co. .............................        2,907        134,812
  Hubbell, Inc. Cl B ...............................        5,739        152,084
  IBP, Inc. ........................................       10,234        273,760
  ICN Pharmaceuticals, Inc. ........................        7,751        237,859
  IdaCorp, Inc. ....................................        3,651        179,127
  IDEC Pharmaceuticals Corp.* ......................        4,624        876,537
  Imation Corp.* ...................................        3,498         54,219
  IMC Global, Inc. .................................       11,104        172,806
  INCYTE Pharmaceuticals, Inc.* ....................        6,176        153,628
  Infocus Corp.* ...................................        3,670         54,133
  Informix Corp.* ..................................       27,068         80,359
  Integrated Device Tech., Inc.* ...................       10,268        340,128
  International Game Technology* ...................        7,066        339,168
  International Rectifier* .........................        5,992        179,760
  International Speedway Corp. .....................        5,111        194,218
  Interstate Bakeries Corp. ........................        4,877         68,583
  Investment Technology Grp., Inc.* ................        2,999        125,208
  Investors Financial Services Corp. ...............        2,935        252,410
  IPALCO Enterprises, Inc. .........................        8,509        205,811
  Ivax Corp.* ......................................       15,343        587,637
  J.B. Hunt Transport Svcs., Inc.* .................        3,448         57,970
  J.M. Smucker Co. .................................        2,358         65,906
  Jabil Circuit, Inc.* .............................       18,411        467,179
  Jacobs Engineering Group, Inc.* ..................        2,530        116,854
  Jones Apparel Group, Inc.* .......................       11,529        371,090
  Kansas City Power & Light ........................        6,023        165,256
  Kaydon Corp. .....................................        2,949         73,356
  Keane, Inc.* .....................................        6,671         65,042
  Kelly Services, Inc. .............................        3,478         82,168
  Kemet Corp.* .....................................        8,556        129,410
  Kennametal, Inc. .................................        2,932         85,395
  Korn/Ferry International* ........................        3,654         77,648
  L-3 Communications Hldgs., Inc.* .................        3,184        245,168
  Lam Research Corp.* ..............................       12,063        174,914
  Lancaster Colony Corp. ...........................        3,651        102,456
  Lance Inc. .......................................        2,877         36,412
  Lands End, Inc.* .................................        2,927         73,526
  Lattice Semiconductor Corp.* .....................       10,391        190,935
  Lear Corp.* ......................................        6,232        154,632
  Lee Enterprises ..................................        4,248        126,644
  Legato Systems, Inc.* ............................        8,454         62,877
  Legg Mason, Inc. .................................        5,944        323,948
  Lennar Corp. .....................................        6,007        217,754
  Leucadia National ................................        5,351        189,626
  Lincare Holdings, Inc.* ..........................        5,041        287,652
  Litton Industries, Inc.* .........................        4,387        345,202
  Lone Star Steakhouse .............................        2,488         23,947
  Longview Fibre Co. ...............................        4,951         66,839
  Lubrizol Corp. ...................................        5,131        132,123
  Lyondell Petrochemical Co. .......................       11,443        175,221
  M & T Bank Corp. .................................        8,939        607,852
  Macromedia Inc.* .................................        5,049        306,727
  Macrovision Corp.* ...............................        4,802        355,423
  Mandalay Resort Group* ...........................        7,334        160,890
  Manpower, Inc. ...................................        7,359        279,642
  Marshall & Ilsley Corp. ..........................       10,143        515,569
  Martin Marietta Materials, Inc. ..................        4,496        190,181
  Mastec, Inc.* ....................................        4,606         92,120
  Maxxam, Inc.* ....................................          654          9,933
  McCormick & Co., Inc. ............................        6,668        240,465
  MCN Energy Group Inc. ............................        8,700        240,881
  Media General Inc. Cl A ..........................        2,209         80,408
  Mentor Graphics Corp.* ...........................        6,161        169,042
  Mercantile Bankshares Corp. ......................        6,787        293,114
  Micrel, Inc.* ....................................        8,244        277,720
  Microchip Technology, Inc.* ......................       11,466        251,535
  Millennium Pharmaceuticals Inc.* .................       20,568      1,272,618
  Miller (Herman), Inc. ............................        7,675        220,656
  Minerals Technologies, Inc. ......................        1,976         67,555
  Minimed, Inc.* ...................................        6,176        259,585
  MIPS Technologies Inc. Cl B* .....................        3,745         95,439
  Modine Manufacturing Co. .........................        2,861         59,366
  Modis Professional Services* .....................        9,330         38,486
  Mohawk Industries, Inc.* .........................        5,162        141,310
  Montana Pwr. Co.* ................................       10,272        213,144
  Mony Group, Inc. .................................        4,454        220,195
  Murphy Oil Corp. .................................        4,355        263,205
  Mylan Laboratories, Inc. .........................       12,091        304,542
  Mynd Corp. .......................................          417          6,646
  National Fuel Gas Co. ............................        3,782        238,030
  National Instruments Corp.* ......................        4,850        235,528
  National-Oilwell Inc.* ...........................        7,861        304,122
  Natl. Commerce Bancorp ...........................       19,877        491,956
  NCH Corp. ........................................          537         20,406
  NCO Group, Inc.* .................................        2,445         74,267
  Neiman-Marcus Group, Inc.* .......................        4,594        163,374
  Networks Associates, Inc.* .......................       13,319         55,773
  Neuberger Berman .................................        4,787        388,046
  Newport News Shipbuilding Inc. ...................        3,417        177,684
  Noble Affiliates, Inc. ...........................        5,450        250,700
  Noble Drilling Corp.* ............................       12,949        562,472
  Nordson Corp. ....................................        3,123         79,637
  North Fork Bancorp, Inc. .........................       15,842        389,119
  Northeast Utilities ..............................       13,899        337,051
  NOVA Corp.* ......................................        6,321        126,025
  NSTAR ............................................        5,132        220,035
  NVIDIA Corporation* ..............................        6,334        207,537
  Ocean Energy, Inc. ...............................       16,288        283,004
  Ogden Corp.* .....................................        4,779         73,477
  OGE Energy Corp. .................................        7,521        183,794
  Ohio Casualty Corp. ..............................        5,826         58,260
  Old Republic Intl. Corp. .........................       11,493        367,776
  Olin Corp. .......................................        4,317         95,514
  Omnicare, Inc. ...................................        8,980        194,193
  Outback Steakhouse, Inc.* ........................        7,513        194,399
  Overseas Shipholding Group .......................        3,211         73,652

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                           Shares       Value
                                                          --------   ----------
COMMON STOCKS (CONTINUED):
  Oxford Health Plans, Inc.* .......................        8,337   $    329,312
  Pacific Century Finl Corp. .......................        7,721        136,565
  Pacificare Health Systems, Inc.* .................        3,307         49,605
  Papa John's Intl., Inc.* .........................        2,220         49,395
  Park Place Entertainment* ........................       28,780        343,561
  Payless Shoesource, Inc.* ........................        2,232        157,914
  Pennzoil-Quaker State Co. ........................        7,667         98,713
  Pentair, Inc. ....................................        4,738        114,600
  Perrigo Co.* .....................................        7,095         58,756
  Pioneer Natural Resources Co.* ...................        9,825        193,430
  Pittston Bax Group ...............................        5,004         99,455
  Plantronics Inc.* ................................        4,766        224,002
  Plexus Corp.* ....................................        3,873        117,703
  Polycom, Inc.* ...................................        7,300        234,969
  Potomac Electric Power Co. .......................       10,777        266,300
  Powerwave Technologies Inc.* .....................        6,117        357,845
  Precision Castparts Corp. ........................        4,805        202,110
  Price Communications Corp.* ......................        5,427         91,241
  Protective Life Corp. ............................        6,240        201,240
  Protein Design* ..................................        4,138        359,489
  Provident Financial Group ........................        4,757        178,388
  Public Service Co. New Mexico ....................        3,836        102,853
  Pudget Energy Inc. ...............................        8,325        231,539
  Quanta Services, Inc.* ...........................        5,527        177,900
  Quantum Corp.(DSSG)* .............................       14,452        192,392
  Quest Diagnostics, Inc.* .........................        4,471        634,882
  Questar Corp. ....................................        7,802        234,548
  Quorum Health Group, Inc.* .......................        6,920        108,990
  Radian Group, Inc. ...............................        3,654        274,278
  Rational Software Corp.* .........................       18,284        711,933
  Rayonier, Inc. ...................................        2,598        103,433
  Reader's Digest Assn .............................        9,938        388,824
  Retek Inc.* ......................................        4,645        113,222
  Reynolds & Reynolds Co. ..........................        7,377        149,384
  RF Micro Devices* ................................       15,727        431,510
  RJ Reynolds Tobacco Holdings .....................        9,843        479,846
  Rollins, Inc. ....................................        2,914         58,462
  Rosllyn Bancorp, Inc. ............................        5,955        162,646
  Ross Stores, Inc. ................................        8,009        135,152
  RPM, Inc. ........................................        9,874         84,546
  Ruddick Corp. ....................................        4,423         50,588
  Ryerson Tull, Inc. ...............................        2,389         19,709
  Saks Incorporated* ...............................       13,682        136,820
  Sandisk Corp.* ...................................        6,513        180,736
  Sawtek, Inc.* ....................................        4,153        191,817
  SCANA Corp. ......................................       10,202        301,597
  Scholastic Corp.* ................................        1,681        148,979
  SCI Systems, Inc.* ...............................       14,070        371,096
  SEI Investments ..................................        5,106        571,872
  Semtech Corp.* ...................................        6,437        142,016
  Sensient Technologies Corp. ......................        4,789        108,950
  Sensormatic Electronics Corp.* ...................        7,457        149,606
  Sepracor, Inc.* ..................................        7,134        571,612
  Sequa Corp. Cl A* ................................        1,033         37,575
  Shaw Industries ..................................       12,010        227,439
  Sierra Pacific Resources .........................        7,601        122,087
  Silicon Valley Bancshares* .......................        4,729        163,446
  Six Flags, Inc.* .................................        7,688        132,138
  Smith International, Inc.* .......................        4,892        364,760
  Solutia, Inc. ....................................       10,020        120,240
  Sonoco Products Co. ..............................        9,675        209,222
  Sotheby's Holdings* ..............................        5,626        130,453
  Sovereign Bancorp, Inc. ..........................       21,936        178,230
  SPX, Inc.* .......................................        3,061        331,162
  Steris Corp.* ....................................        6,527        105,248
  Stewart & Stevenson Svcs., Inc. ..................        2,648         60,118
  Storage Technology Corp.* ........................        9,911         89,199
  Structural Dynamics Research* ....................        3,477         34,770
  Suiza Foods Corp.* ...............................        2,715        130,320
  Sungard Data Sys Inc.* ...........................       12,801        603,247
  Superior Industries Intl .........................        2,519         79,506
  Swift Transportation Co., Inc.* ..................        6,138        121,609
  Sybase, Inc.* ....................................        8,485        168,109
  Sykes Enterprises, Inc.* .........................        3,915         17,373
  Sylvan Learning Systems, Inc.* ...................        3,623         53,666
  Symantec Corp.* ..................................        7,269        242,603
  Synopsys, Inc.* ..................................        6,303        298,999
  TCF Financial ....................................        7,849        349,771
  Tech Data Corp.* .................................        5,194        140,482
  Teco Energy, Inc. ................................       12,182        394,392
  Tecumseh Products Co. Cl A .......................        1,876         78,675
  Teleflex, Inc. ...................................        3,697        163,361
  Telephone & Data Systems, Inc. ...................        5,688        511,920
  The PMI Group, Inc. ..............................        4,276        289,432
  Tidewater, Inc. ..................................        5,409        240,024
  Titan Corp.* .....................................        5,245         85,231
  Transaction Systems Architects* ..................        3,132         36,214
  Transwitch Corp.* ................................        7,991        312,648
  Trigon Healthcare, Inc.* .........................        3,656        284,483
  Trinity Industries ...............................        3,610         90,250
  Triquint Semiconductor Inc.* .....................        7,595        331,807
  True North Communications Inc. ...................        4,839        205,658
  Tyson Foods, Inc. ................................       21,876        278,919
  UCAR Int'l., Inc.* ...............................        4,323         42,149
  Ultramar Diamond Shamrock Corp. ..................        8,448        260,832
  Unifi, Inc.* .....................................        5,209         46,555
  United Rentals* ..................................        6,792         91,268
  Unitrin Inc. .....................................        6,571        266,947
  Universal Corp. ..................................        2,664         93,240
  Univision Communications, Inc.* ..................       20,001        818,791
  USG Corp. ........................................        4,284         96,390
  UtiliCorp United, Inc. ...........................        9,079        281,449
  Valassis Communication, Inc.* ....................        5,183        163,588
  Valero Energy Corp. ..............................        5,969        221,972
  Valspar Corp. ....................................        4,166        134,062
  Varco International, Inc.* .......................        9,139        198,773
  Vectren Corporation ..............................        5,975        153,109
  Vertex Pharmaceutical* ...........................        5,712        408,408
  Viad Corp. .......................................        8,926        205,298
  Vishay Intertechnology, Inc.* ....................       13,375        202,297
  VISX, Inc.* ......................................        5,928         61,874
  Waddell & Reed Financial, Inc. ...................        8,101        304,800
  Wallace Computer Svcs., Inc. .....................        3,926         66,742
  Washington Post Co. Cl. B ........................          966        595,901
  Waters Corp.* ....................................       12,511      1,044,669
  Wausau-Mosinee Paper Corp. .......................        4,928         49,896
  Weatherford International, Inc.* .................       10,634        502,457
  Webster Financial Corp. ..........................        4,733        134,003
  Westamerica Bancorp ..............................        3,544        152,392
  Western Resources, Inc. ..........................        6,732        167,038
  Westpoint Stevens, Inc. ..........................        4,817         36,079
  Westwood One, Inc.* ..............................       10,593        204,577
  WGL Holdings, Inc. ...............................        4,471        136,086
  Whitman Corp. ....................................       15,349        251,340
  Williams-Sonoma, Inc.* ...........................        5,455        109,100
  Wilmington Trust Corp. ...........................        3,110        193,014
  Wind River Systems* ..............................        7,097        242,185
  Wisconsin Central Transport* .....................        4,489         67,616
  Wisconsin Energy Corp. ...........................       11,708        264,162
  York International Corp. .........................        3,704        113,667
  Zions Bancorporation .............................        8,392        523,976
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $83,439,951) 91.3% ........................                $ 86,471,605
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount                  Face
                                       Rate     Maturity      Amount        Value
                                     --------   --------    ----------   ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
   U.S. Treasury Bill(a) ...........   6.00%    01/11/01   $   500,000   $    498,985
   U.S. Treasury Bill(a) ...........   6.16     01/18/01       100,000         99,671
   U.S. Treasury Bill(a) ...........   6.20     02/01/01     1,000,000        994,266
                                                                         ------------
                                                                            1,592,922
                                                                         ------------
COMMERCIAL PAPER (7.0%)
   AT&T Corp. ......................   6.60     01/04/01       797,000        796,269
   Goldman Sachs Group Inc. ........   6.60     01/12/01     1,500,000      1,496,424
   Hershey Foods Corp. .............   6.45     01/02/01     1,000,000        999,462
   Panasonic Finance America .......   6.58     01/02/01       989,000        988,457
   Pitney Bowes Credit Corp. .......   6.50     01/05/01     1,393,000      1,391,489
   Sony Capital Corp. ..............   6.00     01/02/01     1,000,000        999,500
                                                                         ------------
                                                                            6,671,601
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $8,264,523) 8.7% ...........................................      8,264,523
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $91,704,474) 100.0% ........................................   $ 94,736,128
                                                                         ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2000:

                                                         Expiration   Underlying Face   Unrealized
                                                            Date      Amount at Value   Gain/(Loss)
                                                         ----------   ---------------   -----------
PURCHASED
   30 S&P MidCap 400 Stock Index Futures Contracts ...    March 2001     $7,839,750       $210,728
                                                                         ==========       ========

The face value of futures purchased and outstanding as percentage of total investment in securities: 8.3%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                     Discount                 Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
   U.S. Treasury Bond ..............   6.13%    11/15/27   $ 6,000,000   $  6,450,960
   U.S. Treasury Strip .............   0.00     05/15/14    10,000,000      4,816,800
   U.S. Treasury Strip .............   0.00     02/15/17    15,000,000      6,105,150
                                                                         ------------
                                                                           17,372,910
                                                                         ------------
AGENCIES/OTHER GOVERNMENTS (38.5%)
   Connecticut Housing Fin. Auth. ..   7.63     05/15/21     2,500,000      2,520,875
   FHLB ............................   0.00     07/14/17    25,000,000      6,781,250
   FHLB ............................   0.00     07/07/17   125,000,000     34,003,750
   FHLB ............................   0.00     06/26/17    50,000,000     13,812,500
   FHLB ............................   0.00     07/07/22    50,000,000      9,047,000
   FHLMC ...........................   8.50     08/01/02        91,806         92,246
   FHLMC ...........................   7.00     05/15/06       100,876        100,717
   FHLMC ...........................   6.38     11/15/06       530,121        528,795
   FHLMC ...........................   7.50     04/01/07        22,133         22,658
   FHLMC ...........................   6.50     04/15/08       410,680        410,421
   FHLMC ...........................   6.00     04/15/08       427,559        425,686
   FHLMC ...........................   7.63     09/09/09    97,000,000     99,910,000
   FHLMC ...........................   5.00     08/15/19       488,427        484,456
   FNMA ............................   7.00     10/25/05       241,940        241,560
   FNMA ............................   8.00     07/15/06       278,337        285,643
   FNMA ............................   6.00     06/25/19       781,232        776,834
   FNMA ............................   6.25     01/25/20       620,707        618,380
   FNMA ............................   5.00     04/25/21       425,193        417,485
   Republic of Iceland .............   6.13     02/01/04     5,000,000      5,012,600
   Suffolk County, New York ........   5.80     11/01/04     4,000,000      3,955,200
   Suffolk County, New York ........   5.88     11/01/05     4,000,000      3,944,440
   Tennessee Valley Authority ......   7.85     06/15/44    10,000,000     10,650,700
                                                                         ------------
                                                                          194,043,196
                                                                         ------------
BASIC MATERIALS (9.7%)
   Cytec Industries, Inc. ..........   6.85     05/11/05    10,000,000      9,550,400
   Georgia-Pacific Group ...........   8.63     04/30/25     7,000,000      5,856,690
   Inco Ltd. .......................   9.60     06/15/22     7,500,000      7,559,175
   Millennium America Inc. .........   7.00     11/15/06    10,000,000      8,453,400
   Millennium America Inc. .........   7.63     11/15/26     5,000,000      3,404,100
   Praxair, Inc. ...................   6.90     11/01/06     5,000,000      4,947,400
   Solutia, Inc. ...................   6.72     10/15/37     7,500,000      6,960,300
   USX Corp. .......................   8.75     09/15/22     2,000,000      2,227,860
                                                                         ------------
                                                                           48,959,325
                                                                         ------------
CONSUMER, CYCLICAL (9.6%)
   Centex Corp. ....................   7.38     06/01/05     5,000,000      4,718,650
   Centex Corp. ....................   8.75     03/01/07     2,000,000      1,967,680
   Fruit of the Loom, Inc.** .......   7.00     03/15/11     2,500,000        700,000
   Fruit of the Loom, Inc.** .......   7.38     11/15/23     1,250,000        587,500
   Hasbro, Inc. ....................   8.50     03/15/06    12,500,000      9,875,000
   Kellwood, Co. ...................   7.88     07/15/09    10,000,000      7,357,000
   Neiman-Marcus Group, Inc. .......   7.13     06/01/28     2,500,000      2,022,500

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount                 Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
   Oakwood Homes Corp. .............   8.13%    03/01/09   $ 2,500,000   $  2,497,335
   Polaroid Corp. ..................   7.25     01/15/07     3,750,000      3,164,325
   Pulte Corp. .....................   7.63     10/15/17     7,500,000      5,573,100
   Shopko Stores, Inc. .............   9.00     11/15/04     5,000,000      3,093,350
   Tommy Hilfiger USA, Inc. ........   6.50     06/01/03     5,000,000      4,112,500
   V F Corp. .......................   9.25     05/01/22     1,000,000      1,057,620
   Venator Group, Inc. .............   7.00     10/15/02     2,000,000      1,745,000
                                                                         ------------
                                                                           48,471,560
                                                                         ------------
CONSUMER, NON-CYCLICAL (3.0%)
   Panamerican Beverages, Inc. .....   7.25     07/01/09     5,000,000      4,525,500
   Ralston Purina Co. ..............   8.63     02/15/22     7,500,000      7,992,150
   Supervalu, Inc. .................   8.88     11/15/22     2,500,000      2,628,125
                                                                         ------------
                                                                           15,145,775
                                                                         ------------
ENERGY (6.4%)
   Lyondell Chemical Co. ...........  10.25     11/01/10     7,500,000      7,701,300
   Pennzoil-Quaker State Co. .......   8.65     12/01/02    10,000,000     10,038,400
   Southern Union Co. ..............   7.60     02/01/24    10,000,000      9,225,400
   Tosco Corp. .....................   8.25     05/15/03     5,000,000      5,206,900
                                                                         ------------
                                                                           32,172,000
                                                                         ------------
FINANCIAL (11.5%)
   Bear Stearns Cos., Inc. .........   6.63     10/01/04     2,000,000      2,002,140
   Berkley (W.R.) Corp. ............   8.70     01/01/22     5,000,000      4,969,350
   Chase Manhattan Corp. ...........   6.88     12/12/12     5,000,000      4,807,800
   Executive Risk, Inc. ............   7.13     12/15/07     5,000,000      5,112,450
   Fairfax Financial Holdings,Ltd ..   8.25     10/01/15     2,500,000      2,212,200
   First American Corp. ............   7.55     04/01/28     1,500,000      1,196,610
   Fremont General Corp. ...........   7.70     03/17/04     5,000,000      2,468,750
   Harleysville Group Inc. .........   6.75     11/15/03     2,500,000      2,484,100
   Lehman Brothers Holdings, Inc. ..   0.00     07/28/28    10,000,000      1,235,600
   Morgan (J.P.) & Co., Inc. .......   0.00     04/15/27    32,500,000      4,566,576
   Nationwide Health Properties ....   7.90     11/20/06     5,000,000      4,643,501
   Rank Group Financial ............   6.75     11/30/04     5,000,000      4,771,850
   Simon Property Group Inc. .......   7.88     03/15/16     5,000,000      4,532,550
   SunAmerica, Inc. ................   9.95     02/01/12     5,000,000      6,178,550
   Triad Guaranty ..................   7.90     01/15/28     3,250,000      3,364,842
   Vesta Insurance Group, Inc. .....   8.75     07/15/25     5,000,000      3,481,000
                                                                         ------------
                                                                           58,027,869
                                                                         ------------
HEALTHCARE (3.4%)
   Aventis S.A .....................   7.75     01/15/02     3,000,000      3,016,500
   Bausch & Lomb, Inc. .............   6.15     08/01/01     5,000,000      4,897,150
   Bausch & Lomb, Inc. .............   6.38     08/01/03     5,250,000      4,755,975
   Bausch & Lomb, Inc. .............   6.75     12/15/04     5,000,000      4,243,800
                                                                         ------------
                                                                           16,913,425
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                     Discount                 Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (10.4%)
   Borg-Warner, Inc. ...............   8.00%    10/01/19   $10,000,000   $  7,320,900
   Browning-Ferris Inds., Inc. .....   7.88     03/15/05     5,000,000      4,325,000
   Clark Equipment Co. .............   8.35     05/15/23     5,000,000      5,191,400
   Geon Co. ........................   7.50     12/15/15     3,750,000      3,721,350
   Geon Co. ........................   6.88     12/15/05     5,000,000      5,014,700
   Owens Corning** .................   7.00     03/15/09     2,500,000        475,000
   Thermo Electron Corp. ...........   4.25     01/01/03     7,500,000      7,481,250
   Thermo Electron Corp. ...........   4.00     01/15/05    10,000,000      9,125,000
   Williams Cos., Inc. .............   6.50     11/15/02    10,000,000     10,015,000
                                                                         ------------
                                                                           52,669,600
                                                                         ------------
TELECOMMUNICATIONS (0.7%)
   Pacific Bell ....................   6.63     10/15/34     4,255,000      3,616,665
                                                                         ------------
UTILITIES (3.1%)
   New Orleans Public Service ......   8.00     03/01/06     4,000,000      4,002,480
   Pacific Gas & Electric Co. ......   8.75     01/01/01     2,000,000      1,998,940
   UtiliCorp United, Inc. ..........   8.00     03/01/23    10,000,000      9,781,300
                                                                         ------------
                                                                           15,782,720
                                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $526,072,950) 99.7% ........................................    503,175,045
                                                                         ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
   Avery Dennison Corp. ............   6.45     01/02/01       773,000        772,584
   Merrill Lynch & Co., Inc. .......   6.55     01/08/01       676,000        674,883
                                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,447,467) 0.3% ...........................................      1,447,467
                                                                         ------------
TOTAL INVESTMENTS
   (Cost: $527,520,417) 100.0% .......................................   $504,622,512
                                                                         ============

----------
Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association

** The issuer has filed for Chapter XI bankruptcy law protection; all interest payments due for the year 2000 were received. The total value of such securities as a percentage of the Fund's total investments as of December 31, 2000 is .35%.

    The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2000 (inclusive of those disclosed above) is 2.1%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                              Face
                                       Rate     Maturity     Amount          Value
                                     --------   --------   -----------   ------------
INTERMEDIATE SECURITIES:
AGENCIES (74.6%)
   FHLMC ..........................    8.00%    04/01/02   $    54,734   $     54,991
   FHLMC ..........................    8.00     05/01/02        73,849         73,814
   FHLMC ..........................    8.50     08/01/02       101,751        102,239
   FHLMC ..........................    7.75     12/01/02        73,071         73,057
   FHLMC ..........................    6.50     09/01/04       347,125        346,722
   FHLMC ..........................    7.00     05/15/06        50,438         50,359
   FHLMC ..........................    8.50     06/01/06       332,478        342,449
   FHLMC ..........................    7.50     02/15/07       210,053        214,516
   FHLMC ..........................    7.00     03/15/07       222,298        224,867
   FHLMC ..........................    7.50     09/01/07       236,801        242,276
   FHLMC ..........................    7.25     11/01/07        99,863        101,809
   FHLMC ..........................    7.00     03/15/08        52,686         52,636
   FHLMC ..........................    7.75     05/01/08       299,086        305,627
   FHLMC ..........................    6.00     09/15/08       114,278        114,064
   FHLMC ..........................    8.25     10/01/09       196,921        201,115
   FHLMC ..........................    7.50     07/01/10       273,625        279,609
   FHLMC ..........................    8.50     09/01/17        79,337         81,311
   FHLMC ..........................    5.00     04/25/19       262,996        259,462
   FHLMC ..........................    5.00     08/15/19       234,445        232,539
   FHLMC ..........................    7.50     03/15/21       166,685        168,924
   FHLMC ..........................    6.50     05/15/21        88,933         89,488
   FHLMC ..........................    6.00     11/15/21       485,577        483,755
   FHLMC ..........................    6.00     05/15/22        73,756         73,456
   FNMA ...........................    6.03     06/12/03       200,000        199,188
   FNMA ...........................    8.25     10/01/05        11,848         11,922
   FNMA ...........................    7.00     10/25/05       103,689        103,526
   FNMA ...........................    7.00     11/25/05       108,304        108,100
   FNMA ...........................    7.50     09/01/06       187,282        189,533
   FNMA ...........................    7.50     11/25/06       287,847        289,464
   FNMA ...........................    7.50     02/25/07       179,783        182,535
   FNMA ...........................    7.50     05/01/07       217,357        221,007
   FNMA ...........................    7.75     03/01/08       153,996        157,150
   FNMA ...........................    8.00     04/01/08       113,125        116,672
   FNMA ...........................    7.50     09/01/08       224,213        229,536
   FNMA ...........................    7.50     01/01/09       133,071        135,305
   FNMA ...........................    8.50     12/01/09       187,684        193,489
   FNMA ...........................    8.25     01/01/10       304,043        309,956
   FNMA ...........................    6.75     11/15/16       155,000        155,919
   FNMA ...........................    8.00     06/01/17        93,056         94,955
   FNMA ...........................    6.30     09/25/18       231,396        230,743
   FNMA ...........................    6.50     04/25/19       214,081        213,613
   FNMA ...........................    6.00     09/25/19       253,000        251,419
   FNMA ...........................    6.25     01/25/21       315,000        314,014
   FNMA ...........................    7.50     02/25/21       107,850        109,400
   FNMA ...........................    6.10     08/25/21        72,817         72,430
   FNMA ...........................    7.50     10/25/23       341,888        346,161
   GNMA ...........................    9.50     12/20/03        27,633         28,351

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                               Face
                                                       Rate     Maturity      Amount         Value
                                                       ----     --------   -----------    ----------
INTERMEDIATE SECURITIES (CONTINUED):
AGENCIES (CONTINUED)
   GNMA ...............................                7.50%    07/15/07   $   293,842   $   302,434
   GNMA ...............................                7.50     05/20/08       180,959       184,414
   GNMA ...............................                9.00     03/15/10       112,162       116,882
   GNMA ...............................                7.25     08/16/19       150,000       151,827
                                                                                         -----------
                                                                                           9,189,030
                                                                                         -----------
CONSUMER, CYCLICAL (3.7%)
   Hasbro, Inc. .......................                7.95     03/15/03       250,000       215,000
   Jones Apparel Group, Inc. ..........                6.25     10/01/01       240,000       236,779
                                                                                         -----------
                                                                                             451,779
                                                                                         -----------
ENERGY (3.3%)
   Columbia Energy Group ..............                6.61     11/28/02       400,000       402,864
                                                                                         -----------
FINANCIAL (11.9%)
   Chase Mortgage Finance Corp. .......                6.50     09/25/09       500,000       497,964
   Chase Mortgage Finance Corp. .......                7.40     01/25/08       171,748       174,430
   FHLMC ..............................                8.00     05/01/14       159,097       162,925
   FHLMC ..............................                8.00     09/01/18       367,135       375,737
   Prudential Home Mtge. Secs. Co. ....                6.75     08/25/08         4,757         4,736
   Prudential Home Mtge. Secs. Co. ....                6.75     09/25/08       250,000       251,795
                                                                                         -----------
                                                                                           1,467,587
                                                                                         -----------
INDUSTRIAL (4.0%)
   Edperbrascan Corp. .................                7.38     10/01/02       500,000       489,165
                                                                                         -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
   (Cost: $11,933,607) 97.5% ..........                                                   12,000,425
                                                                                         -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.5%)
   Avery Dennison Corp. ...............                6.50     01/02/01       309,000       308,833
                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $308,833) 2.5% ..............                                                      308,833
                                                                                         -----------
TOTAL INVESTMENTS
   (Cost: $12,242,440) 100.0% .........                                                  $12,309,258
                                                                                         ===========


----------
Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                                         Face
                                                Rate       Maturity     Amount        Value
                                                ----       --------   ----------   ----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.1%)
   U.S. Treasury Note ............              5.88%      02/15/04   $2,750,000   $2,806,292
                                                                                   ----------
AGENCIES/OTHER GOVERNMENTS (12.6%)
   FHLMC .........................              8.00       04/15/03       92,326       92,239
   FHLMC .........................              6.38       11/15/06      284,337      283,627
   FNMA ..........................              7.00       11/25/04       68,096       68,117
   FNMA ..........................              6.50       11/25/05      285,342      286,500
   FNMA ..........................              8.00       07/15/06      139,168      142,821
   FNMA ..........................              7.00       04/25/07      516,744      522,878
   New York City .................              9.50       06/01/09      350,000      365,320
                                                                                   ----------
                                                                                    1,761,502
                                                                                   ----------
BASIC MATERIALS (5.9%)
   Cytec Industries, Inc. ........              6.85       05/11/05      500,000      477,520
   Millennium America Inc. .......              7.00       11/15/06      250,000      211,335
   Solutia, Inc. .................              6.72       10/15/37      150,000      139,206
                                                                                   ----------
                                                                                      828,061
                                                                                   ----------
CONSUMER, CYCLICAL (8.9%)
   Hasbro, Inc. ..................              8.50       03/15/06      500,000      395,000
   Tommy Hilfiger USA, Inc. ......              6.50       06/01/03      500,000      411,250
   Venator Group, Inc. ...........              7.00       10/15/02      500,000      436,250
                                                                                   ----------
                                                                                    1,242,500
                                                                                   ----------
FINANCIAL (21.2%)
   Bear Stearns Cos., Inc. .......              6.63       10/01/04      500,000      500,535
   Bear Stearns Cos., Inc. .......              9.38       06/01/01      250,000      252,650
   Fremont General Corp. .........              7.70       03/17/04      250,000      123,438
   Harleysville Group Inc. .......              6.75       11/15/03      250,000      248,410
   Nationwide Health Properties ..              7.90       11/20/06      250,000      232,175
   Nationwide Health Properties ..              7.60       11/20/28      350,000      351,369
   Rank Group Financial ..........              6.75       11/30/04      500,000      477,185
   Salomon Smith Barney Hldgs ....              6.50       10/15/02      500,000      502,175
   Trinet Corp. Rlty. Trust, Inc.               6.75       03/01/03      300,000      282,984
                                                                                   ----------
                                                                                    2,970,921
                                                                                   ----------
HEALTHCARE (3.1%)
   Bausch & Lomb, Inc. ...........              6.38       08/01/03      250,000      226,475
   Bausch & Lomb, Inc. ...........              6.75       12/15/04      250,000      212,190
                                                                                   ----------
                                                                                      438,665
                                                                                   ----------
INDUSTRIAL (10.9%)
   Airborne Freight Corp. ........              8.88       12/15/02      250,000      256,843
   Crown Cork & Seal, Inc. .......              6.75       04/15/03      500,000      275,000
   Thermo Electron Corp. .........              4.25       01/01/06      500,000      498,750
   Williams Cos., Inc. ...........              6.50       11/15/02      500,000      500,750
                                                                                   ----------
                                                                                    1,531,343
                                                                                   ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                                      Face
                                                              Rate     Maturity      Amount         Value
                                                              ----     --------   -----------   -----------
INTERMEDIATE-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (3.6%)
   Constellation Energy Group ................                6.13%    07/01/03   $   250,000   $   248,835
   Public Svc. Electric & Gas Co. ............                7.88     11/01/01       250,000       252,517
                                                                                                -----------
                                                                                                    501,352
                                                                                                -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
(Cost $12,751,950) 86.3% ....................................................................    12,080,636
                                                                                                -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (13.7%)
   Coca-Cola Co. .............................                6.52     01/12/01       227,000       226,465
   Goldman Sachs Group Inc. ..................                6.52     01/05/01       221,000       220,759
   Goldman Sachs Group Inc. ..................                6.60     01/12/01       311,000       310,259
   NIKE Inc. .................................                6.60     01/04/01       269,000       268,753
   SBC Communications Inc. ...................                6.52     01/02/01       295,000       294,838
   SBC Communications Inc. ...................                6.65     01/05/01       302,000       301,663
   Walt Disney Co. ...........................                6.55     01/03/01       300,000       299,782
                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,922,519) 13.7% .................................................................     1,922,519
                                                                                                -----------
TOTAL INVESTMENTS
   (Cost: $14,674,469) 100.0% ...............................................................   $14,003,155
                                                                                                ===========


----------

Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

      The  total  value  of  investments  rated   below-investment  grade  as  a
      percentage of the Fund's total investments as of December 31, 2000 is 1.0%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                       Shares           Value
                                                      --------       -----------
COMMON STOCKS:
BASIC MATERIALS (0.5%)
  Sigma-Aldrich Corp. ......................            46,000       $ 1,808,375
                                                                     -----------
CONSUMER, CYCLICAL (6.4%)
  AOL Time Warner Inc.* ....................             2,800            97,440
  Bed Bath & Beyond, Inc.* .................           134,700         3,013,913
  Comcast Corp. Cl A* ......................           108,400         4,525,700
  Corning, Inc. ............................            27,600         1,457,625
  Darden Restaurants, Inc. .................            48,400         1,107,150
  Fortune Brands, Inc. .....................            77,700         2,331,000
  Harrah's Entertainment, Inc.* ............           172,000         4,536,500
  Home Depot, Inc. .........................             3,000           137,063
  Reebok International Ltd.* ...............           150,300         4,109,202
  Viacom, Inc. Cl B* .......................             5,826           272,366
  Wal-Mart Stores, Inc. ....................             3,600           191,250
                                                                     -----------
                                                                      21,779,209
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.8%)
  Alberto-Culver Co. .......................            62,500         2,675,781
  Anheuser-Busch Cos., Inc. ................            21,160           962,780
  Coca-Cola Co. ............................             4,000           243,750
  Coors (Adolph) Co. Cl B ..................            21,400         1,718,688
  Kroger Co.* ..............................            50,700         1,372,069
  PepsiCo, Inc. ............................            42,000         2,081,625
  Proctor & Gamble Co. .....................            28,000         2,196,250
  Safeway, Inc.* ...........................            82,200         5,137,500
                                                                     -----------
                                                                      16,388,443
                                                                     -----------
ENERGY (2.3%)
  Exxon Mobil Corp. ........................            51,200         4,451,200
  Peoples Energy Corp. .....................            20,000           895,000
  Royal Dutch Petroleum Co. (N.Y.) .........            37,800         2,289,263
                                                                     -----------
                                                                       7,635,463
                                                                     -----------
FINANCIAL (11.7%)
  Allstate Corp. ...........................           127,800         5,567,288
  American Int'l. Group, Inc. ..............             8,150           803,284
  Bank One Corp. ...........................           199,600         7,310,350
  Chubb Corp. ..............................            32,100         2,776,650
  Citigroup, Inc. ..........................             3,033           154,873
  Fifth Third Bancorp ......................           131,700         7,869,075
  Mellon Financial Corp. ...................            47,000         2,311,813
  Morgan Stanley Dean Witter ...............             2,200           174,350
  Northern Trust Corp. .....................            53,000         4,322,813
  PNC Financial Services Group .............            67,200         4,909,800
  Progressive Corp. of Ohio ................            16,700         1,730,538
  Safeco Corp. .............................            55,700         1,831,138
                                                                     -----------
                                                                      39,761,972
                                                                     -----------
HEALTHCARE (9.2%)
  Allergan, Inc. ...........................             2,200           212,988
  American Home Products Corp. .............            99,300         6,310,515
  Baxter International, Inc. ...............            19,700         1,739,756
  Becton Dickinson & Co. ...................            50,700         1,755,488
  Biomet, Inc. .............................             3,500           138,906
  Bristol-Myers Squibb Co. .................            62,580         4,627,009
  HCA-- The Healthcare Company .............            41,400         1,822,014
  HealthSouth Corp.* .......................            40,500           660,656
  Johnson & Johnson ........................            49,100         5,158,569
  Lilly (Eli) & Co. ........................               500            46,531

COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
  Medtronic, Inc. ..........................            85,100         5,137,913
  Merck & Co., Inc. ........................            27,000         2,527,875
  Pfizer, Inc. .............................             4,700           216,200
  Wellpoint Health Networks Inc.* ..........             7,900           910,475
                                                                     -----------
                                                                      31,264,895
                                                                     -----------
INDUSTRIAL (7.6%)
  AES Corp.* ...............................             5,400           299,025
  Ameren Corp. .............................            19,600           907,725
  Automatic Data Processing, Inc. ..........             7,200           455,850
  Computer Sciences Corp.* .................            24,200         1,455,025
  Engelhard Corp. ..........................            84,000         1,711,500
  Equifax, Inc. ............................            38,800         1,113,075
  FedEx Corp.* .............................            36,700         1,466,532
  General Electric Co. .....................            31,300         1,500,444
  Pactiv Corp.* ............................           141,100         1,746,113
  Siebel Systems, Inc.* ....................            23,200         1,568,900
  Tyco International Ltd. ..................            58,700         3,257,850
  Unilever N.V. (N.Y.) .....................            30,000         1,888,125
  United Technologies Corp. ................           105,800         8,318,525
                                                                     -----------
                                                                      25,688,689
                                                                     -----------
TECHNOLOGY (5.7%)
  Adobe Systems, Inc. ......................            25,200         1,466,325
  Cisco Systems, Inc.* .....................            40,700         1,556,775
  Comverse Technology Inc.* ................            50,700         5,507,288
  Dell Computer Corp.* .....................             1,400            24,413
  EMC Corp.* ...............................            32,500         2,161,250
  Gateway, Inc.* ...........................             2,900            52,171
  General Dynamics Corp. ...................            12,000           936,000
  Hewlett-Packard Co. ......................            19,600           618,625
  Intel Corp. ..............................             2,300            69,575
  Intl. Business Machines Corp. ............             4,100           348,500
  Lockheed Martin Corp. ....................            36,600         1,242,570
  Lucent Technologies ......................             7,700           103,950
  Microsoft Corp.* .........................             2,700           117,441
  Nortel Networks Corp. Holding ............             7,200           230,850
  Oracle Corp.* ............................            25,200           732,375
  Perkin Elmer, Inc. .......................            17,700         1,858,500
  Sun Microsystems, Inc.* ..................            31,200           869,700
  Veritas Software Corp.* ..................            17,100         1,496,250
                                                                     -----------
                                                                      19,392,558
                                                                     -----------
TELECOMMUNICATIONS (2.4%)
  AT&T Corp. ...............................             2,500            43,281
  Qualcomm, Inc.* ..........................            19,000         1,561,563
  SBC Communications, Inc. .................           128,900         6,154,975
  Verizon Communications ...................             4,700           235,588
  WorldCom Inc.* ...........................             3,500            49,000
                                                                     -----------
                                                                       8,044,407
                                                                     -----------
UTILITIES (0.9%)
  El Paso Energy Corp. .....................            14,500         1,038,563
  Public Svc. Enterprise Group .............            39,400         1,915,825
                                                                     -----------
                                                                       2,954,388
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost: $167,000,427) 51.5% ...............                         174,718,399
                                                                     -----------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                                        Face
                                                          Rate       Maturity          Amount             Value
                                                          ----       --------       ------------      -------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
   U.S. Treasury Bond ............................        6.13%      11/15/27       $  7,000,000       $  7,526,120
                                                                                                       ------------
AGENCIES/OTHER GOVT'S (14.2%)
   Connecticut Housing Fin. Auth .................        7.63       05/15/21          1,000,000          1,008,350
   FHLB ..........................................        0.00       07/07/17         25,000,000          6,800,750
   FHLB ..........................................        0.00       07/14/17         25,000,000          6,781,250
   FHLMC .........................................        7.63       09/09/09          2,500,000          2,575,000
   FNMA ..........................................        7.00       11/25/05            324,912            324,301
   FNMA ..........................................        8.00       07/15/06            139,168            142,822
   FNMA ..........................................        6.50       07/25/20            131,879            131,302
   FNMA ..........................................        0.00       07/13/17        100,000,000         26,937,000
   Republic of Iceland ...........................        6.13       02/01/04          2,500,000          2,506,300
   Suffolk County, New York ......................        5.80       11/01/04            250,000            247,200
   Suffolk County, New York ......................        5.88       11/01/05            750,000            739,583
                                                                                                       ------------
                                                                                                         48,193,858
                                                                                                       ------------
BASIC MATERIALS (2.9%)
   Georgia-Pacific (Timber Group) ................        8.63       04/30/25          2,000,000          1,673,340
   Inco Ltd. .....................................        9.60       06/15/22          2,500,000          2,519,725
   Millennium America Inc. .......................        7.63       11/15/26          2,500,000          1,702,050
   Praxair, Inc. .................................        6.90       11/01/06          2,500,000          2,473,700
   Solutia, Inc. .................................        6.72       10/15/37          1,500,000          1,392,060
                                                                                                       ------------
                                                                                                          9,760,875
                                                                                                       ------------
CONSUMER, CYCLICAL (3.8%)
   Centex Corp. ..................................        7.38       06/01/05          2,000,000          1,887,460
   Fruit of the Loom, Inc.** .....................        7.38       11/15/23            500,000            235,000
   Fruit of the Loom, Inc.** .....................        7.00       03/15/11          1,000,000            280,000
   Kellwood, Co. .................................        7.88       07/15/09          2,500,000          1,839,250
   Neiman-Marcus Group, Inc. .....................        7.13       06/01/28          2,500,000          2,022,500
   Polaroid Corp. ................................        7.25       01/15/07          1,000,000            843,820
   Pulte Corp. ...................................        7.63       10/15/17          2,500,000          1,857,700
   Shopko Stores, Inc. ...........................        9.00       11/15/04          1,000,000            618,670
   Tommy Hilfiger USA, Inc. ......................        6.50       06/01/03          2,850,000          2,344,124
   Venator Group, Inc. ...........................        7.00       10/15/02          1,000,000            872,500
                                                                                                       ------------
                                                                                                         12,801,024
                                                                                                       ------------
CONSUMER, NON-CYCLICAL (1.2%)
   Ralston Purina Co. ............................        8.63       02/15/22          2,500,000          2,664,050
   Supervalu, Inc. ...............................        8.88       11/15/22          1,500,000          1,576,875
                                                                                                       ------------
                                                                                                          4,240,925
                                                                                                       ------------
ENERGY (4.4%)
   Lyondell Chemical Co. .........................       10.25       11/01/10          2,500,000          2,567,100
   Pennzoil-Quaker State Co. .....................        8.65       12/01/02          5,000,000          5,019,200
   Southern Union Co. ............................        7.60       02/01/24          5,000,000          4,612,700
   Tosco Corp. ...................................        8.25       05/15/03          2,500,000          2,603,450
                                                                                                       ------------
                                                                                                         14,802,450
                                                                                                       ------------
FINANCIAL (5.5%)
   Berkley (W.R.) Corp. ..........................        8.70       01/01/22          1,500,000          1,490,805
   Chase Manhattan Corp. .........................        6.88       12/12/12          2,500,000          2,403,900
   Executive Risk, Inc. ..........................        7.13       12/15/07          1,000,000          1,022,490
   Fairfax Financial Holdings Ltd. ...............        8.25       10/01/15            500,000            442,440
   First American Corp. ..........................        7.55       04/01/28          2,250,000          1,794,915
   Fremont General Corp. .........................        7.70       03/17/04          1,500,000            740,625

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                                                        Face
                                                          Rate       Maturity          Amount              Value
                                                          ----       --------       ------------       ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   Harleysville Group Inc. .......................        6.75%      11/15/03       $  1,000,000       $    993,640
   Lehman Brothers Holdings, Inc. ................        0.00       07/28/28          3,250,000            401,570
   Morgan (J.P.) & Co., Inc. .....................        0.00       04/15/27         10,000,000          1,405,100
   Nationwide Health Properties ..................        7.90       11/20/06          5,000,000          4,643,500
   Prudential Home Mtge.Secs. Co. ................        6.75       08/25/08              8,563              8,525
   SunAmerica, Inc. ..............................        9.95       02/01/12          2,000,000          2,471,420
   Vesta Insurance Group, Inc. ...................        8.75       07/15/25          1,000,000            696,200
                                                                                                       ------------
                                                                                                         18,515,130
                                                                                                       ------------
HEALTHCARE (1.6%)
   Aventis S.A ...................................        7.75       01/15/02          1,000,000          1,005,500
   Bausch & Lomb, Inc. ...........................        6.75       12/15/04          2,500,000          2,121,900
   Bausch & Lomb, Inc. ...........................        6.38       08/01/03          2,500,000          2,264,750
                                                                                                       ------------
                                                                                                          5,392,150
                                                                                                       ------------
INDUSTRIAL (3.9%)
   Borg-Warner, Inc. .............................        8.00       10/01/19          5,000,000          3,660,450
   Clark Equipment Co. ...........................        8.35       05/15/23          1,500,000          1,557,420
   Geon Co. ......................................        7.50       12/15/15          1,000,000            992,360
   Hasbro, Inc. ..................................        8.50       03/15/06          4,000,000          3,160,000
   Owens Corning** ...............................        7.00       03/15/09          1,500,000            285,000
   Thermo Electron Corp. .........................        4.25       01/01/03          2,500,000          2,493,750
   Williams Cos., Inc. ...........................        6.50       11/15/02          1,000,000          1,001,500
                                                                                                       ------------
                                                                                                         13,150,480
                                                                                                       ------------
UTILITIES (1.5%)
   New Orleans Public Service ....................        8.00       03/01/06          1,000,000          1,000,620
   Pacific Gas & Electric Co. ....................        8.75       01/01/01          1,000,000            999,470
   UtiliCorp United, Inc. ........................        8.00       03/01/23          3,000,000          2,934,390
                                                                                                       ------------
                                                                                                          4,934,480
                                                                                                       ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $148,548,102) 41.2% ..................................................................        139,317,492
                                                                                                       ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER: (7.3%)
   American Express Credit .......................        6.35       01/05/01          6,315,000          6,308,315
   Novartis Finance Corp. ........................        6.50       01/04/01          6,000,000          5,994,581
   SBC Communications Inc. .......................        6.55       01/02/01          7,000,000          6,996,168
   Sony Capital Corp. ............................        6.54       01/03/01          5,522,000          5,517,981
                                                                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $24,817,045) 7.3% ....................................................................         24,817,045
                                                                                                       ------------
TOTAL INVESTMENTS
   (Cost: $340,365,574) 100.0% .................................................................       $338,852,936
                                                                                                       ============

----------

Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

** The issuer has filed for Chapter XI bankruptcy law protection; all interest payments due for the year 2000 were received. The total value of such securities as a percentage of the Fund's total investments as of December 31, 2000 is .24%.

      The  total  value  of  investments  rated   below-investment  grade  as  a
      percentage of the Fund's total investments as of December 31, 2000 (inclusive of those disclosed above) is .84%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2000

                                                        Shares          Value
                                                        ------       -----------
COMMON STOCKS :
BASIC MATERIALS (1.3%)
  Lone Star Technologies, Inc.* ............            40,000       $ 1,540,000
  TETRA Technologies .......................            90,000         2,868,750
                                                                     -----------
                                                                       4,408,750
                                                                     -----------
CONSUMER, CYCLICAL (17.0%)
  American Eagle Outfitters* ...............            75,000         3,168,750
  Barnes & Noble, Inc.* ....................           175,000         4,637,500
  Bed Bath & Beyond, Inc.* .................           106,500         2,382,938
  Davita Inc.* .............................           186,900         3,200,663
  Harrah's Entertainment, Inc.* ............           110,000         2,901,251
  J. Jill Group Inc.* ......................           135,000         2,092,500
  MGM Mirage ...............................           100,000         2,818,750
  P.F. Changs China Bistro Inc.* ...........            70,000         2,200,626
  Park Place Entertainment* ................           220,000         2,626,250
  Pulte Corp. ..............................            46,500         1,961,719
  Quiksilver, Inc.* ........................           150,000         2,906,250
  Reebok International Ltd.* ...............           150,000         4,101,000
  Scholastic Corp.* ........................            35,400         3,137,326
  Skechers USA Inc. Cl A* ..................           150,000         2,325,000
  Sonic Corp.* .............................           150,000         3,496,876
  The Cheesecake Factory, Inc.* ............            89,520         3,435,331
  Tiffany & Co. ............................            76,300         2,412,988
  Toll Brothers, Inc.* .....................            49,270         2,013,911
  Vans Inc.* ...............................           220,000         3,726,250
                                                                     -----------
                                                                      55,545,879
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.2%)
  Hain Celestial Group Inc.* ...............           116,500         3,786,250
                                                                     -----------
ENERGY (7.9%)
  Core Laboratories N.V.* ..................            39,800         1,087,038
  Forest Oil Corp.* ........................            35,400         1,305,376
  Grant Prideco, Inc.* .....................            88,700         1,945,856
  Grey Wolf Inc.* ..........................           141,700           832,488
  HS Resources, Inc.* ......................            51,400         2,178,075
  Kinder Morgan, Inc. ......................            89,200         4,655,125
  Midcoast Energy Res., Inc. ...............            32,450           707,816
  Murphy Oil Corp. .........................            32,700         1,976,307
  National-Oilwell Inc. ....................            55,000         2,127,813
  Ocean Energy, Inc. .......................           144,850         2,516,769
  Precision Drilling Corp.* ................            47,400         1,780,463
  Pride International, Inc.* ...............            53,800         1,324,826
  Varco International, Inc.* ...............            54,900         1,194,075
  Westport Resources Corp.* ................           100,400         2,202,526
                                                                     -----------
                                                                      25,834,553
                                                                     -----------
FINANCIAL (28.1%)
  Annuity & Life Re Holdings ...............            82,890         2,647,299
  Arden Realty Group .......................            81,800         2,055,226
  Astoria Financial Corp. ..................            56,200         3,052,362
  Berkley (W.R.) Corp. .....................           134,080         6,326,900
  Boston Private Finl. Holdings ............           224,690         4,465,713
  Boston Properties ........................           125,850         5,474,475
  Brown & Brown Inc.* ......................             1,800            63,000
  City National Corp. ......................            94,450         3,665,840
  First Essex Bancorp Inc. .................           201,970         4,052,023
  First Midwest Bancorp ....................           141,980         4,081,925
  Gallagher (Arthur J.) & Co. ..............           104,600         6,655,176
  HCC Insurance Holdings, Inc. .............           126,600         3,410,287

COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
  Hilb, Rogal & Hamilton Co. ...............           116,990         4,664,976
  Kimco Realty Corp. .......................            96,200         4,250,837
  New York Community Bancorp, Inc. .........            29,705         1,091,658
  Partnerre Ltd. ...........................            78,000         4,758,000
  RenaissanceRe Holdings Ltd. ..............            31,300         2,451,181
  Richmond County Finl. Corp. ..............           224,180         5,856,702
  SL Green Realty Corp. ....................           176,700         4,947,600
  Southwest Bancorp of Texas* ..............           111,200         4,774,650
  Spieker Properties, Inc. .................            97,500         4,887,187
  Sterling Bancshares, Inc. ................           255,870         5,053,432
  Triad Guaranty* ..........................            93,810         3,107,456
                                                                    ------------
                                                                      91,793,905
                                                                    ------------
HEALTHCARE (8.6%)
  Apria Healthcare Group, Inc.* ............           100,000         2,975,000
  Brunker Daltonics Inc.* ..................            32,000           754,000
  Ivax Corp.* ..............................            36,320         1,391,056
  Lifepoint Hospitals Inc.* ................           106,870         5,356,858
  Lincare Holdings, Inc.* ..................            52,600         3,001,487
  Minimed, Inc.* ...........................            18,000           756,563
  Oxford Health Plans, Inc.* ...............           150,000         5,925,000
  Province Healthcare Co.* .................           108,840         4,285,575
  Shire Parmaceuticals Group Plc* ..........            17,350           799,184
  Triad Hospitals, Inc.* ...................            88,000         2,865,500
                                                                    ------------
                                                                      28,110,223
                                                                    ------------
INDUSTRIAL (9.9%)
  Abgenix Inc.* ............................             7,800           460,687
  Cal Dive International, Inc.* ............            75,800         2,018,175
  D.R. Horton, Inc. ........................            83,300         2,035,643
  Documentum, Inc.* ........................            21,370         1,061,821
  Expeditors Int'l Wash., Inc. .............            36,630         1,966,573
  Forward Air Corporation* .................            81,600         3,044,700
  Goodrich (B.F.) Co. ......................            85,000         3,091,875
  Hexcel Corp.* ............................           200,000         1,787,500
  Macromedia Inc.* .........................            25,770         1,565,527
  Omi Corp.* ...............................           432,000         2,781,000
  Precision Castparts Corp. ................           139,600         5,871,925
  R.H. Donnelley Corp.* ....................           150,000         3,646,875
  Teekay Shipping Corp. ....................            72,000         2,736,000
  Trimeris Inc.* ...........................             7,620           418,147
                                                                    ------------
                                                                      32,486,448
                                                                    ------------
TECHNOLOGY (4.8%)
  3Com Corp.* ..............................           210,000         1,785,000
  Adaptec, Inc.* ...........................           175,000         1,793,750
  Computer Access Technology* ..............            71,700           734,925
  Intranet Solutions Inc. ..................             2,400           122,400
  Mapinfo Corp.* ...........................            81,070         3,830,557
  National Instruments Corp.* ..............            85,000         4,127,810
  Netegrity Inc.* ..........................            13,010           707,418
  Peregrine Systems, Inc.* .................           127,450         2,517,137
                                                                    ------------
                                                                      15,618,997
                                                                    ------------
UTILITIES (0.4%)
  NSTAR ....................................            33,800         1,449,175
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $228,446,784) 79.2% ...............                        $259,034,180
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

----------
*     Non-income producing security.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2000

                                                          Discount                       Face
                                                            Rate       Maturity         Amount          Value
                                                          --------     --------     ------------    ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (20.8%)
   Alabama Power Company .......................            6.50%      01/11/01     $  6,000,000    $  5,986,998
   American Express Credit .....................            6.35       01/05/01        6,000,000       5,993,649
   Bellsouth Capital Funding ...................            6.53       01/03/01        6,708,000       6,703,124
   DuPont (E.I.)de Nemours & Co. ...............            6.37       01/09/01        2,860,000       2,854,939
   Ford Motor Credit Puerto Rico ...............            6.56       01/03/01        5,856,000       5,851,697
   Goldman Sachs Group Inc. ....................            6.52       01/05/01        5,819,000       5,812,666
   Novartis Finance Corp. ......................            6.50       01/04/01        6,000,000       5,994,581
   Panasonic Finance America ...................            6.58       01/02/01        6,000,000       5,996,709
   SBC Communications Inc. .....................            6.55       01/02/01        6,000,000       5,996,716
   Sony Capital Corp. ..........................            6.00       01/02/01        6,000,000       5,997,000
   Verizon Network Funding .....................            6.55       01/03/01        6,770,000       6,765,069
   Washington Gas Light Co. ....................            6.55       01/09/01        4,237,000       4,229,285
                                                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $68,182,433) 20.8% ......................................................................      68,182,433
                                                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $296,629,217) 100.0% .................................................................    $327,216,613
                                                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                          Mid-Cap
                                            Money Market   All America   Equity Index   Equity Index       Bond
                                               Fund           Fund           Fund           Fund           Fund
                                           ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments at market value
  (Cost:
  Money Market Fund -- $140,896,961
  All America Fund -- $551,186,052
  Equity Index Fund -- $390,537,364
  Mid-Cap Equity Index Fund
    -- $91,704,474
   Bond Fund -- $527,520,417)
   (Notes 1 and 3) ................        $140,896,961   $800,964,034   $499,355,092   $ 94,736,128   $504,622,512
Cash ..............................               1,460      2,537,502            775         52,843             --
Interest and dividends receivable .                  --        623,356        417,728         43,131      8,444,617
Receivable for securities sold ....                  --        294,810        205,285             --            223
                                           ------------   ------------   ------------   ------------   ------------
TOTAL ASSETS ......................         140,898,421    804,419,702    499,978,880     94,832,102    513,067,352
                                           ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased ..                  --     33,753,286      1,046,647        150,750         43,252
                                           ------------   ------------   ------------   ------------   ------------
Net Assets ........................        $140,898,421   $770,666,416   $498,932,233   $ 94,681,352   $513,024,100
                                           ============   ============   ============   ============   ============
NUMBER OF SHARES
   OUTSTANDING (NOTE 4) ...........         116,965,299    303,880,278    210,264,845     78,536,625    391,918,838
                                           ============   ============   ============   ============   ============
NET ASSET VALUES, offering and
   redemption price per share .....               $1.20          $2.54          $2.37          $1.21          $1.31
                                                  =====          =====          =====          =====          =====

                                                           Short-Term      Mid-Term      Composite    Aggressive Equity
                                                            Bond Fund     Bond Fund        Fund             Fund
                                                          ------------   ------------   ------------  -----------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $12,242,440
   Mid-Term Bond Fund -- $14,674,469
   Composite Fund -- $340,365,574
   Aggressive Equity Fund -- $296,629,217)
   (Notes 1 and 3) ................................       $ 12,309,258   $ 14,003,155   $338,852,936     $327,216,613
Cash ..............................................              1,546          1,232          4,590           79,238
Interest and dividends receivable .................             91,798        195,515      2,082,585          452,654
Receivable for securities sold ....................             79,470             --             --           68,455
                                                          ------------   ------------   ------------     ------------
TOTAL ASSETS ......................................         12,482,072     14,199,902    340,940,111      327,816,960
                                                          ------------   ------------   ------------     ------------
LIABILITIES:
Payable for securities purchased ..................                 --             --             --       18,667,080
                                                          ------------   ------------   ------------     ------------
NET ASSETS ........................................       $ 12,482,072   $ 14,199,902   $340,940,111     $309,149,880
                                                          ============   ============   ============     ============
NUMBER OF SHARES OUTSTANDING (Note 4) .............         12,385,975     16,612,061    213,428,215      176,116,942
                                                          ============   ============   ============     ============
NET ASSET VALUES, offering and
   redemption price per share .....................              $1.01          $0.85          $1.60     $       1.76
                                                                 =====          =====          =====     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                      For the Years Ended December 31, 2000

                                                   Money Market    All America     Equity Index    Equity Index      Bond
                                                       Fund           Fund             Fund            Fund          Fund
                                                   ------------   -------------    ------------    ------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ....................................   $       --    $   8,086,785    $  6,227,755    $  532,092     $        --
   Interest .....................................    6,593,588        1,758,757         462,503       446,706      39,844,765
                                                    ----------    -------------    ------------    ----------     -----------
Total income ....................................    6,593,588        9,845,542       6,690,258       978,798      39,844,765
                                                    ----------    -------------    ------------    ----------     -----------
Expenses:
   Investment advisory fees (Note 2) ............      255,673        4,309,484         685,229        68,636       2,508,316
                                                    ----------    -------------    ------------    ----------     -----------
NET INVESTMENT INCOME ...........................    6,337,915        5,536,058       6,005,029       910,162      37,336,449
                                                    ----------    -------------    ------------    ----------     -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 1):
Net realized gain (loss) on investments .........       (4,025)     138,600,086      37,660,018     5,691,989       1,462,029
Net unrealized appreciation
   (depreciation) of investments ................           --     (182,303,788)    (93,485,685)    1,201,185       4,096,082
                                                    ----------    -------------    ------------    ----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................       (4,025)     (43,703,702)    (55,825,667)    6,893,174       5,558,111
                                                    ----------    -------------    ------------    ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $6,333,890    $ (38,167,644)   $(49,820,638)   $7,803,336     $42,894,560
                                                    ==========    =============    ============    ==========     ===========

                                                                                            Aggressive
                                                     Short-Term           Mid-Term           Composite             Equity
                                                        Fund                Fund                Fund                Fund
                                                    ------------        ------------        ------------        ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ................................       $         --        $         --        $  1,546,958        $  2,136,149
   Interest .................................            773,347             896,559          12,025,727           2,427,590
                                                    ------------        ------------        ------------        ------------
Total income ................................            773,347             896,559          13,572,685           4,563,739
                                                    ------------        ------------        ------------        ------------
Expenses:
   Investment advisory fees (Note 2) ........             58,120              65,962           1,750,607           2,657,452
                                                    ------------        ------------        ------------        ------------
NET INVESTMENT INCOME .......................            715,227             830,597          11,822,078           1,906,287
                                                    ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .....                (10)            (12,070)         42,074,462          52,465,466
Net unrealized appreciation
   (depreciation) of investments ............            172,976            (187,875)        (55,616,939)        (60,187,966)
                                                    ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ....................            172,966            (199,945)        (13,542,477)         (7,722,500)
                                                    ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................       $    888,193        $    630,652        $ (1,720,399)       $ (5,816,213)
                                                    ============        ============        ============        ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,
                                (except as noted)

                                             Money Market Fund              All America Fund              Equity Index Fund
                                       ---------------------------   -------------   -------------   -----------------------------
                                            2000           1999           2000            1999            2000           1999
                                       ------------   ------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ............   $  6,337,915   $  3,396,536   $   5,536,058   $   5,715,886   $   6,005,029   $   6,779,654
  Net realized gain (loss)
    on investments .................         (4,025)        (3,777)    138,600,086      77,162,086      37,660,018       9,635,146
  Unrealized appreciation
    (depreciation) of investments ..             --             --    (182,303,788)    102,305,846     (93,485,685)     79,320,773
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS ...      6,333,890      3,392,759     (38,167,644)    185,183,818     (49,820,638)     95,735,573
                                       ------------   ------------   -------------   -------------   -------------   -------------
   Capital Transactions (Note 4):
  Net proceeds from sale of shares .    250,400,600     77,687,366     185,152,725      83,233,506     113,099,379     225,737,689
  Dividends reinvested .............      6,309,195      3,399,058     165,352,359      66,717,511      47,533,185      15,035,198
  Cost of shares redeemed ..........    189,416,525)   (88,269,347)   (261,962,171)  $(115,122,933)   (147,615,772    (148,970,349)
  Dividend distributions ...........     (6,309,195)    (3,399,058)   (165,352,359)    (66,717,511)    (47,533,185)    (15,035,198)
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
ASSETS FROM CAPITAL SHARE
TRANSACTIONS .......................     60,984,075    (10,581,981)    (76,809,446)    (31,889,427)    (34,516,393)     76,767,340
                                       ------------   ------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS ..     67,317,965     (7,189,222)   (114,977,090)    153,294,391     (84,337,031)    172,502,913
NET ASSETS, BEGINNING OF YEAR ......     73,580,456     80,769,678     885,643,506     732,349,115     583,269,264     410,766,351
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET ASSETS, END OF YEAR ............   $140,898,421   $ 73,580,456   $ 770,666,416   $ 885,643,506   $ 498,932,233   $ 583,269,264
                                       ============   ============   =============   =============   =============   =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ..................   $140,765,997   $ 73,472,727   $ 527,429,423   $ 438,886,510   $ 402,584,384   $ 389,567,592
Accumulated undistributed net
  investment income (loss) .........        151,059        122,339      (2,852,745)     (2,856,016)         81,240          92,482
Accumulated undistributed net
  realized gain (loss)on investments        (18,635)       (14,610)     (3,688,244)     17,531,242     (12,551,119)     (8,694,223)
  Unrealized appreciation
  (depreciation) of investments ....             --             --     249,777,982     432,081,770     108,817,728     202,303,413
                                       ------------   ------------   -------------   -------------   -------------   -------------
NET ASSETS, END OF YEAR ............   $140,898,421   $ 73,580,456   $ 770,666,416   $ 885,643,506   $ 498,932,233   $ 583,269,264
                                       ============   ============   =============   =============   =============   =============


                                                    Mid-Cap Equity                                               Short-Term
                                                      Index Fund                   Bond Fund                      Bond Fund
                                            --------------------------  ----------------------------    ---------------------------
                                                 2000        1999(a)        2000            1999           2000           1999
                                            ------------  ------------  ------------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .................   $    910,162  $    275,981  $ 37,336,449    $ 32,777,301    $   715,227    $    932,650
  Net realized gain (loss) on investments      5,691,989       722,209     1,462,029        (732,183)           (10)        (79,368)
  Unrealized appreciation (depreciation)
    of investments ......................      1,201,185     1,830,469     4,096,082     (40,950,914)       172,976        (141,958)
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............      7,803,336     2,828,659    42,894,560      (8,905,796)       888,193         711,324
                                            ------------  ------------  ------------    ------------    -----------    ------------
Capital Transactions (Note 4):
  Net proceeds from sale of shares ......     74,233,662    52,496,765    68,706,790      74,048,382      4,723,205       3,737,066
  Dividends reinvested ..................      6,061,031       270,989    37,475,240      33,494,780        726,466         925,610
  Cost of shares redeemed ...............    (21,302,780)  (21,378,290)  (64,869,571)    (64,179,257)    (5,469,508)    (14,083,396)
  Dividend distributions ................     (6,061,031)     (270,989)  (37,475,240)    (33,494,780)      (726,466)       (925,610)
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS .............     52,930,882    31,118,475     3,837,219       9,869,125       (746,303)    (10,346,330)
                                            ------------  ------------  ------------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS .......     60,734,218    33,947,134    46,731,779         963,329        141,890      (9,635,006)
NET ASSETS, BEGINNING OF PERIOD/YEAR ....     33,947,134            --   466,292,321     465,328,992     12,340,182      21,975,188
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET ASSETS, END OF YEAR .................   $ 94,681,352  $ 33,947,134  $513,024,100    $466,292,321    $12,482,072    $ 12,340,182
                                            ============  ============  ============    ============    ===========    ============
COMPONENTS OF NET ASSETS:
  Paid-in capital .......................   $ 90,381,377  $ 31,389,464  $540,926,747    $499,614,288    $12,492,714    $ 12,512,551
  Accumulated undistributed net
    investment income (loss) ............         10,525         4,992      (753,632)       (791,947)         9,026          20,265
  Accumulated undistributed net
    realized gain (loss) on investments .      1,257,796       722,209    (4,251,110)     (5,536,033)       (86,486)        (86,476)
  Unrealized appreciation (depreciation)
    of investments ......................      3,031,654     1,830,469   (22,897,905)    (26,993,987)        66,818        (106,158)
                                            ------------  ------------  ------------    ------------    -----------    ------------
NET ASSETS, END OF YEAR .................   $ 94,681,352  $ 33,947,134  $513,024,100    $466,292,321    $12,482,072    $ 12,340,182
                                            ============  ============  ============    ============    ===========    ============

----------
(a)   For the period May 3, 1999  (Commencement  of  Operations) to December 31,
      1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                     Mid-Term
                                                     Bond Fund                Composite Fund             Aggressive Equity Fund
                                            -------------------------   ------------   ------------   -------------   ------------
                                                2000          1999          2000           1999            2000           1999
                                            -----------   -----------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .................   $   830,597   $   794,000   $ 11,822,078   $ 11,002,122   $   1,906,287   $     14,954
  Net realized gain (loss) on investments       (12,070)        2,624     42,074,462     16,247,481      52,465,466     21,546,315
  Unrealized appreciation (depreciation)
  of investments ........................      (187,875)     (606,489)   (55,616,939)    21,612,218     (60,187,966)    59,604,813
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............       630,652       190,135     (1,720,399)    48,861,821      (5,816,213)    81,166,082
                                            -----------   -----------   ------------   ------------   -------------   ------------
  Capital Transactions (Note 4):
  Net proceeds from sale of shares ......     5,155,644     3,463,522     31,538,952     12,591,610     162,396,998     52,349,524
  Dividends reinvested ..................       838,802       803,987     54,032,821     25,503,136      55,112,517         14,891
  Cost of shares redeemed ...............    (4,769,977)   (5,900,378)   (52,735,710)   (33,797,510)   (125,698,787)   (60,660,553)
  Dividend distributions ................      (838,802)     (803,987)   (54,032,821)   (25,503,136)    (55,112,517)       (14,891)
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS .............       385,667    (2,436,856)   (21,196,758    (21,205,900)     36,698,211     (8,311,029)
                                            -----------   -----------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS .......     1,016,319    (2,246,721)   (22,917,157     27,655,921      30,881,998     72,855,053
NET ASSETS, BEGINNING OF YEAR ...........    13,183,583    15,430,304    363,857,268    336,201,347     278,267,882    205,412,829
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET ASSETS, END OF YEAR .................   $14,199,902   $13,183,583   $340,940,111   $363,857,268   $ 309,149,880   $278,267,882
                                            ===========   ===========   ============   ============   =============   ============
Components of Net Assets:
  Paid-in capital .......................   $16,139,469   $14,915,000   $344,275,881   $311,439,818   $ 281,674,040   $189,863,312
  Accumulated undistributed net
    investment income (loss) ............       (72,311)      (64,106)       725,146        695,713          16,619        (10,389)
  Accumulated undistributed net realized
    gain (loss) on investments ..........    (1,195,942)   (1,183,872)    (2,548,278)    (2,382,564)     (3,128,175)    (2,360,403)
  Unrealized appreciation (depreciation)
    of investments ......................      (671,314)     (483,439)    (1,512,638)    54,104,301      30,587,396     90,775,362
                                            -----------   -----------   ------------   ------------   -------------   ------------
NET ASSETS, END OF YEAR .................   $14,199,902   $13,183,583   $340,940,111   $363,857,268   $ 309,149,880   $278,267,882
                                            ===========   ===========   ============   ============   =============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2000, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.

                                                                                              Money Market Fund
                                                                            ------------------------------------------------------
                                                                                          Years Ended December 31,
                                                                            ------------------------------------------------------
                                                                             2000        1999        1998        1997        1996
                                                                            ------      ------      ------      ------      ------
Net Asset Value, Beginning of Year ....................................     $ 1.19      $ 1.18      $ 1.18      $ 1.19      $ 1.18
                                                                            ------      ------      ------      ------      ------
Income From Investment Operations:
  Net Investment Income ...............................................       0.07        0.06        0.06        0.07        0.06

  Net Gains or (Losses) on Securities realized and unrealized .........         --          --          --          --          --
                                                                            ------      ------      ------      ------      ------
Total From Investment Operations ......................................       0.07        0.06        0.06        0.07        0.06
                                                                            ------      ------      ------      ------      ------
Less: Dividend Distributions:
  From Net Investment Income ..........................................      (0.06)      (0.05)      (0.06)      (0.08)      (0.05)
                                                                            ------      ------      ------      ------      ------
Total Distributions ...................................................      (0.06)      (0.05)      (0.06)      (0.08)      (0.05)
                                                                            ------      ------      ------      ------      ------
Net Asset Value, End of Year ..........................................     $ 1.20      $ 1.19      $ 1.18      $ 1.18      $ 1.19
                                                                            ======      ======      ======      ======      ======
Total Return (%) ......................................................        6.2         5.1         5.4         5.5         5.3

Net Assets, End of Year ($ millions) ..................................        141          74          81          68          78

Ratio of Expenses to Average Net Assets (%) ...........................       0.25        0.25        0.25        0.25        0.25

Ratio of Net Investment Income to Average Net Assets (%) ..............       6.17        4.93        5.26        5.32        5.21

Portfolio Turnover Rate(a) ............................................        N/A         N/A         N/A         N/A         N/A

----------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                             All America Fund
                                                                            --------------------------------------------------
                                                                                         Years Ended December 31,
                                                                            --------------------------------------------------
                                                                             2000       1999       1998       1997       1996
                                                                            ------     ------     ------     ------     ------
Net Asset Value, Beginning of Year .....................................    $ 3.37     $ 2.90     $ 2.71     $ 2.44     $ 2.13
                                                                            ------     ------     ------     ------     ------
Income From Investment Operations:
  Net Investment Income ................................................      0.03       0.02       0.03       0.03       0.03

  Net Gains or (Losses) on Securities realized and unrealized ..........     (0.19)      0.72       0.54       0.62       0.41
                                                                            ------     ------     ------     ------     ------
Total From Investment Operations .......................................     (0.16)      0.74       0.57       0.65       0.44
                                                                            ------     ------     ------     ------     ------
Less Dividend Distributions:
  From Net Investment Income ...........................................     (0.02)     (0.03)     (0.03)     (0.03)     (0.03)

  From Capital Gains ...................................................     (0.65)     (0.24)     (0.35)     (0.35)     (0.10)
                                                                            ------     ------     ------     ------     ------

Total Distributions ....................................................     (0.67)     (0.27)     (0.38)     (0.38)     (0.13)
                                                                            ------     ------     ------     ------     ------

Net Asset Value, End of Year ...........................................    $ 2.54     $ 3.37     $ 2.90     $ 2.71     $ 2.44
                                                                            ======     ======     ======     ======     ======

Total Return (%) .......................................................      -5.0       25.8       21.3       26.8       20.7

Net Assets, End of Year ($ millions) ...................................       771        886        732        700        637

Ratio of Expenses to Average Net Assets (%) ............................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) ...............      0.64       0.73       0.84       0.98       1.26

Portfolio Turnover Rate (%)(a) .........................................     90.00      30.03      40.47      28.64      28.35

----------
(a) Portfolio turnover rate excludes all short-term securities.


                                       73

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                             Mid-Cap Equity
                                                                   Equity Index Fund                           Index Fund
                                                         -----------------------------------------------    ----------------
                                                                           Years Ended December 31,
                                                         -------------------------------------------------------------------
                                                          2000      1999      1998      1997      1996       2000     1999(b)
                                                         ------    ------    ------    ------    -------    ------    ------
Net Asset Value, Beginning of Period/Year ............   $ 2.88    $ 2.45    $ 2.08    $ 1.59    $  1.35    $ 1.11    $ 1.00
                                                         ------    ------    ------    ------    -------    ------    ------
Income From Investment Operations:
  Net Investment Income ..............................     0.06      0.03      0.03      0.03       0.03      0.02      0.01
                                                         ------    ------    ------    ------    -------    ------    ------
  Net Gains or (Losses) on Securities
    realized and unrealized ..........................    (0.32)     0.48      0.54      0.50       0.27      0.17      0.11
                                                         ------    ------    ------    ------    -------    ------    ------

Total From Investment Operations .....................    (0.26)     0.51      0.57      0.53       0.30      0.19      0.12
                                                         ------    ------    ------    ------    -------    ------    ------
Less Dividend Distributions:
  From Net Investment Income .........................    (0.03)    (0.03)    (0.03)    (0.03)     (0.03)    (0.01)    (0.01)

  From Capital Gains .................................    (0.22)    (0.05)    (0.17)    (0.01)     (0.03)    (0.08)       --
                                                         ------    ------    ------    ------    -------    ------    ------

Total Distributions ..................................    (0.25)    (0.08)    (0.20)    (0.04)     (0.06)    (0.09)    (0.01)
                                                         ======    ======    ======    ======    =======    ======    ======

Net Asset Value, End of Period/Year ..................   $ 2.37    $ 2.88    $ 2.45    $ 2.08    $  1.59    $ 1.21    $ 1.11
                                                         ======    ======    ======    ======    =======    ======    ======

Total Return (%) .....................................     -9.0      20.6      28.6      33.1       22.7      16.7      11.8

Net Assets, End of Period/Year ($ millions) ..........      499       583       411       237        102        95        34

Ratio of Expenses to Average Net Assets (%) ..........     0.13      0.13      0.13      0.13       0.13      0.13      0.13(a)

Ratio of Net Investment Income to

  Average Net Assets (%) .............................     1.09      1.34      1.57      1.86       2.19      1.65      1.70(a)

Portfolio Turnover Rate (%)(c) .......................    10.78      6.89     11.68     14.17       5.85     50.10     31.67

----------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                Bond Fund
                                                                            --------------------------------------------------
                                                                                        Years Ended December 31,
                                                                            --------------------------------------------------
                                                                             2000       1999       1998       1997       1996
                                                                            ------     ------     ------     ------     ------
Net Asset Value, Beginning of Year .....................................    $ 1.30     $ 1.42     $ 1.43     $ 1.38     $ 1.43
                                                                            ------     ------     ------     ------     ------

Income From Investment Operations:

  Net Investment Income ................................................      0.15       0.10       0.10       0.09       0.09

  Net Gains or (Losses) on Securities realized and unrealized ..........     (0.04)     (0.12)        --       0.06      (0.04)
                                                                            ------     ------     ------     ------     ------

Total From Investment Operations .......................................      0.11      (0.02)      0.10       0.15       0.05
                                                                            ------     ------     ------     ------     ------

Less Dividend Distributions:

  From Net Investment Income ...........................................     (0.10)     (0.10)     (0.10)     (0.09)     (0.09)

  From Capital Gains ...................................................        --         --      (0.01)     (0.01)     (0.01)
                                                                            ------     ------     ------     ------     ------

Total Distributions ....................................................     (0.10)     (0.10)     (0.11)     (0.10)     (0.10)
                                                                            ------     ------     ------     ------     ------

Net Asset Value, End of Year ...........................................    $ 1.31     $ 1.30     $ 1.42     $ 1.43     $ 1.38
                                                                            ======     ======     ======     ======     ======

Total Return (%) .......................................................       8.9       -1.9        7.2       10.4        3.5

Net Assets, End of Year ($ millions) ...................................       513        466        465        414        329

Ratio of Expenses to Average Net Assets (%) ............................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) ...............      7.40       7.11       6.73       6.69       6.70

Portfolio Turnover Rate (%)(a) .........................................     18.42      29.32      21.60      57.71      30.14

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  Short-Term Bond Fund                        Mid-Term Bond Fund
                                       ------------------------------------------   -------------------------------------------
                                                Years Ended December 31,                   Years Ended December 31,
                                       ------------------------------------------   -------------------------------------------
                                        2000     1999     1998     1997     1996     2000     1999     1998     1997      1996
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Net Asset Value, Beginning of Year ..  $ 0.99   $ 1.03   $ 1.02   $ 1.03   $ 1.02   $ 0.87   $ 0.91   $ 0.90   $ 0.90   $  1.00
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------

Income From Investment Operations:
  Net Investment Income .............    0.09     0.09     0.05     0.07     0.04     0.08     0.05     0.05     0.05      0.14

  Net Gains or (Losses) on Securities
    realized and unrealized .........   (0.01)   (0.04)    0.01    (0.01)    0.01    (0.05)   (0.04)    0.01     0.01     (0.10)
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Total From Investment Operations ....    0.08     0.05     0.06     0.06     0.05     0.03     0.01     0.06     0.06      0.04
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Less Dividend Distributions:
  From Net Investment Income ........   (0.06)   (0.09)   (0.05)   (0.07)   (0.04)   (0.05)   (0.05)   (0.05)   (0.06)    (0.14)

  From Capital Gains ................      --       --       --       --       --       --       --       --       --        --
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Total Distributions .................   (0.06)   (0.09)   (0.05)   (0.07)   (0.04)   (0.05)   (0.05)   (0.05)   (0.06)    (0.14)
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Net Asset Value, End of Year ........  $ 1.01   $ 0.99   $ 1.03   $ 1.02   $ 1.03   $ 0.85   $ 0.87   $ 0.91   $ 0.90   $  0.90
                                       ======   ======   ======   ======   ======   ======   ======   ======   ======   =======
Total Return (%) ....................     7.8      4.2      5.7      6        4.9      4.8      1.4      6.4      7.3       3.9

Net Assets, End of Year ($ millions)       12       12       22       15       16       14       13       15       15        13

Ratio of Expenses to Average
  Net Assets (%) ....................    0.50     0.50     0.50     0.50     0.50     0.50     0.50     0.50     0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) ............    6.10     5.48     5.46     5.81     5.42     6.26     5.75     5.76     5.87       5.8

Portfolio Turnover Rate (%)(a) ......   45.01    44.68    91.35    74.95     6.68    10.57    10.28    23.09    12.89    144.55

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                       Composite Fund                         Aggressive Equity Fund
                                        -------------------------------------------  ---------------------------------------------
                                                   Years Ended December 31,                  Years Ended December 31,
                                        -------------------------------------------  ---------------------------------------------
                                          2000     1999     1998     1997     1996     2000      1999     1998      1997     1996
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Net Asset Value, Beginning of Year ..   $  1.91   $ 1.78   $ 1.62  $  1.77   $ 1.81  $  2.16   $  1.51   $  1.61   $ 1.47  $  1.35
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Income From Investment Operations:
  Net Investment Income .............      0.10     0.06     0.07     0.07     0.07     0.01        --        --     0.01     0.01

  Net Gains or (Losses) on Securities
    realized and unrealized .........     (0.11)    0.21     0.17     0.24     0.14    (0.04)     0.65     (0.09)    0.31     0.36
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Total From Investment Operations ....     (0.01)    0.27     0.24     0.31     0.21    (0.03)     0.65     (0.09)    0.32     0.37
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Less Dividend Distributions:
  From Net Investment Income ........     (0.07)   (0.06)   (0.07)   (0.07)   (0.08)   (0.01)       --        --    (0.01)   (0.01)

  From Capital Gains ................     (0.23)   (0.08)   (0.01)   (0.39)   (0.17)   (0.36)       --     (0.01)   (0.17)   (0.24)
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Total Distributions .................     (0.30)   (0.14)   (0.08)   (0.46)   (0.25)   (0.37)       --     (0.01)   (0.18)   (0.25)
                                        -------   ------   ------  -------   ------  -------   -------   -------   ------  -------
Net Asset Value, End of Year ........   $  1.60 $   1.91   $ 1.78  $  1.62   $ 1.77  $  1.76   $  2.16   $  1.51   $ 1.61  $  1.47
                                        =======   ======   ======  =======   ======  =======   =======   =======   ======  =======
Total Return (%) ....................      -0.5     15.2     14.5     17.7     11.9     -1.2      43.3      -5.1     21.2     27.1

Net Assets, End of Year ($ millions)        341      364      336      305      283      309       278       205      287      136

Ratio of Expenses to Average
  Net Assets (%) ....................      0.50     0.50     0.50     0.50     0.50     0.85      0.85      0.85     0.85     0.85

Ratio of Net Investment Income
  to Average Net Assets (%) .........      3.36     3.23     3.68     3.57     3.63     0.61      0.01      0.18     0.33     0.45

Portfolio Turnover Rate (%)(a) ......    161.01    99.41    73.85   104.04    69.79   162.44    134.62    144.05    80.94   103.68

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: a Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, and Aggressive Equity Fund.

      Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies issued by these companies. As of December 31, 2000, Mutual of America Life owned 99.95%, and American Life .05%, respectively, of the Investment Company's aggregate outstanding shares.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      In 2000, the Financial Accounting Standards Board (FASB) deferred the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". The Investment Company will be required to adopt implementation of SFAS No. 133 and related SFAS No. 138 effective January 1, 2001. Implementation, however, is not expected to have a material impact on its financial position or results of operations.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or, if no sale, at the latest available bid price.

            Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

            Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Security Transactions -- Security transactions are recorded based on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

      Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

      A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $157,804 or 4.6% of the Investment Company's total commissions.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures for the year ended December 31, 2000 was as follows:

                                                                                                      Mid-Cap
                                                             All America        Equity Index        Equity Index            Bond
                                                                Fund                Fund                Fund                Fund
                                                            ------------        ------------        ------------        ------------
Cost of investment purchases .......................        $753,754,324        $ 58,481,684        $ 73,158,488        $139,854,491
                                                            ============        ============        ============        ============
Proceeds from sales of investments .................        $801,668,822        $ 78,252,034        $ 24,333,390        $ 89,132,903
                                                            ============        ============        ============        ============

                                                             Short-Term           Mid-Term           Composite          Aggressive
                                                             Bond Fund            Bond Fund             Fund            Equity Fund
                                                            ------------        ------------        ------------        ------------
Cost of investment purchases .......................        $  6,523,328        $  1,309,010        $536,657,336        $450,300,756
                                                            ============        ============        ============        ============
Proceeds from sales of investments .................        $  4,858,081        $  1,420,530        $561,979,379        $451,573,249
                                                            ============        ============        ============        ============

      The cost of short-term security purchases for the Money Market Fund for the period was $1,117,931,256; net proceeds from sales and redemptions for the period was $1,057,079,200.

      At December 31, 2000 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                                        Mid-Cap
                                                        Money         All America     Equity Index    Equity Index        Bond
                                                     Market Fund          Fund            Fund            Fund            Fund
                                                     -----------      ------------    ------------    ------------    ------------
Aggregate gross unrealized appreciation ..........    $       --      $299,572,784    $151,574,584    $ 11,135,075    $  7,883,706
Aggregate gross unrealized depreciation ..........            --        49,794,802      42,756,857       8,103,421      30,781,611
                                                      ----------      ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) .......    $       --      $249,777,982    $108,817,728    $  3,031,654    $(22,897,905)
                                                      ==========      ============    ============    ============    ============

                                               Short-Term     Mid-Term      Composite      Aggressive
                                               Bond Fund     Bond Fund        Fund        Equity Fund
                                               ----------   ----------    ------------    ------------
Aggregate gross unrealized appreciation ....   $  130,858   $   61,123    $ 18,081,587    $ 44,492,670

Aggregate gross unrealized depreciation ....       64,040      732,437      19,594,225      13,905,274
                                               ----------   ----------    ------------    ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)..   $   66,818   $ (671,314)   $ (1,512,638)   $ 30,587,396
                                               ==========   ==========    ============    ============

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                        Authorized No. of Shares
                                                        ------------------------

     Money Market Fund ...............................         175,000,000
     All America Fund ................................         500,000,000
     Equity Index Fund ...............................         275,000,000
     Mid-Cap Equity Index Fund .......................         150,000,000
     Bond Fund .......................................         425,000,000
     Short-Term Bond Fund ............................          50,000,000
     Mid-Term Bond Fund ..............................          75,000,000
     Composite Fund ..................................         300,000,000
     Aggressive Equity Fund ..........................         500,000,000
                                                             -------------
         Sub-Total ...................................       2,450,000,000
     Shares to be allocated at the discretion of
       the Board of Directors ........................         550,000,000
                                                             -------------
         Total .......................................       3,000,000,000
                                                             =============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)

Transactions in shares were as follows:

                                              For the Year Ended December 31, 2000
                                   ---------------------------------------------------------
                                                                                  Mid-Cap
                                   Money Market   All America   Equity Index    Equity Index
                                       Fund          Fund          Fund             Fund
                                   ------------   ----------    -----------    ------------
Shares issued .................... 203,990,583    53,663,517    40,099,189     60,343,731
Shares issued to shareholders as
  reinvestment of dividends ......   5,238,322    63,141,755    19,925,652      4,968,459
                                   -----------   -----------    ----------     ----------
Total ............................ 209,228,905   116,805,272    60,024,841     65,312,190
Shares redeemed .................. 154,270,167    75,889,320    52,221,946     17,400,220
                                   -----------   -----------    ----------     ----------
Net increase (decrease) ..........  54,958,738    40,915,952     7,802,895     47,911,970
                                   ===========   ===========    ==========     ==========

                                                                For the Year Ended December 31, 2000
                                           --------------------------------------------------------------------------------
                                              Bond           Short-Term        Mid-Term         Composite       Aggressive
                                              Fund           Bond Fund         Bond Fund          Fund          Equity Fund
                                           -----------      -----------       -----------      -----------      -----------
Shares issued ...........................   51,809,688        4,603,778         5,838,625       16,652,862       71,595,986
Shares issued to shareholders as
  reinvestment of dividends .............   28,564,191          720,302           981,290       33,540,328       31,396,553
                                           -----------      -----------       -----------      -----------      -----------
Total ...................................   80,373,879        5,324,080         6,819,915       50,193,190      102,992,539
Shares redeemed .........................   47,929,853        5,370,273         5,423,994       27,735,785       55,623,331
                                           -----------      -----------       -----------      -----------      -----------
Net increase (decrease) .................   32,444,026          (46,193)        1,395,921       22,457,405       47,369,208
                                           ===========      ===========       ===========      ===========      ===========

                                                                                                       For the Period
                                                                                                         May 3, 1999
                                                                                                        (Commencement
                                                                                                      of Operations) to
                                                     For the Year Ended December 31, 1999             December 31, 1999
                                             -----------------------------------------------------    -----------------
                                                                                                           Mid-Cap
                                             Money Market         All America         Equity Index       Equity Index
                                                Fund                 Fund                Fund               Fund
                                             -----------          -----------         ------------       ------------
Shares issued ..........................      63,634,312           26,871,914          85,556,238        51,089,629
Shares issued to shareholders as
  reinvestment of dividends ............       2,863,402           19,858,138           5,218,940           244,467
                                             -----------          -----------         -----------       -----------
Total ..................................      66,497,714           46,730,052          90,775,178        51,334,096
Shares redeemed ........................      72,686,300           36,650,147          55,873,134        20,709,447
                                             -----------          -----------         -----------       -----------
Net increase (decrease) ................      (6,188,586)          10,079,905          34,902,044        30,624,649
                                             ===========          ===========         ===========       ===========

                                                                         For the Year Ended December 31, 1999
                                                  ---------------------------------------------------------------------------------
                                                     Bond           Short-Term        Mid-Term          Composite       Aggressive
                                                     Fund           Bond Fund         Bond Fund           Fund          Equity Fund
                                                  -----------      -----------       -----------       -----------      -----------
Shares issued ..............................       52,627,528        3,533,532         3,777,841         6,838,024       31,324,123
Shares issued to shareholders as
  reinvestment of dividends ................       25,821,845          931,780           927,940        13,403,919            6,890
                                                  -----------      -----------       -----------       -----------      -----------
Total ......................................       78,449,373        4,465,312         4,705,781        20,241,943       31,331,013
Shares redeemed ............................       45,614,884       13,384,219         6,441,747        18,269,859       38,746,093
                                                  -----------      -----------       -----------       -----------      -----------
Net increase (decrease) ....................       32,834,489       (8,918,907)       (1,735,966)        1,972,084       (7,415,080)
                                                  ===========      ===========       ===========       ===========      ===========

5. DIVIDENDS

      On December 29, 2000 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 15, 2000 the remaining required distributions relating to the 1999 Internal Revenue Sec. 855 (a) elections were declared for each of the Funds and paid on September 15, 2000. All dividend distributions are immediately reinvested in additional shares of each respective Fund.

                                                                                                        Mid-Cap
                                                Money Market       All America      Equity Index      Equity Index         Bond
                                                   Fund               Fund             Fund               Fund             Fund
                                                ------------      ------------      ------------      ------------      ------------
Net investment income ....................      $  6,309,195      $  5,532,787      $  6,016,271      $    904,629      $ 37,298,134
Net realized capital gains ...............                --       159,819,572        41,516,914         5,156,402           177,106
                                                ------------      ------------      ------------      ------------      ------------
Total dividends ..........................      $  6,309,195      $165,352,359      $ 47,533,185      $  6,061,031      $ 37,475,240
                                                ============      ============      ============      ============      ============
Increase in number of shares .............         5,238,322        63,141,755        19,925,652         4,968,459        28,625,739
                                                ============      ============      ============      ============      ============

                                                                   Short-Term        Mid-Term           Composite       Aggressive
                                                                     Fund            Bond Fund            Fund          Equity Fund
                                                                  ------------      ------------       -----------      ------------
Net investment income ..........................                  $    726,466      $    838,802       $11,792,645      $  1,879,279
Net realized capital gains .....................                            --                --        42,240,176        53,233,238
                                                                  ------------      ------------       -----------      ------------
TOTAL DIVIDENDS ................................                  $    726,466      $    838,802       $54,032,821      $ 55,112,517
                                                                  ============      ============       ===========      ============
Increase in number of shares ...................                       720,302           981,290        33,540,328        31,396,553
                                                                  ============      ============       ===========      ============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Shareholders of Mutual of America Investment Corporation:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (comprising, respectively, the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers; when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Mutual of America Investment
Corporation as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2001

                            PART C. OTHER INFORMATION

Item 23. Exhibits


  1(a)      Articles   of   Incorporation   of  Mutual  of  America   Investment
            Corporation (the "Investment Company") (1)
  1(b)      Articles of Amendment, dated September 22, 1986 (4)
  1(c)      Articles Supplementary, dated July 25, 1988 (4)
  1(d)      Articles Supplementary, dated February 16, 1993 (4)
  1(e)      Articles Supplementary, dated October 4, 1993 (4)
  1(f)      Articles Supplementary, dated April 5, 1994 (4)
  1(g)      Articles Supplementary, dated April 13, 1995 (4)
  1(h)      Articles Supplementary, dated September 16, 1997 (4)
  1(i)      Articles Supplementary, dated April 6, 1999 (3)
  2(a)      By-Laws of the Investment Company (4)
  2(b)      Revision to Article II, Section 2.2 and Article III,  Section 3.4 of
            the By-Laws (4)
  2(c)      Revision to Article III, Section 3.8 of the By-Laws (4)
  4(a)      Investment  Advisory  Agreement,  between the Investment Company and
            Mutual of America Life Insurance  Company ("Mutual of America"),  as
            investment adviser (4)
  4(b)      Assumption  Agreement,  between  Mutual  of  America  and  Mutual of
            America  Capital   Management   Corporation  (the   "Adviser"),   as
            investment adviser (4)
  4(c)      Supplement  AA  to  Investment  Advisory   Agreement,   between  the
            Investment Company and the Adviser (4)
  4(d)      Supplement  AE  to  Investment  Advisory   Agreement,   between  the
            Investment  Company and the Adviser (4) 4(e) Supplement dated May 1,
            1999  to  Investment  Advisory  Agreement,  between  the  Investment
            Company and the Adviser (2)
  4(f)      Subadvisory   Agreement,   between   the   Adviser  and  Fred  Alger
            Management, Inc. (4)
  4(g)      Subadvisory Agreement, between the Adviser and Oak Associates (4)
  4(h)      Subadvisory  Agreement,  between the  Adviser  and  Palley-Needelman
            Asset Management, Inc. (4)
  5         Distribution Agreement, between the Investment Company and Mutual of
            America, as Distributor (1)
  7         Custody  Agreement,  between  the  Investment  Company and the Chase
            Manhattan Bank (4)
  9(a)      Consent  and  Opinion  of General  Counsel  for  Equity  Index,  All
            America,  Agressive Equity,  Composite,  Bond, Mid-Term Bond, Short-
            Term Bond and Money Market Funds, as restated (4)
  9(b)      Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund
            shares (3)
  10(a)     Consent of Arthur Andersen LLP
  10(b)     Consent of Swidler Berlin Shereff Friedman LLP
  10(c)(i)  Powers of Attorney of Ms. Morrissey and Messrs. Altstadt,  Flanagan,
            Mertz and Nolan (4)
  10(c)(ii) Power of Attorney of Robert J. McGuire (5)
  16(a)     Code of Ethics of Mutual of America Investment Corporation
  16(b)     Code of Ethics of Mutual of America Capital Management Corporation
  16(c)     Code of Ethics of Fred Alger Management, Inc.
  16(d)     Code of Ethics of Oak Associates, Ltd.
  16(e)     Code of Ethics of Mutual of America Life Insurance Company

----------
(1) Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995
(2) Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999
(3) Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999
(4) Included in Post-Effective Amendment No. 17 filed with the Commission on June 4, 1999
(5) Included in Post-Effective Amendment No. 18 filed with the Commission on March 2, 2000

Item 24. Persons Controlled By or Under Common Control with Registrant

      The Adviser is an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company (Mutual of America Life). Mutual of America Life is a New York mutual life insurance company, and as such no person has the direct of indirect power to control Mutual of America Life except by virtue of a persons capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America Life has the right to vote for the election of directors of Mutual of America Life at annual elections and upon other corporate matters where policyholders' votes are taken. Mutual of America Life directly or indirectly owns the following companies:

      Mutual of America Life Insurance Company, a New York mutual insurance company, wholly owns

      o     Mutual of America, a Delaware corporation, and

      o Mutual of America Foundation, a New York not-for-profit corporation.

      Mutual of America Holding Company, Inc. wholly owns

      o     Mutual  of   America   Securities   Corporation,   a  Delaware
            corporation, and

      o     Mutual  of  America  Capital   Management   Corporation   (the
            Adviser), a Delaware corporation.

      Mutual of America Life Insurance Company, through its separate accounts, owns substantially all of Registrant's shares.

      Mutual of America Life Insurance Company currently owns a majority of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.


Item 25. Indemnification

      Articles of Incorporation of the Investment Company. The Articles of Incorporation of the Investment Company provide in substance that no director or officer of the Investment Company shall be liable to the Investment Company or its shareholders for money damages, unless the director or officer is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office.

      By-Laws of the Fund. The By-Laws of the Investment Company provide for the indemnification of present and former officers and directors of the Investment Company against liability by reason of service to the Investment Company, unless the officer or director is subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (Disabling Conduct). No indemnification shall be made to an officer or director unless there has been a final adjudication on the merits, a dismissal of a proceeding for insufficiency of evidence of Disabling Conduct, or a reasonable determination has been made that no Disabling Conduct occurred. The Investment Company may advance payment of expenses only if the officer or director to be indemnified undertakes to repay the advance unless indemnification is made and if one of the following applies: the officer of director provides a security for his or her undertaking, the Investment Company is insured against losses from any lawful advances, or a reasonable determination has been made that there is reason to believe the officer or director ultimately will be entitled to indemnification.

      Insurance. Coverage for officers and director of the Adviser, Distributor and the Investment Company is provided under an Investment Management insurance policy issued by American International Specialty Lines Insurance Company, with excess coverage by Chubb custom Insurance Company, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under the policy per year is $10 million, with a $200,000 deductible per entity insured and a $1,000 deductible for individual insureds.

      By-Laws of the Adviser. The By-Laws of Mutual of America Capital Management Corporation, the Investment Company's Adviser, provide for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers and directors of the fund and the Adviser are indemnified by the Adviser for their services in connection with the Investment Company to the extent set forth in the By-Laws.

      By-Laws of the Distributor. The By-laws of Mutual of America Securities Corporation, the principal underwriter and distributor for the fund, provide for the indemnification by the Corporation of present and former directors and officers of the Corporation and of any organization for which service is rendered at the request of the Corporation and permits the advance payment of expenses in certain circumstances for covered persons in connection with suits by third parties and derivative suits. Each covered person must have acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. If in connection with a derivative suit a covered person shall have been adjudged to be liable to the Corporation, indemnification shall not be made unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is entitled to indemnity. Thus, the officers and directors of the Distributor are indemnified by the Distributor for their services in connection with the Investment Company to the extent set forth in the By-Laws.

      Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its it against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

      Mutual of America Capital Management Corporation (the "Adviser") is the investment adviser to the Investment Company, and is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions with the Adviser of each Director and officer of the Adviser is set forth below.


                                                   Positions                Principal Occupation
Name                                              With Adviser              During Past Two Years
----                                         ---------------------          ---------------------
Thomas J. Moran ..........................   Director, Chairman of       President, Chief Executive
320 Park Avenue                                 the Board                Officer and Director of Mutual of
NY, NY 10022                                                             America Life

F. Harlan Batrus .........................   Director                    Partner, Lazard Freres & Co.
30 Rockefeller Plaza
NY, NY 10020

Theresa A. Bischoff ......................   Director                    President, NYU Hospitals Center
500 First Avenue
NY, NY 10016

Robert X. Chandler .......................   Director                    Director, Development Office,
Director, Development                                                    Archdiocese of Boston
Office Archdiocese of
Boston 2121 Commonwealth
Avenue Brighton, MA 02135

Nathaniel A. Davis .......................   Director                    Vice President, Network
17680 Old Meadow Rd                                                      Engineering Operations, Nextel
McLean, VA 22102                                                         Communications
Anthony F. Earley ........................   Director                    Chairman, President and Chief
Detroit Edison Company                                                   Operating Officer, Detroit Edison Co.
2000 Second Avenue
Room 2407 WCB
Detroit, MI 48226


                                                   Positions                Principal Occupation
Name                                              With Adviser              During Past Two Years
----                                         ---------------------          ---------------------

William T. Knowles .......................   Director                    Consultant
Orr's Island, ME 04066
Walter A. McDougal .......................   Director                    Former Chairman and President,
Garden City, NY 11530                                                    Richmond Hill Savings Bank
James E. Quinn ...........................   Director                    Vice Chairman, Tiffany & Co.
757 Fifth Avenue
NY, NY 10022

Richard J. Ciecka ........................   President, Chief            President and Chief Executive
320 Park Avenue                                 Executive Officer        Officer of the Adviser
NY, NY 10022                                    and Director

Manfred Altstadt .........................   Senior Executive Vice       Senior Executive Vice President
320 Park Avenue                                 President and Chief      and Chief Financial Officer of Mutual
NY, NY 10022                                    Financial Officer        of America Life

Patrick A. Burns .........................   Senior Executive Vice       Senior Executive Vice President
320 Park Avenue                                 President and General    and General Counsel of Mutual of
NY, NY 10022                                    Counsel                  America Life

Amir Lear ................................   Executive Vice President    Senior Vice President, Mutual of
320 Park Avenue                                 and Assistant to the     America Life
NY, NY 10022                                    President and Chief
                                                Executive Officer

Andrew L. Heiskell .......................   Executive Vice President    Executive Vice President of the
320 Park Avenue                                                          Adviser
NY, NY 10022

Thomas J. Larsen .........................   Executive Vice President    Executive Vice President of the
320 Park Avenue                                                          Adviser
NY, NY 10022

Joseph Brunken ...........................   Senior Vice President       Senior Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Mary E. Canning ..........................   Senior Vice President       Senior Vice President of the
320 Park Avenue                                                          Adviser
NY, NY 10022

Susan J. Ferber ..........................   Senior Vice President       Senior Vice President of the
320 Park Avenue                                                          Adviser
NY, NY 10022

David W. Johnson .........................   Senior Vice President       Senior Vice President of the
320 Park Avenue                                                          Adviser since July 2000; prior
NY, NY 10022                                                             thereto, Director, Fixed Income, ABN
                                                                         AMRO Inc.

Stanley M. Lenkowicz .....................   Senior Vice President,      Senior Vice President and Deputy
320 Park Avenue                                 Deputy General           General Counsel, Mutual of
NY, NY 10022                                    Counsel and Secretary    America Life
Nancy McAvey                                 Senior Vice President       Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Phillip McMahon ..........................   Senior Vice President       Vice President of the Adviser
320 Park Avenue                                                          until February 2000; prior thereto,
NY, NY 10022                                                             Equity Securities Analyst

John P. Middleton ........................   Senior Vice President       Senior Vice President of the
320 Park Avenue                                                          Adviser since May 1999; prior
NY, NY 10022                                                             thereto, Vice President, Raymond
                                                                         James & Associates



                                                   Positions                Principal Occupation
Name                                              With Adviser              During Past Two Years
----                                         ---------------------          ---------------------
Beth A. Ripston ..........................   Senior Vice President       Senior Vice President of the
320 Park Avenue                                                          Adviser since July 2000; Director,
NY, NY 10022                                                             Investment Consulting Group,
                                                                         KPMG LLP

Paul Travers .............................   Senior Vice President       Senior Vice President of the
320 Park Avenue                                                          Adviser
NY, NY 10022

Gary P. Wetterau .........................   Senior Vice President       Vice President of the Adviser
320 Park Avenue
NY, NY 10022

Susan E. Greenleaf .......................   Vice President              Vice President of the Adviser
320 Park Avenue                                                          since February 2001, prior thereto,
NY, NY 10022                                                             Equity Research Analyst,

                                                                         HCFP/Brenner Securities Inc.

Thomas P. Kelly ..........................   Vice President              Vice President of Mutual of
                                                                         American Life

Wayne M. Simon ...........................   Vice President              Vice President of the Adviser
320 Park Avenue                                                          since October 2000, prior thereto,
NY, NY 10022                                                             Assistant Director of Research,

                                                                         Brown Brother Hariman & Company


      Each of Oak Associates, Ltd. ("Oak Associates") and Fred Alger Management, Inc. ("Alger Management") is a subadviser for a portion of the Active Assets of the All America Fund allocated to it. Each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. The names, addresses and positions of each director and officer of each subadviser are incorporated by reference to the Form ADV of the subadviser filed with the Securities and Exchange Commission, as set forth below.

            Oak Associates, Ltd., Form ADV, SEC File No. 801-23632.

            Fred Alger Management, Inc., Form ADV, SEC File No. 801-06709.

Item 27. Principal Underwriters

      (a) Mutual of America Life Insurance Company, the principal underwriter of the Registrant, acts as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 2 and The American Separate Account No. 3 of The American Life Insurance Company of New York.

      (b) The name, business address and position of each senior officer and director of Mutual of America are as follows:


      Name and Principal                       Positions and Offices
       Business Address                      with Principal Underwriter
      ------------------                     --------------------------

Directors

Clifford L. Alexander, Jr. ...............   Director
Washington, D.C.

Richard M. Cummins .......................   Director
New York, New York

Roselyn P. Epps, M.D .....................   Director
Bethesda, Maryland

Earle H. Harbison, Jr ....................   Director
St. Louis, Missouri

Frances R. Hesselbein ....................   Director
New York, New York

William Kahn .............................   Director
St. Louis, Missouri


      Name and Principal                       Positions and Offices
       Business Address                      with Principal Underwriter
      ------------------                     --------------------------
LaSalle D. Leffall, Jr., M.D .............   Director
Washington, D.C.
Fioravante G. Perrotta ...................   Director
New York, New York
General Dennis J. Reimer .................   Director
Oklahoma City, Oklahoma
Francis H. Schott ........................   Director
New York, New York
O. Stanley Smith, Jr .....................   Director
Columbia, South Carolina
Sheila M. Smythe .........................   Director
Valhalla, New York
Elie Wiesel ..............................   Director
New York, New York

Officers-Directors

William J. Flynn .........................   Chairman of the Board

Thomas J. Moran ..........................   President and Chief Executive Officer

Manfred Altstadt .........................   Senior Executive Vice President and Chief Financial Officer

Patrick A. Burns .........................   Senior Executive Vice President and General Counsel

Salvatore R. Curiale .....................   Senior Executive Vice President, Technical Operations

Other Officers

Diane Aramony ............................   Executive Vice President, Corporate Secretary and Assistant to the
                                             Chairman

Meyer Baruch .............................   Senior Vice President, State Compliance and Government
                                             Regulations

Deborah Swinford Becker ..................   Senior Vice President and Associate General Counsel

Nicholas Branchina .......................   Senior Vice President and Associate Treasurer

William Breneisen ........................   Executive Vice President, Office of Technology

Jeremy J. Brown ..........................   Executive Vice President and Chief Actuary

Allen J. Bruckheimer .....................   Senior Vice President and Associate Treasurer

Patrick Burke ............................   Senior Vice President, Special Markets

Sean Carroll .............................   Senior Vice President, Facilities Management

William Conway ...........................   Executive Vice President, Marketing and Corporate
                                             Communications

Paul J. Costagliola ......................   Senior Vice President, Compliance

William A. DeMilt ........................   Executive Vice President, Corporate Services

Warren A. Essner .........................   Senior Vice President and Assistant to the President and Chief
                                             Executive Officer

James Flynn ..............................   Senior Vice President, Marketing

Michael Gallagher ........................   Senior Vice President, Direct Response and Technical
Boca Raton, FL                               Communications

Harold J. Gannon .........................   Senior Vice President, Corporate Tax

Gordon Gaspard ...........................   Senior Vice President, Marketing/National Accounts

Robert Giaquinto .........................   Senior Vice President, MIS Operations
Boca Raton, Fl



      Name and Principal                       Positions and Offices
       Business Address                      with Principal Underwriter
      ------------------                     --------------------------

Thomas E. Gilliam ........................   Executive Vice President and Assistant to the President and Chief
                                             Executive Officer

Anne-Marie Glazier .......................   Senior Vice President, Human Resources

John R. Greed ............................   Executive Vice President and Treasurer

Jared Gutman .............................   Senior Vice President, Technical Services

Thomas A. Harwood ........................   Senior Vice President, Corporate Communications

Sandra Hersko ............................   Senior Vice President, Technical Administration

Edward J.T. Kenney .......................   Senior Vice President and Assistant to the President and Chief
                                             Executive Officer

Gregory A. Kleva, Jr .....................   Executive Vice President and Deputy General Counsel

Robert Kordecki ..........................   Senior Vice President, Billing and Regulatory Services/Group Life
                                             and Disability Claims

Stanley M. Lenkowicz .....................   Senior Vice President and Deputy General Counsel

Daniel LeSaffre ..........................   Senior Vice President, Human Resources and Training

Robert W. Maull ..........................   Senior Vice President and Corporate Actuary

George L. Medlin .........................   Executive Vice President, Internal Audit

Lynn M. Nadler ...........................   Senior Vice President, Training -- Boca Raton
Boca Raton, FL

Roger F. Napoleon ........................   Senior Vice President and Associate General Counsel

Peter Nicklin ............................   Senior Vice President, MIS Business Applications

James Peterson ...........................   Senior Vice President, Training-- New York and Leadership
                                             Development

William Rose .............................   Senior Vice President, Field Operations

Dennis J. Routledge ......................   Senior Vice President, LAN/Telecommunications

Robert W. Ruane ..........................   Senior Vice President, Corporate Communications and Direct
                                             Response

William G. Shannon .......................   Senior Vice President, Individual Financial Planning

Walter W. Siegel .........................   Senior Vice President and Actuary

Joan M. Squires ..........................   Executive Vice President, Office of Technology

Anne M. Stanard ..........................   Senior Vice President, Human Resources

John Terwilliger .........................   Senior Vice President, Facilities Management
Boca Raton, FL

Eldon Wonacott ...........................   Senior Vice President, Field Administration

Raymond Yeager ...........................   Senior Vice President, MIS Operations
Boca Raton, FL


      The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

                                SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post effective amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 18th day of April, 2001.


                                  Mutual of America Investment Corporation


                                  By: /s/ Dolores J. Morrissey
                                      ------------------------------------
                                            Dolores J. Morrissey
                                     President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 18, 2001.

           Signatures                           Title
           ----------                           -----

    /s/ Dolores J. Morrissey          Director; President and
---------------------------------       Chief Executive Officer
         Dolores J. Morrissey           (Principal Executive Officer)

    /s/ Manfred Altstadt              Director; Senior Executive
---------------------------------       Vice President and Chief
        Manfred Altstadt                Financial Officer (Principal
                                        Financial and Accounting Officer)

                *                     Director
---------------------------------
        Peter J. Flanagan

                *                     Director
---------------------------------
        Robert J. McGuire

                *                     Director
---------------------------------
         George J. Mertz

                *                     Director
---------------------------------
         Howard J. Nolan

 By: /s/ Manfred Altstadt
     --------------------
       (Attorney-in-fact)

                               EXHIBIT INDEX


  Exhibit
  Number                                                                    Page
---------                                                                   ----
99.10(a)    Consent of Arthur Andersen LLP ..............................
99.10(b)    Consent of Swidler Berlin Shereff Friedman, LLP .............
99.16(a)    Code of Ethics of Mutual of America Investment ..............
              Corporation
99.16(b)
            Code of Ethics of Mutual of America Capital Management ......
              Corporation
99.16(c)    Code of Ethics of Fred Alger Management, Inc. ...............
99.16(d)    Code of Ethics of Oak Associates, Ltd. ......................
99.16(e)    Code of Ethics of Mutual of America Life Insurance
              Company ...................................................